As filed with the Securities and Exchange Commission on January 28, 2019
1933 Act Registration File No. 333-62298
1940 Act File No. 811-10401

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]
Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No.	680	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]
Amendment No.	682	[X]

TRUST FOR PROFESSIONAL MANAGERS
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)
 (Registrant’s Telephone Number, including Area Code) (414) 287-3338

Adam W. Smith
U.S. Bank Global Fund Services
615 East Michigan Street, 2nd Floor
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Copies to:
Carol A. Gehl, Esq.
Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, Wisconsin 53202
(414) 273-3500

It is proposed that this filing will become effective (check appropriate box)

[ ]	Immediately upon filing pursuant to Rule 485(b).
[X]	on January 28, 2019 pursuant to Rule 485(b).
[ ]	60 days after filing pursuant to Rule 485 (a)(1).
[ ]	on (date) pursuant to Rule 485 (a)(1).
[ ]	75 days after filing pursuant to Rule 485 (a)(2).
[ ]	on (date) pursuant to Rule 485 (a)(2).

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment No. 680 to the Registration Statement of Trust for Professional Managers is being filed to add the audited financial statements and certain related financial information for the fiscal period ended September 30, 2018 for the CrossingBridge Low Duration High Yield Fund and CrossingBridge Long/Short Credit Fund and to make other permissible changes under Rule 485(b).

CrossingBridge Low Duration High Yield Fund
Institutional Class Shares (Trading Symbol: CBLDX)
Investor Class Shares (Trading Symbol: CBLVX) (not currently offered)

CrossingBridge Long/Short Credit Fund
Institutional Class Shares (Trading Symbol: CCLIX)
Class A Shares (Trading Symbol: CLCAX) (not currently offered)

Prospectus
January 28, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website (www.crossingbridgefunds.com/literature), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime by contacting your financial intermediary (such as a broker-dealer or a bank) or, if you are a direct investor, by calling 1-888-898-2780, sending an e-mail request to contact-us@crossingbridge.com, or by enrolling at www.crossingbridgefunds.com/literature.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Funds, you can call 1-888-898-2780 or send an email request to contact-us@crossingbridge.com to let the Funds know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all Funds held with the fund complex if you invest directly with the Funds.

The U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved of these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

CrossingBridge Low Duration High Yield Fund
CrossingBridge Long/Short Credit Fund
Each a series of Trust for Professional Managers (the “Trust”)

Table of Contents - Prospectus

Summary Section

CrossingBridge Low Duration High Yield Fund

Investment Objective
The CrossingBridge Low Duration High Yield Fund (the “Low Duration High Yield Fund” or the “Fund”) seeks high current income and capital appreciation consistent with the preservation of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Institutional Class Shares		Investor Class Shares
Management Fees		0.65%		0.65%
Distribution (12b-1) Fees		None		0.25%
Other Expenses		1.26%		1.26%
Shareholder Servicing Plan Fees(1)	0.10%		0.10%
Remainder of Other Expenses	1.16%		1.16%
Total Annual Fund Operating Expenses(2)		1.91%		2.16%
Less: Fee Waiver and/or Expense Reimbursement		-0.90%		-0.90%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(2)(3)		1.01%		1.26%
(1)
The Trust’s Board of Trustees (the “Board of Trustees”) has authorized a shareholder servicing plan fee in the amount of 0.15% of the Fund’s average daily net assets.  Currently, the shareholder servicing plan fee being charged is 0.10% of the Fund’s average daily net assets; however, the fee may be increased to 0.15% of the Fund’s average daily net assets at any time.

(2)
Please note that Total Annual Fund Operating Expenses in the table above do not correlate to the ratio of Expenses to Average Net Assets found within the “Financial Highlights” section of this Prospectus because the “Financial Highlights” include only the direct operating expenses incurred by the Fund and exclude acquired fund fees and expenses.

(3)
Pursuant to an operating expense limitation agreement between CrossingBridge Advisors, LLC (the “Adviser”), the Fund’s investment adviser, and the Fund, the Adviser has agreed to waive its management fees and/or reimburse Fund expenses to ensure that Total Annual Fund Operating Expenses (exclusive of front-end or contingent deferred loads, Rule 12b-1 plan fees, shareholder servicing plan fees, leverage (i.e., any expenses incurred in connection with borrowings made by the Fund) interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transactional expenses, expenses incurred in connection with any merger or reorganization, dividends or interest on short positions, acquired fund fees and expenses or extraordinary expenses such as litigation (collectively “Excluded Expenses”)) do not exceed 0.90% of the Fund’s average annual net assets, through at least January 31, 2021.  To the extent the Fund incurs Excluded Expenses, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement may be greater than 0.90%.  The operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees.  The Adviser may request recoupment of previously waived fees and paid expenses from the Fund up to three years from the date such fees and expenses were waived or paid, subject to the operating expense limitation agreement, if such reimbursement will not cause the Fund’s expense ratio, after recoupment has been taken into account, to exceed the lesser of: (1) the expense limitation in place at the time of the waiver and/or expense payment; or (2) the expense limitation in place at the time of the recoupment.

Example
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  The operating expense limitation discussed in the table above is reflected only through January 31, 2021.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

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Share Class	One Year	Three Years	Five Years	Ten Years
Institutional Class	$103	$420	$859	$2,081
Investor Class	$128	$497	$989	$2,346

Portfolio Turnover
The Fund pays transaction costs, such as commissions or spreads, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in the Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal period, the Fund’s portfolio turnover rate was 76.70% of the average value of its portfolio.

Principal Investment Strategies
Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in fixed income securities and loans issued by companies that are rated below investment grade (i.e., “junk” bonds and loans).  The fixed income securities and loans in which the Fund expects to invest include traditional corporate bonds, zero-coupon bonds, commercial paper, exchange-traded notes (“ETNs”), distressed debt securities (i.e., fixed income securities that are near to going into default), bank loan assignments and/or participations, private placements, mortgage- and asset-backed securities, U.S. Government obligations and bank loans to corporate borrowers, and may have fixed, floating or variable rates.  The Fund typically focuses on instruments that have short durations (i.e., have an expected duration of three years or less from the time of purchase through maturity, call, or corporate action).  To the extent the Fund invests in other investment companies, including exchange-traded funds (“ETFs”), the Fund will consider the underlying holdings of such funds for purposes of meeting its policy of investing at least 80% of its net assets in fixed income securities and loans of companies that have been rated below investment grade.

The Fund may invest up to 25% of its total assets in foreign fixed income instruments, including those denominated in U.S. dollars or other currencies, and may also invest without limit in Rule 144A fixed income securities.  Additionally, the Fund may invest up to 25% of its total assets in convertible bonds and Yankee bonds, and up to 15% in preferred stocks and income producing equities.  The Fund’s investments in derivative instruments, specifically futures contracts, options, options on futures contracts, swap agreements and credit default swaps (collectively, “Derivatives”), may be used as a substitute for making direct investments in the underlying instruments or to reduce exposure to, or “hedge” against, market volatilities and other risks.  The Fund may use a Derivative rather than investing directly in an underlying asset class as a low-cost, effective means to gain exposure to such asset class.

The Fund will sell an investment during portfolio rebalancing periods when the Fund’s holdings in that investment are larger than the allocation suggested by the Adviser’s investment models or when a more attractive investment becomes available.  The Adviser may engage in active trading of the Fund’s portfolio investments to achieve the Fund’s investment objective.

Principal Risks
Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take.  Remember, in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund.  The principal risks of investing in the Fund are:

Asset-Backed and Mortgage-Backed Securities Risk.  Asset-backed and mortgage-backed securities are subject to risk of prepayment.  These types of securities may also decline in value because of mortgage foreclosures or defaults on the underlying obligations.  Asset-backed and mortgage-backed securities are also subject to extension risk, the risk that rising interest rates could cause prepayments to decrease, extending the life of asset-backed and mortgage-backed securities with lower payment rates.

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Bank Loan Risk.  The Fund’s investments in secured and unsecured assignments and/or participations in bank loans may create substantial risk. In making investments in such loans, which are made by banks or other financial intermediaries to borrowers, the Fund will depend primarily upon the creditworthiness of the borrower for payment of principal and interest.  As a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet a Fund’s redemption obligations until potentially a substantial period after the sale of the loans.  The Fund, therefore, may be forced to sell other assets at a loss to pay redemption proceeds.  Additionally, bank loans are not considered securities nor afforded the protections of the federal securities laws.

Closed-End Fund Risk.  Shares of closed-end funds frequently trade at a price per share that is less than the NAV per share.  There can be no assurance that the market discount on shares of any closed-end fund purchased by the Fund will ever decrease or that when the Fund seeks to sell shares of a closed-end fund it can receive the NAV of those shares.  There are greater risks involved in investing in securities with limited market liquidity.  To the extent the Fund invests in closed-end funds, it will indirectly bear its proportionate share of any fees and expenses payable directly by the closed-end fund and, therefore, the Fund would incur higher expenses, which may be duplicative.

Convertible Securities Risk.  The market value of a convertible security will perform the same as a regular fixed income security; that is, if market interest rates rise, the value of the convertible security falls.  In the event of a liquidation of the issuing company, holders of convertible securities generally would be paid after the company’s creditors but before the company’s common shareholders.  Consequently, an issuer’s convertible securities generally may be viewed as having more risk than its debt securities but less risk than its common stock.

Corporate Events Risk.  Corporate events risk is the risk that a corporate transaction or opportunity will not occur, or a natural disaster or regulatory change will cause an abrupt downgrade in a corporate bond which may lower the Fund’s performance.

Counterparty Risk.  Counterparty risk arises upon entering into borrowing arrangements or derivative transactions and is the risk from the potential inability of counterparties to meet the terms of their contracts.

Credit Risk.  Underlying investments may lose value due to borrowers defaulting or failing to pay back debt.

Credit-Related Instruments Risk.  Interest rates may go up resulting in a decrease in the value of the securities held by the Fund.  Interest rates have been historically low, so the Fund faces a heightened risk that interest rates may rise.  Credit risk is the risk that an issuer will not make timely payments of principal and interest.  A credit rating assigned to a particular debt security is essentially the opinion of an NRSRO as to the credit quality of an issuer and may prove to be inaccurate.  There is also the risk that a bond issuer may “call,” or repay, its high yielding bonds before their maturity dates.  Debt securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment.  Limited trading opportunities for certain fixed income securities may make it more difficult to sell or buy a security at a favorable price or time, particularly during periods of market turmoil, and may also make these securities difficult to value.

Cybersecurity Risk.  With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks.  Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

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Derivatives Risk:  The Fund’s use of swap contracts, interest rate futures and options on interest rate futures involves risks different from, or possibly greater than the risks associated with investing directly in securities including leverage risk, tracking risk and counterparty default risk.  Option positions may expire worthless exposing the Fund to potentially significant losses.  To the extent the Fund invests in derivatives, the risks below may affect its performance:

Credit Default Swap Risk.  Credit default swaps are subject to general market risk, liquidity risk and counterparty credit risk.  If the Fund is a buyer in a credit default swap agreement and no credit event occurs, then it will lose its investment.  If the Fund is a seller in a credit default swap and an event of default occurs, there may be a loss of value to the Fund.  When the Fund is the seller of credit default, the Fund will segregate the assets to cover the full notional amount of the valuations.

Interest Rate Risk.  Underlying investments may lose value due to interest rate changes.

Liquidity Risk.  The Fund may not be able to sell or close out a derivative instrument.

Options and Futures Risk.  Options and futures contracts may be more volatile than investments directly in the underlying securities, involve additional costs and may involve a small initial investment relative to the risk assumed.

Swap Agreement Risk.  A swap contract may not be assigned without the consent of the counterparty, and may result in losses in the event of a default or bankruptcy of the counterparty.

Distressed Securities Risk.  The Fund’s investment in distressed securities may involve a substantial degree of risk.  These instruments, which involve loans, loan participations, bonds, notes, non-performing and sub-performing mortgage loans typically are unrated, lower-rated, or close to default.  Many of these instruments are not publicly traded, and may become illiquid.  The prices of such instruments may be extremely volatile.  Securities of distressed companies are generally more likely to become worthless than the securities of more financially stable companies.  Valuing such instruments may be difficult, and the Fund may lose all of its investment, or it may be required to accept cash or securities with a value less than the Fund’s original investment.  Issuers of distressed securities are typically in a weak financial condition and may default, in which case the Fund may lose its entire investment.

Equity Securities Risk.  Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.  Preferred stocks are subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.

Exchange-Traded Note Risk.  The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying securities markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced index.  In addition, the notes issued by ETNs and held by a fund are unsecured debt of the issuer.

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Fixed Income Securities Risk.  The Fund invests a significant portion of its assets in fixed income securities.  Fixed income securities are subject to credit risk and market risk, including interest rate risk.  Credit risk is the risk of the issuer’s inability to meet its principal and interest payment obligations.  Market risk is the risk of price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity.  There is no limitation on the maturities of fixed income securities in which the Fund invests.  Securities having longer maturities generally involve greater risk of fluctuations in value resulting from changes in interest rates.

Floating Rate Risk.  Securities with floating interest rates generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general.  Conversely, floating rate instruments will not generally increase in value if interest rates decline.  Changes in interest rates will also affect the amount of interest income the Fund earns on its floating rate investments.

Foreign Investments Risk.  Investments in fixed income securities of U.S. and foreign issuers and derivative instruments that are linked to fixed income securities (collectively, “Credit-Related Instruments”) involve certain risks not generally associated with investments in the securities of U.S. issuers, including changes in currency exchange rates, unstable political, social and economic conditions, a lack of adequate or accurate company information, differences in the way securities markets operate, less secure international banks or securities depositories than those in the U.S. and foreign controls on investment.  In addition, individual international country economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position.  Income earned on foreign investments may be subject to foreign withholding taxes.

Government Securities Risk.  The Fund invests in securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities (including government-sponsored enterprises).  Securities issued by agencies and instrumentalities may not be guaranteed or insured by the U.S. Government and may only be supported by the credit of the issuing entity.

High Portfolio Turnover Risk.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.

High-Yield Securities Risk.  The fixed income investments held by the Fund that are rated below investment grade, also known as “junk bonds”, are subject to additional risk factors such as increased possibility of default, illiquidity of the security, and changes in value based on public perception of the issuer.  Such securities are generally considered speculative because they present a greater risk of loss, including default, than higher quality fixed income investments.

Leverage Risk.  Derivatives investments may create economic leverage and can result in losses to the Fund that exceed the original amount invested.

Liquidity Risk.  Certain investments and markets can become illiquid at times and negatively impact the price of an investment if the Fund were to sell during times of illiquidity.

Management Risk.  Management risk means that the Adviser’s security selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment goals.

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Market Risk.  Certain investments selected for the Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.  The value of the Fund’s investments may go up or down, sometimes dramatically and unpredictably, based on current market conditions, such as real or perceived adverse political or economic conditions, inflation, changes in interest rates, lack of liquidity in the fixed income markets or adverse investor sentiment.  Political and diplomatic events within the U.S., such as the inability of Congress to secure a budget deal and the resulting government shutdown, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy.  Further, the presidential administration’s contentious position on trade continues to strain relationships with major trading partners of the U.S., such as China.

New Fund Risk.  There can be no assurance that the Fund will grow to or maintain an economically viable size.

Other Investment Company and Exchange-Traded Fund Risk.  When the Fund invests in other investment companies, including closed-end funds and ETFs, it will bear additional expenses based on its pro rata share of the other investment company’s operating expenses, including the potential duplication of management fees.  The risk of owning another investment company generally reflects the risks of owning the underlying investments the other investment company holds.  The Fund also will incur brokerage costs when it purchases and sells investment company shares ETFs may trade at a discount or premium to net asset value (“NAV”).  There can be no assurance that an active trading market for an ETF’s shares will exist.  There are greater risks involved in investing in securities with limited market liquidity.

Preferred Stock Risk.  Preferred stocks may be more volatile than fixed income securities and are more correlated with the issuer’s underlying common stock than fixed income securities.  Additionally, the dividend on a preferred stock may be changed or omitted by the issuer.

Prepayment Risk.  The risk that the issuer of a debt security repays all or a portion of the principal prior to the security’s maturity therefore resulting in lower yields to shareholders of the Fund.  The Fund may be unable to re-invest the proceeds in an investment with as great a yield.

Recent Market Events Risk.  Changes in market conditions will not have the same impact on all types of securities.  In response to the global financial crisis that began in 2008, the U.S. government, the Federal Reserve and certain foreign banks took steps to support financial markets, including by keeping interest rates at historically low levels.  More recently, the Federal Reserve has reduced its market support activities.  Further reduction or withdrawal of this support could negatively impact financial markets generally, and have, to a certain extent, resulted in higher interest rates and increased market volatility.  A rising interest rate environment may reduce the value and liquidity of certain securities held by the Fund.  The full impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Rule 144A Securities Risk.  The market for Rule 144A securities typically is less active than the market for publicly-traded securities.  Rule 144A securities carry the risk that the liquidity of these securities may become impaired, making it more difficult for the Fund to sell these bonds.

Tax Risk.  The Fund’s investment strategies, specifically its investments in Derivatives, may subject the Fund to special tax rules, the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund’s securities, convert long-term capital gains into short-term capital gains or convert short-term capital losses into long-term capital losses.

Tracking Risk. The value of the derivative instruments the Fund uses may not correlate to (or track) the values of the underlying securities.  When used for hedging purposes, lack of correlation between price or rate movements of the derivative instrument and the underlying investment sought to be hedged may prevent the Fund from achieving the intended hedging effect or expose the Fund to risk of loss.

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Yankee Bond Risk.  Yankee bonds are subject to the same risks as other debt issues, notably credit risk, market risk, currency and liquidity risk.  Other risks include adverse political and economic developments; the extent and quality of government regulations of financial markets and institutions; the imposition of foreign withholding taxes; and the expropriation or nationalization of foreign issuers.

Zero Coupon Securities Risk.  While interest payments are not made on such securities, holders of such securities are deemed to have received income annually, notwithstanding that cash may not be received currently.  Some of these securities may be subject to substantially greater price fluctuations during periods of changing market interest rates than are comparable securities that pay interest currently.  Longer term zero coupon bonds are more exposed to interest rate risk than shorter term zero coupon bonds.

Performance
When the Fund has been in operation for a full calendar year, performance information will be shown here.  Updated performance information will be available on the Fund’s website at www.crossingbridgefunds.com or by calling the Fund toll-free at 888-898-2780.

Management

Investment Adviser.  CrossingBridge Advisors, LLC, located at 427 Bedford Road, Suite 230, Pleasantville, New York, 10570, is the Fund’s investment adviser.

Portfolio Managers.  David K. Sherman, President of the Adviser, is the Fund’s lead portfolio manager since inception in 2018.  Michael De Kler, Senior Analyst of the Adviser, is the Fund’s assistant portfolio manager since inception in 2018.

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Purchase and Sale of Fund Shares, Taxes and Financial Intermediary Compensation” on page 16.

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CrossingBridge Long/Short Credit Fund

Investment Objective
The CrossingBridge Long/Short Credit Fund (the “Long/Short Credit Fund” or the “Fund”) seeks absolute total returns over a complete market cycle.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on Class A shares if you or your family invest, or agree to invest in the future, at least $50,000 in the Fund’s Class A shares.  More information about these and other discounts is available from your financial professional and under “Shareholder Information – Class A Sales Charge Reductions and Waivers” beginning on page 37 of this Prospectus and under “Additional Purchase and Redemption Information – Sales Charges on Class A Shares” beginning on page 57 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)	Institutional Class Shares		Class A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None		5.00%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or the net asset value at redemption on share purchases of $1,000,000 or more that are redeemed within 12 months of purchase)	None		0.50%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees		1.25%		1.25%
Distribution (12b-1) Fees		None		0.25%
Other Expenses		1.19%		1.19%
Shareholder Servicing Plan Fees	0.10%		0.10%
Dividends and Interest Expense on Short Positions	0.74%		0.74%
Remainder of Other Expenses	0.35%		0.35%
Acquired Fund Fees and Expenses		0.05%		0.05%
Total Annual Fund Operating Expenses(1)		2.49%		2.74%
Less: Fee Waiver and/or Expense Reimbursement		-0.35%		-0.35%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)(2)		2.14%		2.39%
(1)
Please note that Total Annual Fund Operating Expenses in the table above do not correlate to the ratio of Expenses to Average Net Assets found within the “Financial Highlights” section of this Prospectus as a result of a decrease in the Fund’s management fee and operating expense limitation effective May 7, 2018.  Additionally, the “Financial Highlights” include only the direct operating expenses incurred by the Fund and exclude acquired fund fees and expenses.

(2)
Pursuant to an operating expense limitation agreement between CrossingBridge Advisors, LLC (the “Adviser”), the Fund’s investment adviser, and the Fund, the Adviser has agreed to waive its management fees and/or reimburse Fund expenses to ensure that Total Annual Fund Operating Expenses (exclusive of front-end or contingent deferred loads, Rule 12b-1 plan fees, shareholder servicing plan fees, taxes, interest (including interest incurred in connection with bank and custody overdrafts) leverage (i.e., any expenses incurred in connection with borrowings made by the Fund), dividends and interest expenses on short positions, acquired fund fees and expenses, brokerage commissions and other transaction expenses, expenses incurred in connection with any merger or reorganization, proxy expenses, and extraordinary expenses (collectively “Excluded Expenses”)) do not exceed 1.25% of the Fund’s average annual net assets, through at least May 7, 2020.  To the extent the Fund incurs Excluded Expenses, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement may be greater than 1.25%.  The operating expense limitation agreement can be terminated only by, or with the consent of, the Trust’s Board of Trustees (the “Board of Trustees”).  The Adviser may request recoupment of previously waived fees and paid expenses from the Fund up to three years from the date such fees and expenses were waived or paid, subject to the operating expense limitation agreement, if such reimbursement will not cause the Fund’s expense ratio, after recoupment has been taken into account, to exceed the lesser of: (1) the expense limitation in place at the time of the waiver and/or expense payment; or (2) the expense limitation in place at the time of the recoupment.

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Example
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  The operating expense limitation discussed in the table above is reflected only through May 7, 2020.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share Class	One Year	Three Years	Five Years	Ten Years
Institutional Class	$217	$707	$1,261	$2,772
Class A Shares	$730	$1,243	$1,816	$3,367

Portfolio Turnover
The Fund pays transaction costs, such as commissions or spreads, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may generate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal period, the Fund’s portfolio turnover rate was 48.00% of the average value of its portfolio.

Principal Investment Strategies
The Adviser believes that the Fund’s investment objective of seeking absolute total returns over a complete market cycle, typically three to five years, can be achieved primarily through a portfolio of long and short investments in Credit-Related Instruments (defined below).

The Fund’s investment strategy involves taking both long and short positions in a variety of Credit-Related Instruments based on the perception of such securities being overvalued or undervalued and desire to lessen exposure to general market risk.  In making decisions to “sell short” a Credit-Related Instrument, many factors may be considered, including whether a security’s price target has been met, whether there has been an overvaluation of the issuer by the market, and whether there has been a clear deterioration of future earnings power.  The Fund’s net long exposure (the market value of long positions minus the market value of short positions) will vary over time based on the Adviser’s assessment of market conditions and other factors.  In general, it is anticipated that the Fund’s portfolio will not be more than 100% short.  With a long position, the Fund purchases a security outright, while with a short position, the Fund sells a security that it has borrowed.  When the Fund sells a security short, it borrows the security from a third party and sells it at the then-current market price.  The Fund is then obligated to buy the security on a later date so that it can return the security to the lender.”

In managing the Fund’s holdings, the Adviser combines a top-down, in-depth understanding of credit cycles with a bottom-up, fundamental research process and event-driven investment selection that the Adviser believes will produce consistent returns through all phases of economic and market cycles.

The Fund may invest in fixed income securities of U.S. and foreign issuers (including issuers located in emerging markets), and derivative instruments that are linked to fixed income securities (collectively, “Credit-Related Instruments”).  Under normal market conditions, the Fund invests at least 80% of its net assets (including any borrowings for investment purposes) in Credit-Related Instruments.  Credit-Related Instruments include corporate bonds, debt securities and other fixed income instruments issued by various U.S. and non-U.S. governments (including their agencies or instrumentalities) and private-sector entities, municipal securities, exchange-traded notes (“ETNs”), convertible securities, distressed debt securities, bank loan participations, and mortgage-backed and asset-backed securities and variable and floating rate securities.  The Fund’s investments in mortgage-backed and asset-backed securities may be issued by various U.S. Government, municipal or private-sector entities, and may consist of residential mortgage-backed securities and commercial mortgage-backed securities.  These investments may include securities of varying maturities, durations and ratings, including securities that have been rated below investment grade by a nationally recognized statistical ratings organization (“NRSRO”), commonly referred to as “junk bonds” or “high yield bonds.”  Credit-Related Instruments may also be secured or unsecured, or have various rankings (such as senior or subordinate) to other debt securities of the same issuer.  In addition to direct investments in Credit-Related Instruments and derivative instruments that are linked to Credit-Related Instruments, the Fund may invest in shares of other investment companies that invest in Credit-Related Instruments and derivative instruments that are linked to Credit-Related Instruments, including shares of exchange-traded funds (“ETFs”) or closed-end funds.

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The Fund may also invest up to 20% of its net assets in equity instruments, including long and short positions in equity securities of companies with market capitalizations of any size, including common and preferred stock of U.S. and foreign issuers (including issuers located in emerging markets), equity swaps and derivative instruments that are linked to equity securities.  In addition to direct investments in equity securities and equity-linked instruments, the Fund may invest in shares of other investment companies and ETFs that invest in equity securities and equity-linked instruments.

The Fund’s investments in derivative instruments, specifically futures contracts, options, options on futures contracts, swap agreements and credit default swaps (collectively, “Derivatives”), may be used as a substitute for making direct investments in the underlying instruments or to reduce exposure to, or “hedge,” against market volatilities and other risks.  The Fund may use a Derivative investment rather than investing directly in an underlying asset class as a low-cost, effective means to gain exposure to an asset class.

Derivatives and short sale transactions involve the use of leverage.  Accordingly, the Fund will maintain long positions in securities available for collateral, consisting of cash, cash equivalents and other liquid securities, to meet any applicable asset coverage obligations under the 1940 Act.  The Fund is “non-diversified,” meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities.

The Adviser monitors the Fund’s portfolio on a daily basis, and may sell or reduce a position when a more attractive investment becomes available or when the value of an investment becomes unattractive, taking into consideration current market conditions.  The Fund may also sell an investment based on the Adviser’s re-evaluation of an investment’s credit profile.

Principal Risks
Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take.  Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over long or even short periods of time.  The principal risks of investing in the Fund are:

Asset-Backed and Mortgage-Backed Securities Risk.  Asset-backed and mortgage-backed securities are subject to risk of prepayment.  These types of securities may also decline in value because of mortgage foreclosures or defaults on the underlying obligations.  Asset-backed and mortgage-backed securities are also subject to extension risk, the risk that rising interest rates could cause prepayments to decrease, extending the life of asset-backed and mortgage-backed securities with lower payment rates.

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Bank Loan Risk.  The Fund’s investments in secured and unsecured participations in bank loans and assignments of such loans may create substantial risk.  In making investments in such loans, which are made by banks or other financial intermediaries to borrowers, the Fund will depend primarily upon the creditworthiness of the borrower for payment of principal and interest.  Bank loans may not be securities and therefore may not have the protections afforded by the federal securities laws.  The settlement period for transactions involving bank loans may be longer than seven days.

Convertible Securities Risk.  The market value of a convertible security will perform the same as a regular fixed income security; that is, if market interest rates rise, the value of the convertible security falls.  In the event of a liquidation of the issuing company, holders of convertible securities generally would be paid after the company’s creditors but before the company’s common shareholders.  Consequently, an issuer’s convertible securities generally may be viewed as having more risk than its debt securities but less risk than its common stock.

Corporate Events Risk.  Corporate events risk is the risk that a corporate transaction or opportunity will not occur, or a natural disaster or regulatory change will cause an abrupt downgrade in a corporate bond which may lower the Fund’s performance.

Credit-Related Instruments Risk.  Interest rates may go up resulting in a decrease in the value of the securities held by the Fund.  Interest rates have been historically low, so the Fund faces a heightened risk that interest rates may rise.  Credit risk is the risk that an issuer will not make timely payments of principal and interest.  A credit rating assigned to a particular debt security is essentially the opinion of an NRSRO as to the credit quality of an issuer and may prove to be inaccurate.  There is also the risk that a bond issuer may “call,” or repay, its high yielding bonds before their maturity dates.  Debt securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment.  Limited trading opportunities for certain fixed income securities may make it more difficult to sell or buy a security at a favorable price or time, particularly during periods of market turmoil, and may also make these securities difficult to value.

Cybersecurity Risk.  With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks.  Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

Derivatives Risk.  Derivatives, including futures contracts, options, options on futures contracts, swap agreements and credit default swaps, may be more volatile than investments directly in the underlying securities, involve additional costs and may involve a small initial investment relative to the risk assumed, and may cause the Fund to lose more money than the principal amount invested in such instruments.  In addition, Derivatives also involve the risk of mispricing or improper valuation, and the value of a Derivative may not correlate perfectly to the underlying financial asset, index or other investment or overall securities markets.  Specific types of Derivatives are also subject to a number of additional risks, such as:

Options and Futures Risk.  Options and futures contracts may be more volatile than investments directly in the underlying securities, involve additional costs and may involve a small initial investment relative to the risk assumed.

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Swap Agreement Risk.  A swap contract may not be assigned without the consent of the counterparty, and may result in losses in the event of a default or bankruptcy of the counterparty.

Credit Default Swap Risk.  Credit default swaps are subject to general market risk, liquidity risk and counterparty credit risk.  If the Fund is a buyer in a credit default swap agreement and no credit event occurs, then it will lose its investment.  If the Fund is a seller in a credit default swap and an event of default occurs, there may be a loss of value to the Fund.

Liquidity Risk.  The Fund may not be able to sell or close out a derivative instrument.

Interest Rate Risk.  Underlying investments may lose value due to interest rate changes.

Credit Risk.  Underlying investments may lose value due to borrowers defaulting or failing to pay back debt.

Counterparty Risk. Counterparty risk arises upon entering into borrowing arrangements or derivative transactions and is the risk from the potential inability or unwillingness of counterparties to meet the terms of their contacts.

Distressed Securities Risk. The Fund’s investment in distressed securities may involve a substantial degree of risk.  These instruments, which involve loans, loan participations, bonds, notes, non-performing and sub-performing mortgage loans typically are unrated, lower-rated, in default or close to default.  Many of these instruments are not publicly traded, and may become illiquid. The prices of such instruments may be extremely volatile. Securities of distressed companies are generally more likely to become worthless than the securities of more financially stable companies. Valuing such instruments may be difficult, and the Fund may lose all of its investment, or it may be required to accept cash or securities with a value less than the Fund’s original investment. Issuers of distressed securities are typically in a weak financial condition and may default, in which case the Fund may lose its entire investment.

Equity Securities Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.  Preferred stocks are subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.

Exchange-Traded Note Risk.  The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying securities markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced index.  In addition, the notes issued by ETNs and held by a fund are unsecured debt of the issuer.

Foreign Investments Risk.  Investments in Credit-Related Instruments of foreign issuers involve certain risks not generally associated with investments in the securities of U.S. issuers, including changes in currency exchange rates, unstable political, social and economic conditions, a lack of adequate or accurate company information, differences in the way securities markets operate, less secure international banks or securities depositories than those in the U.S. and foreign controls on investment. In addition, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position.  Income earned on foreign investments may be subject to foreign withholding taxes.  The Fund may invest in emerging market countries, which can involve higher degrees of risk as compared with developed economies.

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Government-Sponsored Entities Risk. The Fund invests in securities issued or guaranteed by government-sponsored entities.  However, these securities may not be guaranteed or insured by the U.S. Government and may only be supported by the credit of the issuing agency.

High-Yield Securities Risk.  The fixed income investments held by the Fund that are rated below investment grade, also known as “junk bonds”, are subject to additional risk factors such as increased possibility of default, illiquidity of the security, and changes in value based on public perception of the issuer.  Such securities are generally considered speculative because they present a greater risk of loss, including default, than higher quality fixed income investments.

Investment Company and Exchange-Traded Fund Risk.  When the Fund invests in other investment companies, including ETFs, it will bear additional expenses based on its pro rata share of the other investment company’s or ETF’s operating expenses, including the potential duplication of management fees.  The risk of owning an ETF generally reflects the risks of owning the underlying investments the ETF holds.  The Fund also will incur brokerage costs when it purchases and sells ETFs.  ETFs may trade at a discount or premium to net asset value.

Leverage Risk.  Leverage is the practice of borrowing money to purchase securities.  Investments in Derivatives and selling securities short also involve the use of leverage.  Leverage can increase the investment returns of the Fund.  However, if the securities decrease in value, the Fund will suffer a greater loss than would have resulted without the use of leverage.  The Fund will maintain long positions in securities available for collateral, consisting of cash, cash equivalents, and other liquid securities, to meet any applicable asset coverage obligations under the 1940 Act.  However, if the value of such collateral declines, margin calls by lending brokers could result in the liquidation of collateral securities at disadvantageous prices.

Liquidity Risk.  Certain investments and markets can become illiquid at times and negatively impact the price of an investment if the Fund were to sell during times of illiquidity.

Management Risk.  The Adviser’s judgments about the attractiveness, value and potential appreciation or depreciation of a particular security the Fund purchases or sells short, respectively, may prove to be incorrect and that the investment strategies employed by the Adviser in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other similar investment vehicles having similar investment strategies.

Market Risk.  Certain investments selected for the Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.  The value of the Fund’s investments may go up or down, sometimes dramatically and unpredictably, based on current market conditions, such as real or perceived adverse political or economic conditions, inflation, changes in interest rates, lack of liquidity in the fixed income markets or adverse investor sentiment.  Political and diplomatic events within the U.S., such as the inability of Congress to secure a budget deal and the resulting government shutdown, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy.  Further, the presidential administration’s contentious position on trade continues to strain relationships with major trading partners of the U.S., such as China.

Municipal Securities Risk.  The value of municipal securities may be adversely affected by local political and economic factors, supply and demand factors, the creditworthiness of the issuer, or the ability of the issuer or projects backing such securities to generate taxes or revenues.

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Non-Diversified Fund Risk.  Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer.  As a result, a decline in the value of an investment in a single issuer could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Recent Market Events Risk.  Changes in market conditions will not have the same impact on all types of securities.  In response to the global financial crisis that began in 2008, the U.S. government, the Federal Reserve and certain foreign banks took steps to support financial markets, including by keeping interest rates at historically low levels.  More recently, the Federal Reserve has reduced its market support activities.  Further reduction or withdrawal of this support could negatively impact financial markets generally, and have, to a certain extent, resulted in higher interest rates and increased market volatility.  A rising interest rate environment may reduce the value and liquidity of certain securities held by the Fund.  The full impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Short Sales Risk.  The risk of loss if the value of a security sold short increases prior to the delivery date, since the Fund must pay more for the security than it received from the purchaser in the short sale.  Therefore, the risk of loss may be unlimited.  In addition, the Fund must pay any dividends or interest payable that accrues on a security sold short until it is replaced.

Tax Risk.  The Fund’s investment strategies, specifically its investments in Derivatives, may subject the Fund to special tax rules, the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund’s securities, convert long-term capital gains into short-term capital gains or convert short-term capital losses into long-term capital losses.

Performance

The performance information provides some indication of the risks of investing in the Fund by showing the Fund’s performance for the past calendar year and by showing how the Fund’s average annual returns for one year and since inception compare with those of a broad measure of market performance.  Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.crossingbridgefunds.com or by calling the Fund toll-free at 888-898-2780.

Calendar Year Total Return as of December 31*

* The returns shown in the bar chart are for Institutional Class shares of the Fund.  Class A shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses.

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The Fund’s calendar year-to-date return for Institutional Class shares as of December 31, 2018 was 0.25%.  During the period of time shown in the bar chart, the Fund’s highest quarterly return was 2.55% for the quarter ended June 30, 2016, and the lowest quarterly return was -0.72% for the quarter ended December 31, 2018.

Average Annual Total Returns as of December 31, 2018	1 Year	Since Inception (2/27/15)
Institutional Class Shares
Return Before Taxes	0.25%	1.68%
Return After Taxes on Distributions	-0.65%	0.43%
Return After Taxes on Distributions and Sale of Fund Shares	0.15%	0.72%
Bloomberg Barclays U.S. Aggregate Total Return Bond Index (reflects no deduction for fees, expenses or taxes)	0.01%	-1.45%

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  The after-tax returns shown are not relevant to shareholders who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

In certain cases, the figure representing “Returns After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures in the table for the same period.  A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Management

Investment Adviser.  CrossingBridge Advisors, LLC located at 427 Bedford Road, Suite 230, Pleasantville, New York, 10570, is the Fund’s investment adviser.

Portfolio Managers.  Oren M. Cohen, Senior Portfolio Manager of the Adviser, has managed the Fund since it commenced operations in March 2015.

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Purchase and Sale of Fund Shares, Taxes and Financial Intermediary Compensation” on page 16.

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Purchase and Sale of Fund Shares, Taxes and Financial Intermediary Compensation

Purchase and Sale of Fund Shares
You may conduct transactions (share purchases or redemptions) via written request by mail (CrossingBridge Funds, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, WI 53201-0701), by wire transaction, or by contacting the Funds by telephone at 888-898-2780, on any day the New York Stock Exchange (“NYSE”) is open for trading.  Investors who wish to purchase or redeem Fund shares through a financial intermediary should contact the financial intermediary directly.  Minimum initial and subsequent investment amounts are shown below.

Share Purchase Amounts	Institutional Class	Investor Class	Class A

Low Duration High Yield Fund
M inimum Initial Investment – All Accounts	$250,000	$2,500	N/A
Minimum Subsequent Investment – All Accounts	$1,000	$100	N/A

Long/Short Credit Fund
Minimum Initial Investment – All Accounts	$0 for certain institutional investors as described under “Minimum Investment Amounts” on page 42 of this Prospectus; $100,000 for all other investors	N/A	$2,500
Minimum Subsequent Investment – All Accounts	$1,000	N/A	$100

Tax Information
The Funds’ distributions will be taxed as ordinary income or long-term capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.  You may be taxed later upon withdrawal of monies from such tax-deferred arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Fund shares through a broker-dealer, or other financial intermediary (such as a bank), the Funds and their related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Funds over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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Investment Strategies, Risks and Disclosure of Portfolio Holdings

CrossingBridge Low Duration High Yield Fund

Investment Objective
The Low Duration High Yield Fund seeks high current income and capital appreciation consistent with the preservation of capital using a low duration mandate.

Principal Investment Strategies
Under normal market conditions, the Low Duration High Yield Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in fixed income securities and loans issued by companies that are rated below investment grade (i.e., “junk” bonds and loans).  The Low Duration High Yield Fund considers below investment grade instruments to include instruments with ratings lower than BBB- by Standard & Poor’s (“S&P”) Ratings Services or Baa3 by Moody’s Investors Service, Inc. (“Moody’s”), or that are not rated or considered by the Advisor to be equivalent to high yield instruments.  The Low Duration High Yield Fund generally invests in high yield instruments rated CCC or better by S&P or Moody’s, but retains the discretion to invest in lower rated instruments.

The fixed income securities and loans in which the Low Duration High Yield Fund expects to invest include traditional corporate bonds, zero-coupon bonds, commercial paper, exchange-traded notes (“ETNs”), distressed debt securities, bank loan assignments and/or participations, private placements, and mortgage- and asset-backed securities, U.S. Government obligations and bank loans to corporate borrowers, and may have fixed, floating or variable rates.  The Low Duration High Yield Fund typically focuses on instruments that have short durations (i.e., have an expected duration of three years or less from the time of purchase through maturity, call, or corporate action).  Duration is a measure of a debt instrument’s price sensitivity to yield.  Higher duration indicates debt instruments that are more sensitive to interest rate changes.  Bonds with shorter duration are typically less sensitive to interest rate changes.  For example, a security with a duration of two would be expected to decrease in price 2% for every 1% rise in interest rates.  Duration takes into account a debt instrument’s cash flows over time, including the possibility that a debt instrument might be prepaid by the issuer or redeemed by the holder prior to its stated maturity date.  In contrast, maturity measures only the time until final payment is due.  The Adviser seeks to preserve the Fund’s principal by managing interest rate, default and currency risks.

The Low Duration High Yield Fund may invest up to 25% of its total assets in foreign fixed income instruments, including those denominated in U.S. dollars or other currencies, and may also invest without limit in Rule 144A fixed income securities.  Additionally, the Low Duration High Yield Fund may invest up to 25% of its total assets in convertible bonds and Yankee bonds, and up to 15% in preferred stocks and income producing equities.  The Low Duration High Yield Fund’s investments in derivative instruments, specifically futures contracts, options, options on futures contracts, swap agreements and credit default swaps (collectively, “Derivatives”), may be used as a substitute for making direct investments in the underlying instruments or to reduce exposure to, or “hedge,” against market volatilities and other risks.  The Low Duration High Yield Fund may use a Derivative rather than investing directly in an underlying asset class as a low-cost, effective means to gain exposure to an asset class.  Derivatives involve the use of leverage.  Accordingly, the Low Duration High Yield Fund will maintain long positions in securities available for collateral, consisting of cash, cash equivalents and other liquid securities, to comply with applicable legal requirements.  Additionally, for hedging purposes, the Low Duration High Yield Fund may invest up to 25% of its total assets in other investment companies, such as exchange-traded funds.  The Low Duration High Yield Fund may also utilize leverage of no more than 33% of the Fund’s total assets as part of the portfolio management process.

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The Adviser manages default risk by selecting securities of issuers that it believes will pay interest and principal regardless of their credit rating, based upon the Adviser’s credit analysis of each issuer.  However, the Adviser also selects securities that are in default, subject to bankruptcy or reorganization where the Adviser believes the risks to be consistent with capital preservation, based on the Adviser’s analysis of an issuer’s liquidation value or post-bankruptcy or post-reorganization value.  The Adviser believes that the combination of this fundamental analysis and the short duration characteristics of the securities result in a low volatility, absolute return risk profile.  The Adviser manages foreign currency risk by restricting foreign currency denominated securities to less than 50% of Fund assets.

Due to the nature of securities in which the Low Duration High Yield Fund invests, the Fund is expected to have relatively high portfolio turnover compared to other types of funds.  The Low Duration High Yield Fund’s portfolio turnover rate is expected to exceed 100% per year.  To implement its principal investment strategies, the Low Duration High Yield Fund may invest in various types of high yield Securities, as discussed in greater detail below.

The Adviser applies a “bottom up” approach in choosing the Low Duration High Yield Fund’s investments.  In other words, the Adviser looks at each fixed income security to determine whether that security is an attractive investment opportunity, consistent with the Low Duration High Yield Fund’s investment objective.  Fixed income securities are generally held in the Low Duration High Yield Fund’s portfolio until maturity or effective maturity.  However, a fixed income security may be sold prior to maturity.  For example, a fixed income security may be sold prior to maturity in light of a corporate action or announcement affecting the issuer.  In addition, a security may be purchased at a discount and/or sold prior to maturity where the Adviser believes it is advantageous to do so.

Fixed Income Securities.  The Low Duration High Yield Fund intends to invest in fixed income securities that are subject to the risk of default by the issuer with respect to principal and interest payments on its obligations (i.e. credit risk) as well as price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (i.e. market risk).  Bonds and similar fixed income securities generally are either secured or unsecured.  Although secured bonds entitle holders to an interest in the assets of the issuer that are pledged as collateral for the bonds, the proceeds from the sale of such collateral may not fully repay the creditors in the event of a default.  Holders of unsecured bonds represent the most junior position of an issuer’s creditors.  The Low Duration High Yield Fund may invest no more than 35% of its net assets in bank loans.

Below Investment Grade Securities.  The Low Duration High Yield Fund expects to invest under normal conditions at least 80% of the net assets (plus the amount of any borrowings for investment purposes) of the Fund in fixed income instruments which are or are deemed to be the equivalent in terms of quality to securities rated below investment grade by Moody’s Investors Service, Inc. and Standard & Poor’s Corporation and accordingly involve great risk.  Such securities are regarded as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligations and involve major risk to adverse conditions.  These securities offer higher returns than bonds with higher ratings as compensation for holding an obligation of an issuer perceived to be less creditworthy.

Foreign Securities.  The Low Duration High Yield Fund may invest without limitation in foreign securities.  Such investments may include direct investments in securities of foreign issuers and investments in depositary receipts (such as ADRs) that represent indirect interests in securities of foreign issuers.

Illiquid Securities.  The Low Duration High Yield Fund may invest up to 15% of its net assets in illiquid securities.

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 Investments in Asset-Backed Securities.  Asset-backed securities are bonds backed by pools of assets such as motor vehicle installment sale contracts, sale/lease-back obligations in the utility, airline and rail shipping industries, installment loan contracts, leases of various types of real and personal property, receivables from revolving credit (credit card) agreements, corporate receivables or cash flows from operating assets such as royalties and leases.  The value of asset-backed securities, like that of traditional fixed-income securities, typically increases when interest rates fall and decreases when interest rates rise.  However, asset-backed securities differ from traditional fixed-income securities because of their potential for prepayment.  The value of asset-backed securities may also be affected by the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the financial institution(s) providing the credit support. In addition, asset-backed securities are not backed by any governmental agency.

Investments in Mortgage-Backed Securities.  Mortgage-backed securities are securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans secured by real property.  There currently are three basic types of mortgage-backed securities:

1.
those issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities, such as GNMA or “Ginnie Mae” (Government National Mortgage Association), FNMA or “Fannie Mae” (Federal National  Mortgage Association) and FHLMC or “Freddie Mac” (Federal Home Loan Mortgage Corporation);

2.
those issued by private issuers that represent an interest in or are collateralized by mortgage-backed securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities; and,

3.
those issued by private issuers that represent an interest in or are collateralized by whole mortgage loans or mortgage-backed securities without a government guarantee but that usually have some form of private credit enhancement.

The yield characteristics of mortgage-backed securities differ from traditional debt securities.  Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans generally may be prepaid at any time.  The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-backed security, and may have the effect of shortening or extending the effective duration of the mortgage-backed security relative to what was anticipated at the time of purchase.  To the extent that unanticipated rates of pre-payment on underlying mortgages increase the effective duration of a mortgage-backed security, the volatility of such mortgage-backed security can be expected to increase.

Non-Principal Strategy - Investments in Short Sales.  As a non-principal investment strategy, the Low Duration High Yield Fund may engage in short selling of securities.  Selling securities short involves selling securities the seller (e.g., the Low Duration High Yield Fund) does not own (but has borrowed) in anticipation of a decline in the market price of such securities.  To deliver the securities to the buyer, the seller must arrange through a broker to borrow the securities and, in so doing, the seller becomes obligated to replace the securities borrowed at their market price at the time of the replacement.  In a short sale, the proceeds the seller receives from the sale may be retained by the broker until the seller replaces the borrowed securities.  The seller may have to pay a premium to borrow the securities and must pay any dividends or interest payable on the securities until they are replaced.

Temporary or Defensive Positions.  During periods of adverse market or economic conditions, or when, in the opinion of the Adviser, certain abnormal or extraordinary circumstances exist, including periodic episodes where certain issuers call a portion of the Low Duration High Yield Fund’s portfolio and the Adviser is unable to locate eligible portfolio securities in which to invest, the Fund may, as a temporary or defensive measure, invest all or a substantial portion of its assets in high quality, fixed income securities, money market instruments, or cash or cash equivalents, including investment grade short-term obligations.  Investment grade obligations include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by at least two nationally recognized statistical rating organizations rating that security.  The Fund will not be pursuing its investment objectives in these circumstances.

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CrossingBridge   Long/Short Credit Fund

Investment Objective
The Long/Short Credit Fund seeks absolute total returns over a complete market cycle.

Principal Investment Strategies
To achieve its investment objective, the Long/Short Credit Fund will generally invest in a portfolio of long and short investments in Credit-Related Instruments, including fixed income securities of U.S. and foreign issuers (including issuers located in emerging markets), and Derivatives that are linked to fixed income securities.  Under normal market conditions, the Long/Short Credit Fund invests at least 80% of its net assets (including any borrowings for investment purposes) in Credit-Related Instruments.

The Adviser combines a top-down, in-depth understanding of credit cycles with a bottom-up, fundamental research process and event-driven investment selection that the Adviser believes will produce consistent returns through all phases of economic and market cycles.  The Adviser maintains an unbiased, disciplined approach to investing across the capital structure of companies with a focus on asset coverage, free cash flow, and identifiable measurements that suggest an investment opportunity.  Risk management is integrated at both the individual investment and portfolio levels, utilizing both industry diversification and active portfolio monitoring.  To implement its principal investment strategies, the Long/Short Credit Fund may invest in various types of Credit-Related Instruments and Derivatives, as discussed in greater detail below.  The Adviser monitors the Long/Short Credit Fund’s portfolio on a daily basis, and may sell or reduce a position when a more attractive investment becomes available or when the value of an investment becomes unattractive, taking into consideration current market conditions.  The Long/Short Credit Fund may also sell an investment based on the Adviser’s re-evaluation of an investment’s credit profile.

Investments in Credit-Related Instruments.  The Long/Short Credit Fund may invest in fixed income instruments of U.S. and foreign issuers (including issuers located in emerging markets), and Derivatives that are linked to fixed income instruments.  Credit-Related Instruments in which the Long/Short Credit Fund may invest include, corporate bonds, convertible securities, debt securities and other fixed income instruments issued by various U.S. and non-U.S. governments (including their agencies or instrumentalities) and private-sector entities, municipal securities, CMBS, RMBS, asset backed securities, variable and floating rate securities, distressed debt securities, bank loans participations and ETNs.  For purposes of meeting its policy of investing at least 80% of its net assets in Credit-Related Instruments, Credit-Related Instruments may include certain non-principal investments of the Long/Short Credit Fund, including partnership securities, zero coupon bonds, catastrophe bonds and other insurance-linked securities, when issued securities and private placements..  These investments may include securities of varying maturities, durations and ratings, including securities that have been rated below investment grade by a NRSRO, commonly referred to as “junk bonds” or “high yield bonds” as well as distressed securities.  Distressed debt securities are fixed income securities that, in the opinion of the Adviser, are near to going into default while securities in default are those fixed income securities that are already in default.  Credit-Related Instruments may also be secured or unsecured, or have various rankings (such as senior or subordinate) to other debt securities of the same issuer.  In addition to direct investments in Credit-Related Instruments and Derivatives that are linked to Credit-Related Instruments, the Long/Short Credit Fund invests in shares of other investment companies that invest in Credit-Related Instruments and derivative instruments that are linked to Credit-Related Instruments, including shares of ETFs.

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Duration is a measure of a fixed income security’s price sensitivity to changes in interest rates.  Duration takes into account a security’s cash flows over time, including the possibility that a security might be prepaid by the issuer or redeemed by the holder prior to its stated maturity date.  In contrast, maturity measures only the time until final payment is due, and does not take into account a security’s cash flow over time.  The duration of the Long/Short Credit Fund’s portfolio is expressed in years and measures the portfolio’s change in value in relation to changes in interest rates.  The Long/Short Credit Fund typically invests in short-maturity bonds, which have a duration of three years or less.  For example, if interest rates decline by 1%, the market value of a portfolio with a duration of three years would rise by approximately 3%.  Conversely, if interest rates increase by 1%, the market value of the portfolio would decline by approximately 3%.

Investments in Short Sales.  Selling securities short involves selling securities the seller (e.g., the Long/Short Credit Fund) does not own (but has borrowed) in anticipation of a decline in the market price of such securities. When the Long/Short Credit Fund sells a security short, it borrows the security from a third party and sells it at the then-current market price. To deliver the securities to the buyer, the seller must arrange through a broker to borrow the securities and, in so doing, the seller becomes obligated to replace the securities borrowed at their market price at the time of the replacement.  In a short sale, the proceeds the seller receives from the sale may be retained by the broker until the seller replaces the borrowed securities. Short positions may be used either to hedge long positions or may be used speculatively to seek positive returns in instances where the Adviser believes a security’s price will decline.  The Long/Short Credit Fund will either realize a profit or incur a loss from a short position, depending on whether the value of the underlying security decreases or increases, respectively, between the time it is sold and when the Fund replaces the borrowed security. The seller may have to pay a premium to borrow the securities and must pay any dividends or interest payable on the securities until they are replaced. Depending on investment opportunities, current market conditions, and the Adviser’s views on the credit cycle, the Long/Short Credit Fund’s long positions may range from 0% to 100% of the Fund’s total assets and its short positions may range from 0% to 100% of the Fund’s total assets.

Investments in Mortgage-Backed Securities.  Mortgage-backed securities are securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans secured by real property. There currently are three basic types of mortgage-backed securities: (1) those issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities, such as GNMA or “Ginnie Mae” (Government National Mortgage Association), FNMA or “Fannie Mae” (Federal National Mortgage Association) and FHLMC or “Freddie Mac” (Federal Home Loan Mortgage Corporation); (2) those issued by private issuers that represent an interest in or are collateralized by mortgage-backed securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities; and (3) those issued by private issuers that represent an interest in or are collateralized by whole mortgage loans or mortgage-backed securities without a government guarantee but that usually have some form of private credit enhancement.

The yield characteristics of mortgage-backed securities differ from traditional debt securities.  Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans generally may be prepaid at any time.  The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-backed security, and may have the effect of shortening or extending the effective duration of the mortgage-backed security relative to what was anticipated at the time of purchase.  To the extent that unanticipated rates of pre-payment on underlying mortgages increase the effective duration of a mortgage-backed security, the volatility of such mortgage-backed security can be expected to increase.

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Investments in Derivatives.  The Long/Short Credit Fund may invest a substantial portion of its assets in Derivatives.  The Long/Short Credit Fund’s investments in Derivatives, specifically futures contracts, options, options on futures contracts, swap agreements and credit default swaps, currency-linked derivatives and commodity-linked derivatives, may be used as a substitute for making direct investments in the underlying instruments or to reduce exposure to, or “hedge” against market volatilities and other risks.  The Long/Short Credit Fund may use a derivative investment rather than investing directly in an underlying asset class as a low-cost, effective means to gain exposure to the asset class.  Derivatives and short sale transactions involve the use of leverage.  Accordingly, the Long/Short Credit Fund will maintain long positions in securities available for collateral, consisting of cash, cash equivalents and other liquid securities, to meet any applicable asset coverage obligations under the 1940 Act.

Other Debt Securities.  The Long/Short Credit Fund may invest in securities that are illiquid, thinly traded or subject to special resale restrictions, such as those imposed by Rule 144A promulgated under the Securities Act.  The Long/Short Credit Fund’s investments may also include securities that do not produce immediate cash income, such as zero-coupon bonds.

Investments in Equity Securities.  The Long/Short Credit Fund may take both long and short positions in equity securities, including common and preferred stock of U.S. and foreign companies (including issuers located in emerging markets), convertible securities, depositary receipts, warrants, rights and Derivatives that are linked to equity securities.  The Long/Short Credit Fund is generally not constrained among the other types of equity securities in which it may invest.  The Long/Short Credit Fund may invest in equity securities of companies with market capitalizations of any size.  In addition to direct investments in equity securities and other equity-linked instruments, the Long/Short Credit Fund may invest in shares of other investment companies and ETFs that invest in equity securities and other equity-linked instruments.  The Long/Short Credit Fund may invest up to 20% of its net assets in in equity securities and other equity-linked instruments.

General Investment Policies of the Funds

Temporary Strategies; Cash or Similar Investments.  For temporary defensive purposes, the Adviser may invest up to 100% of a Fund’s total assets in high-quality, short-term debt securities and money market instruments.  For longer periods of time, a Fund may hold a substantial cash position.  These short-term debt securities and money market instruments include shares of corporate and government money market mutual funds and U.S. Government securities.  Taking a temporary defensive position in cash or holding a large cash position for an extended period of time may result in a Fund not achieving its investment objective and may be or are inconsistent with a Fund’s principal investment strategies.  Furthermore, to the extent that a Fund invests in money market mutual funds for its cash position, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market funds’ management fees and operational expenses.

Change in Investment Objective.  Each Fund’s investment objective may be changed without the approval of the Fund’s shareholders upon 60 days’ prior written notice to shareholders.  A Fund may not make any change in its investment policy of investing at least 80% of net assets in investments suggested by the Fund’s name without first changing the Fund’s name and providing shareholders with at least 60 days’ prior written notice.

Principal Risks of Investing in the Funds

Before investing in a Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take.  Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund.  Each Fund (except as specifically noted herein) is subject to the following principal risks:

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Asset-Backed and Mortgage-Backed Securities Risk.  Asset-backed and mortgage-backed securities are subject to risk of prepayment.  This is more likely to occur when interest rates fall because many borrowers refinance mortgages to take advantage of more favorable rates.  Prepayments on mortgage- backed securities are also affected by other factors, such as the volume of home sales.  A Fund’s yield will be reduced if cash from prepaid securities is reinvested in securities with lower interest rates.  The risk of prepayment may also decrease the value of mortgage-backed securities.  Asset-backed securities may have a higher level of default and recovery risk than mortgage-backed securities.  However, both of these types of securities may decline in value because of mortgage foreclosures or defaults on the underlying obligations.  Enforcing rights against the underlying assets or collateral may be difficult, or the underlying assets or collateral may be insufficient if the issuer defaults.  The values of certain types of mortgage-backed securities, such as inverse floaters and interest-only and principal-only securities, may be extremely sensitive to changes in interest rates and prepayment rates.  Asset-backed and mortgage- backed securities are also subject to extension risk, the risk that rising interest rates could cause prepayments to decrease, extending the life of asset-backed and mortgage-backed securities with lower payment rates.  Mortgage-backed securities (“MBS”) generally are classified as either commercial MBS (“CMBS”) or residential MBS (“RMBS”), each of which are subject to certain specific risks.  RMBS are subject to the risks generally associated with fixed-income securities and mortgage-backed securities.  Delinquencies and defaults by borrowers in payments on the underlying mortgages, and the related losses, are affected by general economic conditions, the borrower’s equity in the mortgaged property and the borrower’s financial circumstances.  The market for CMBS developed more recently and is relatively small compared to the market for RMBS.  CMBS may lack standardized terms, have shorter maturities than residential mortgage loans and may provide for payment of all or substantially all of the principal only at maturity rather than regular amortization of principal.  Adverse changes in economic conditions and circumstances are more likely to have an adverse impact on MBS secured by loans on commercial properties than on those secured by loans on residential properties.

Bank Loan Risk.  A Fund’s investments in secured and unsecured assignments and/or participations in bank loans may create substantial risk.  In making investments in such loans, which are made by banks or other financial intermediaries to borrowers, a Fund will depend primarily upon the creditworthiness of the borrower for payment of principal and interest.  If a Fund does not receive scheduled interest or principal payments on such indebtedness, the Fund’s share price could be adversely affected.  Each Fund may invest in loan participations that are rated by a NRSRO or are unrated, and may invest in loan participations of any credit quality, including “distressed” companies with respect to which there is a substantial risk of losing the entire amount invested.  In addition, to the extent certain bank loans in which a Fund may invest have extended settlement periods (i.e., greater than seven days) such bank loans will be considered illiquid and, therefore, difficult to value and/or sell at a price that is beneficial to the Fund.  As a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet a Fund’s redemption obligations until potentially a substantial period after the sale of the loans.  A Fund, therefore, may be forced to sell other assets at a loss to pay redemption proceeds.  Additionally, bank loans are not considered securities nor afforded the protections of the federal securities laws.

Closed-End Fund Risk.  Shares of closed-end funds frequently trade at a price per share that is less than the NAV per share.  There can be no assurance that the market discount on shares of any closed-end fund purchased by a Fund will ever decrease or that when the Fund seeks to sell shares of a closed-end fund it can receive the NAV of those shares.  Closed-end funds have lower levels of daily volume when compared to open-end companies.  There are greater risks involved in investing in securities with limited market liquidity.  To the extent a Fund invests in closed-end funds, it will indirectly bear its proportionate share of any fees and expenses payable directly by the closed-end fund.  Therefore, a Fund would incur higher expenses, which may be duplicative, than if the Fund did not invest in closed-end funds.

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Convertible Securities Risk.  A convertible security is a fixed income security (a debt instrument or a preferred stock) that may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer.  The market value of a convertible security will perform the same as a regular fixed income security; that is, if market interest rates rise, the value of the convertible security falls.  Convertible securities are senior to common stock in an issuer’s capital structure, but are subordinated to any senior debt securities.  As a result, in the event of a liquidation of the issuing company, holders of convertible securities generally would be paid after the company’s creditors but before the company’s common shareholders.  Consequently, an issuer’s convertible securities generally may be viewed as having more risk than its debt securities but less risk than its common stock.  While providing a fixed income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar non-convertible security), a convertible security also gives an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the issuing company depending upon a market price advance in the convertible security’s underlying common stock.  If a convertible security held by a Fund is called for redemption, the Fund will be required to surrender the security for redemption, convert it into the issuing company’s common stock or cash at a time that may be unfavorable to the Fund.

Corporate Events Risks.  Corporate event risk is the risk that a corporate transaction or opportunity will not occur, or a natural disaster or regulatory change will cause an abrupt downgrade in a corporate bond which may lower a Fund’s performance.

Counterparty Risk.  Counterparty risk arises upon entering into borrowing arrangements or derivative transactions and is the risk from the potential inability or unwillingness of counterparties to meet the terms of their contracts.  If the counterparty defaults, a Fund’s losses will generally consist of the net amount of contractual payments that it has not yet received, though the Fund’s maximum risk due to counterparty credit risk could extend to the notional amount of the contract should the underlying asset on which the contract is written have no offsetting market value.  The “notional value” is generally defined as the value of the derivative’s underlying assets at the spot price.  A Fund could be exposed to increased leverage risk should it finance derivative transactions without holding cash or cash equivalents equal to the notional value of its derivative positions.

Credit Default Swap Risk (Long/Short Credit Fund only).  Credit default swaps may involve greater risks than if the Fund had invested in an obligation directly.  Credit default swaps are subject to general market risk, liquidity risk and counterparty credit risk.  If the Fund is a buyer in a credit default swap agreement and no credit event occurs, then it will lose its investment.  In addition, the value of the reference obligation received by the Fund as a seller if a credit event occurs, coupled with the periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Fund.  As a seller of a credit default swaps, the Fund receives a fixed rate of income throughout the term of the contract, provided there is no default.  If an event of default occurs, the Fund would be obligated to pay the notional value of the underlying reference obligation in return for the receipt of the underlying reference obligation.  The value of the underlying reference obligation received by the Fund coupled with the periodic payments previously received may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Fund.

Credit-Related Instruments.  Credit-Related Instruments held by a Fund may be subject to interest rate risk, call risk, prepayment and extension risk, credit risk, and liquidity risk, which are more fully described below.

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Call Risk.  During periods of declining interest rates, a bond issuer may “call,” or repay, its high yielding bonds before their maturity dates.  A Fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in its income.

Credit Risk.  Credit-Related Instruments are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due.  There is also the risk that the investments could lose value because of a loss of confidence in the ability of the borrower to pay back debt.  Lower rated Credit-Related Instruments involve greater credit risk, including the possibility of default or bankruptcy.

Interest Rate Risk.  Credit-Related Instruments are subject to the risk that the investments could lose value because of interest rate changes.  For example, bonds tend to decrease in value if interest rates rise.  Credit-Related Instruments with longer maturities sometimes offer higher yields, but are subject to greater price shifts as a result of interest rate changes than fixed income investments with shorter maturities.

Liquidity Risk.  Trading opportunities are more limited for Credit-Related Instruments that have not received any credit ratings, have received ratings below investment grade or are not widely held.  These features make it more difficult to sell or buy an investment at a favorable price or time.  Consequently, a Fund may have to accept a lower price to sell an investment, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on its performance.  Infrequent trading of securities may also lead to an increase in their price volatility.  Liquidity risk also refers to the possibility that a Fund may not be able to sell an investment or close out an investment contract when it wants to.  If this happens, a Fund will be required to hold the investment or keep the position open, and it could incur losses.

Prepayment and Extension Risk.  Many types of Credit-Related Instruments are subject to prepayment risk.  Prepayment occurs when the issuer of a Fixed Income Investment can repay principal prior to the security’s maturity.  Credit-Related Instruments subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment.  In addition, the potential impact of prepayment features on the price of a fixed income security can be difficult to predict and result in greater volatility.  On the other hand, rising interest rates could cause prepayments of the obligations to decrease, extending the life of mortgage- and asset-backed securities with lower payment rates.  This is known as extension risk and may increase a Fund’s sensitivity to rising rates and its potential for price declines.

Cybersecurity Risk.  With the increased use of technologies such as the Internet to conduct business, the Funds are susceptible to operational, information security, and related risks.  In general, cyber incidents can result from deliberate attacks or unintentional events.  Cyber attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption.  Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users).  Cyber incidents affecting the Funds or their service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with a Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.  Similar adverse consequences could result from cyber incidents affecting issuers of securities in which a Fund invests, counterparties with which a Fund engages in transactions, governmental and other regulatory authorities, exchange and other financial market operators, banks, brokers, dealers, insurance companies and other financial institutions (including financial intermediaries and service providers for shareholders) and other parties.  In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future.  While the Funds’ service providers have established business continuity plans in the event of, and risk management systems to prevent, such cyber incidents, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified.  Furthermore, the Funds cannot control the cyber security plans and systems put in place by their service providers or any other third parties whose operations may affect the Funds or their shareholders.  As a result, the Funds and their shareholders could be negatively impacted.

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Derivatives Risk.  The Funds may invest in, or enter into, Derivatives or Derivatives transactions.  Derivatives are financial instruments that derive their performance, at least in part, from the performance of an underlying asset, index or interest rate.  Derivatives entered into by a Fund can be volatile and involve various types and degrees of risk, depending upon the characteristics of a particular Derivative and the portfolio of a Fund.  Derivatives permit portfolio managers or the Adviser to increase or decrease the level of risk of an investment portfolio, or change the character of the risk to which an investment portfolio is exposed in much the same way as the managers can increase or decrease the level of risk, or change the character of the risk, of an investment portfolio by making investments in specific securities.  Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in Derivatives could have a large potential effect on performance of a Fund.  In addition, Derivatives also involve the risk of mispricing or improper valuation.  A Fund’s use of derivatives may include total return swaps, options and futures designed to replicate the performance of a Fund or to adjust market or risk exposure.

If a Fund invests in Derivatives at inopportune times or incorrectly judges market conditions, the investments may reduce the return of the Fund or result in a loss.  A Fund could also experience losses if Derivatives are poorly correlated with its other investments, or if the Fund is unable to liquidate the position because of an illiquid secondary market.  The market for many Derivatives is, or suddenly can become, illiquid.  Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for Derivatives.  Furthermore, when seeking to obtain short exposure by investing in Derivatives, the Fund may be subject to regulatory restrictions, as discussed in “Short Sales Risk,” below.  To the extent a Fund invests in derivatives, the risks below may affect its performance:

Credit Default Swap Risk (Long/Short Credit Fund only).  Credit default swaps may involve greater risks than if the Fund had invested in an obligation directly.  Credit default swaps are subject to general market risk, liquidity risk and counterparty credit risk.  If the Fund is a buyer in a credit default swap agreement and no credit event occurs, then it will lose its investment.  In addition, the value of the reference obligation received by the Fund as a seller if a credit event occurs, coupled with the periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Fund.  As a seller of a credit default swaps, the Fund receives a fixed rate of income throughout the term of the contract, provided there is no default.  If an event of default occurs, the Fund would be obligated to pay the notional value of the underlying reference obligation in return for the receipt of the underlying reference obligation.  The value of the underlying reference obligation received by the Fund coupled with the periodic payments previously received may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Fund.

Futures Contract Risk.  Futures contracts are subject to the same risks as the underlying investments that they represent, but also may involve risks different from, and possibly greater than, the risks associated with investing directly in the underlying investments.  Investments in futures contracts involve additional costs, may be more volatile than other investments and may involve a small initial investment relative to the risk assumed.  If the Adviser incorrectly forecasts the value of investments in using a futures contract, a Fund might have been in a better position if the Fund had not entered into the contract.

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Options Risk.  Options and options on futures contracts are subject to the same risks as the investments in which a Fund invests directly, but also may involve risks different from, and possibly greater than, the risks associated with investing directly in the underlying investments. Investments in options and options on futures involve additional costs, may be more volatile than other investments and may involve a small initial investment relative to the risk assumed.  If the Adviser incorrectly forecasts the value of investments in using an option or futures contract, a Fund might have been in a better position if the Fund had not entered into the contract.  In addition, the value of an option may not correlate perfectly to the underlying financial asset, index or other investment or overall securities markets.

Swap Agreements Risk.  Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year, and will not have liquidity beyond the counterparty to the agreement.  In a standard swap transaction, two parties agree to exchange the returns earned on specific assets, such as the return on, or increase in value of, a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index.  A swap contract may not be assigned without the consent of the counter-party, and may result in losses in the event of a default or bankruptcy of the counter-party.

Distressed Securities Risk.  A Fund’s investment in distressed securities may involve a substantial degree of risk.  These instruments, which involve loans, loan participations, bonds, notes, non-performing and sub-performing mortgage loans typically are unrated, lower-rated, or close to default.  Many of these instruments are not publicly traded, and may become illiquid.  The prices of such instruments may be extremely volatile.  Securities of distressed companies are generally more likely to become worthless than the securities of more financially stable companies.  Valuing such instruments may be difficult, and a Fund may lose all of its investment, or it may be required to accept cash or securities with a value less than the Fund’s original investment.  Issuers of distressed securities are typically in a weak financial condition and may default, in which case a Fund may lose its entire investment.

Emerging Markets Risk (Long/Short Credit Fund only).  Countries in emerging markets are generally more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.  Emerging market securities may be subject to relatively more abrupt and severe price declines due to the smaller securities markets, lower trading volumes and less government regulation of securities markets in emerging market countries compared to those in developed countries.  Investments in emerging market securities generally are more illiquid and volatile and subject to a higher risk of settlement disruptions than investments in securities of issuers in developed countries.

Equity Securities Risk.  A Fund will be exposed to equity market risk through direct investments in equity securities, and its investment in other equity-linked instruments.  Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.  Preferred stocks are subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.

Exchange-Traded Funds Risk.  An investment in an ETF generally presents the same primary risks as an investment in a conventional mutual fund (i.e., one that is not exchange traded) that has the same investment objective, strategies and policies.  The price of an ETF can fluctuate within a wide range, and a Fund could lose money when investing in an ETF if the prices of the securities owned by the ETF go down.  In addition, ETFs are subject to the following risks that do not apply to conventional mutual funds: (1) the market price of the ETF’s shares may trade at a discount to their NAV; (2) an active trading market for an ETF’s shares may not develop or be maintained; or (3) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.  Additionally, ETFs have management and other fees, which increase their cost.

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Exchange-Traded Note Risk.  ETNs are subject to the credit risk of the issuer.  The value of an ETN will vary and may be influenced by the level of supply and demand for the ETN, volatility and lack of liquidity in underlying securities, currency and commodities markets as well as changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced index.  There may be restrictions on a Fund’s right to redeem its investment in an ETN, which is meant to be held until maturity.  A Fund’s decision to sell its ETN holdings may be limited by the availability of a secondary market.

Fixed Income Securities Risk.  Interest rates may go up resulting in a decrease in the value of the securities held by a Fund.  Interest rates have been historically low, so a Fund faces a heightened risk that interest rates may rise.  Credit risk is the risk that an issuer will not make timely payments of principal and interest.  A credit rating assigned to a particular debt security is essentially the opinion of an NRSRO as to the credit quality of an issuer and may prove to be inaccurate.  There is also the risk that a bond issuer may “call,” or repay, its high yielding bonds before their maturity dates.  Debt securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment.  Limited trading opportunities for certain fixed income securities may make it more difficult to sell or buy a security at a favorable price or time, particularly during periods of market turmoil, and may also make these securities difficult to value.

Foreign Investments Risk.  Foreign investments involve certain risks not generally associated with investments in the securities of U.S. issuers, including changes in currency exchange rates, unstable political, social and economic conditions, a lack of adequate or accurate company information, differences in the way securities markets operate, less secure international banks or securities depositories than those in the U.S. and foreign controls on investment.  In addition, individual international country economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position.  Income earned on foreign investments may be subject to foreign withholding taxes.

Foreign investments include American Depositary Receipts (“ADRs”) and similar investments, including European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”), dollar-denominated foreign securities and securities purchased directly on foreign exchanges.  ADRs, EDRs and GDRs are depositary receipts for foreign company stocks that are not themselves listed on a U.S. exchange, and are issued by a bank and held in trust at that bank, and that entitle the owner of such depositary receipts to any capital gains or dividends from the foreign company stocks underlying the depositary receipts.  ADRs are U.S. dollar denominated.  EDRs and GDRs are typically U.S. dollar denominated but may be denominated in a foreign currency.  Foreign investments, including ADRs, EDRs and GDRs, may be subject to more risks than U.S. domestic investments.  These additional risks may potentially include lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments.

In addition, amounts realized on sales of foreign investments may be subject to high and potentially confiscatory levels of foreign taxation and withholding when compared to comparable transactions in U.S. securities.  A Fund will generally not be eligible to pass through to shareholders any U.S. federal income tax credits or deductions with respect to foreign taxes paid unless it meets certain requirements regarding the percentage of its total assets invested in foreign securities.  Foreign investments involve exposure to fluctuations in foreign currency exchange rates.  Such fluctuations may reduce the value of the investment.  Foreign investments are also subject to risks including potentially higher withholding and other taxes, trade settlement, custodial, and other operational risks and less stringent investor protection and disclosure standards in certain foreign markets.  In addition, foreign markets can and often do perform differently from U.S. markets.

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Futures Contract Risk.  Futures contracts are subject to the same risks as the underlying investments that they represent, but also may involve risks different from, and possibly greater than, the risks associated with investing directly in the underlying investments.  Investments in futures contracts involve additional costs, may be more volatile than other investments and may involve a small initial investment relative to the risk assumed.  If the Adviser incorrectly forecasts the value of investments in using a futures contract, the Fund might have been in a better position if a Fund had not entered into the contract.

Government Securities Risk (Low Duration High Yield Fund only).  U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury.  Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned.  There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.  As a result, there is a risk that these entities will default on a financial obligation.  For instance, securities issued by Ginnie Mae are supported by the full faith and credit of the U.S. Government.  Securities issued by Fannie Mae and Freddie Mac are supported only by the discretionary authority of the U.S. Government.  However, the obligations of Fannie Mae and Freddie Mac have been placed into conservatorship until the entities are restored to a solvent financial condition.  Securities issued by the Student Loan Marketing Association or “Sallie Mae” are supported only by the credit of that agency.

Government Sponsored Entity Risk (Long/Short Credit Fund only).  U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury.  Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself.  In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned.  There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.  As a result, there is a risk that these entities will default on a financial obligation.  For instance, securities issued by Ginnie Mae are supported by the full faith and credit of the U.S. government.  Securities issued by Fannie Mae and Freddie Mac are supported only by the discretionary authority of the U.S. government.  However, the obligations of Fannie Mae and Freddie Mac have been placed into conservatorship until the entities are restored to a solvent financial condition.  Securities issued by the Student Loan Marketing Association or “Sallie Mae” are supported only by the credit of that agency.

High Portfolio Turnover Risk (Low Duration High Yield Fund only).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.

High-Yield Securities Risks.  The Funds invest in fixed income instruments which are or are deemed to be the equivalent in terms of quality to securities rated below investment grade by Moody’s Investors Service, Inc. and Standard & Poor’s Corporation and accordingly involve great risk.  Such securities are regarded as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligations and involve major risk to adverse conditions.  These securities offer higher returns than bonds with higher ratings as compensation for holding an obligation of an issuer perceived to be less creditworthy.  The market prices of such securities are also subject to abrupt and erratic market movements and above-average price volatility, and the spread between the bid and ask prices of such securities may be greater than those prevailing in other securities markets.  Changes in economic conditions or developments regarding issuers of non-investment grade debt securities are more likely to cause price volatility and weaken the capacity of such issuers to make principal and interest payments than is the case for higher grade debt securities.  In addition, the market for lower grade debt securities may be thinner and less active than for higher grade debt securities.

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The Funds invest principally in high-yield securities.  Such securities are generally not exchange-traded and, as a result, these instruments trade in a smaller secondary market than exchange-traded bonds.  In addition, the Funds invest in bonds of issuers that do not have publicly traded equity securities, making it more difficult to hedge the risks associated with such investments.  High-yield securities that are below investment grade or unrated face ongoing uncertainties and exposure to adverse business, financial or economic conditions which could lead to the issuer’s inability to meet timely interest and principal payments.  The market values of certain of these lower-rated and unrated debt securities tend to reflect individual corporate developments to a greater extent than do higher-rated securities, which react primarily to fluctuations in the general level of interest rates, and tend to be more sensitive to economic conditions than are higher-rated securities.  Companies that issue such securities are often highly leveraged and may not have available to them more traditional methods of financing.  It is possible that a major economic recession could disrupt severely the market for such securities and may have an adverse impact on the value of such securities.  In addition, it is possible that any such economic downturn could adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon and increase the incidence of default of such securities.

Leverage Risk.  Investments in Derivatives and selling securities short involve the use of leverage.  Leverage can increase the investment returns of a Fund.  However, if the investment decreases in value, a Fund will suffer a greater loss than would have resulted without the use of leverage.  A Fund will maintain long positions in securities available for collateral, consisting of cash, cash equivalents, and other liquid securities, to meet any applicable asset coverage obligations under the 1940 Act.  However, if the value of such collateral declines, margin calls by lending brokers could result in the liquidation of such collateral securities at disadvantageous prices.

Liquidity Risk.  Certain securities, including Credit-Risk Related Instruments in which a Fund invests, and markets can become illiquid at times and negatively impact the price of an investment if the Fund were to sell during times of illiquidity.  A Fund may have to lower the price, sell other securities or forego an investment opportunity, any of which may have a negative effect on the management or performance of the Fund.

Management Risk.  The ability of a Fund to meet its investment objective is directly related to the Adviser’s investment strategies for the Fund.  The value of your investment in a Fund may vary with the effectiveness of the Adviser’s research, analysis and asset allocation among portfolio securities in which the Fund invests or sells short, and the Adviser’s judgments about the attractiveness, value and potential appreciation or depreciation of a particular security a Fund purchases or sells short, respectively, may prove to be incorrect.  If the Adviser’s investment strategies do not produce the expected results, the value of your investment could be diminished or even lost entirely.

Market Risk.  The market value of a security may move up or down, sometimes rapidly and unpredictably.  These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time.  Market risk may affect a single issuer, industry, or sector of the economy or the market as a whole.  U.S. and international markets have experienced volatility in recent years.  Global economies and financial markets are increasingly interconnected, which increases the probabilities that conditions in one country or region might adversely impact issues in a different country or region.  In some cases, the stock prices of individual companies have been negatively impacted even though there may be little or no apparent degradation in the financial condition or prospects of that company.  As a result of this volatility, many of the following risks associated with an investment in a Fund may be increased. Continuing market problems may have adverse effects on a Fund.  Political and diplomatic events within the U.S., such as the U.S. government's inability to agree on a long-term budget resulting in a federal government shutdown, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy.  Additionally, the presidential administration’s contentious position on trade continues to strain the U.S. relationships with major trading partners such as China.  Finally, geopolitical conflicts, particularly with North Korea and in the Middle East, continue to be ongoing risks to future growth.  Markets may react strongly to changes in these policies, which could increase volatility.

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Municipal Securities Risk (Long/Short Credit Fund only).  An investment in the Fund may be affected by municipal securities risk.  Local political and economic factors may adversely affect the value and liquidity of municipal securities held by the Fund.  The value of municipal securities also may be affected more by supply and demand factors or the creditworthiness of the issuer than by market interest rates.  Repayment of municipal securities depends on the ability of the issuer or projects backing such securities to generate taxes or revenues.  The market for and the value of municipal securities could be impacted by any changes to federal income tax rates.

New Fund Risk (Low Duration High Yield Fund only).  There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund.  Liquidation of the Fund can be initiated without shareholder approval by the Board of Trustees if it determines it is in the best interest of shareholders.  As a result, the timing of the Fund liquidation may not be favorable to certain individual shareholders.

Non-Diversified Fund Risk (Long/Short Credit Fund only).  The Fund is “non-diversified” and therefore is not required to meet certain diversification requirements under federal securities laws.  The Fund may invest a greater percentage of its assets in the securities of a single issuer.  However, a decline in the value of an investment in a single issuer could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Options Risk.  Options and options on futures contracts are subject to the same risks as the investments in which the Fund invests directly, but also may involve risks different from, and possibly greater than, the risks associated with investing directly in the underlying investments.  Investments in options and options on futures involve additional costs, may be more volatile than other investments and may involve a small initial investment relative to the risk assumed.  If the Adviser incorrectly forecasts the value of investments in using an option or futures contract, the Fund might have been in a better position if the Fund had not entered into the contract.  In addition, the value of an option may not correlate perfectly to the underlying financial asset, index or other investment or overall securities markets.

Other Investment Companies Risk.  Federal law generally prohibits a mutual fund from acquiring shares of an investment company if, immediately after such acquisition, a Fund and its affiliated persons would hold more than 3% of such investment company’s total outstanding shares.  This prohibition may prevent a Fund from allocating its investments in an optimal manner.  You will indirectly bear fees and expenses charged by the underlying funds in addition to a Fund’s direct fees and expenses and, as a result, your cost of investing in the Fund will generally be higher than the cost of investing directly in the underlying fund shares.

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Preferred Stock Risk.  The value of preferred stocks may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries.  Preferred stocks may be more volatile than fixed income securities and are more correlated with the issuer’s underlying common stock than fixed income securities.  While most preferred stocks pay a dividend, the Fund may purchase preferred stock where the issuer has omitted, or is in danger of omitting, payment of its dividend.

Prepayment Risk.  Many types of debt securities, including floating rate loans and mortgage-related securities, may reflect an interest in periodic payments made by borrowers.  Although debt securities and other obligations typically mature after a specified period of time, borrowers may pay them off sooner.  When a prepayment happens, all or a portion of the obligation will be prepaid.  A borrower is more likely to prepay an obligation which bears a relatively high rate of interest.  This means that in times of declining interest rates, there is a greater likelihood that a Fund’s higher yielding securities will be pre-paid and the Fund will probably be unable to re-invest those proceeds in an investment with as great a yield, causing the Fund’s yield to decline.  Securities subject to prepayment risk generally offer less potential for gains when prevailing interest rates fall.  If a Fund buys those investments at a premium, accelerated prepayments on those investments could cause the Fund to lose a portion of its principal investment and result in lower yields to shareholders.  The increased likelihood of prepayment when interest rates decline also limits market price appreciation, especially certain loans and mortgage-backed securities.  The effect of prepayments on the price of a security may be difficult to predict and may increase the security’s price volatility.  Interest-only and principal-only securities are especially sensitive to interest rate changes, which can affect not only their prices but can also change the income flows and repayment assumptions about those investments.

Recent Market Events Risk.  Changes in market conditions will not have the same impact on all types of securities.  In response to the global financial crisis that began in 2008, the U.S. government and the Federal Reserve, as well as certain foreign governments and their central banks took steps to support financial markets, including by keeping interest rates at historically low levels.  More recently, the Federal Reserve has reduced its market support activities.  Further reduction or withdrawal of this support, failure of efforts in response to the crisis, or investor perception that such efforts are not succeeding could negatively affect financial markets generally, and have, to certain extent, resulted in higher interest rates and increased market volatility.  A rising interest rate environment may reduce the value and liquidity of certain securities held by a Fund.

This environment could make identifying investment risks and opportunities especially difficult for the Adviser, and whether or not the fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of a Fund’s investments may be negatively affected.  In addition, policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation.  The full impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Redemption Risk.  A Fund may experience periods of heavy redemptions that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets.  Redemption risk is greater to the extent that a Fund has investors with large shareholdings, short investment horizons, or unpredictable cash flow needs.  In addition, redemption risk is heightened during periods of overall market turmoil.  If a Fund is forced to liquidate its assets under unfavorable conditions or at inopportune times, the value of your investment could decline.

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Rule 144A Securities Risk.  Rule 144A securities are purchased in transactions exempt from the registration requirements of the Securities Act of 1933, as amended, (the “Securities Act”) pursuant to Rule 144A of the Securities Act. Rule 144A securities may only be sold to qualified institutional buyers, such as a Fund.  The market for Rule 144A securities typically is less active than the market for public securities.  Rule 144A securities carry the risk that the trading market may not continue and a Fund might be unable to dispose of these securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requirements.

Short Sales Risk (Long/Short Credit Fund only).  The Fund may attempt to limit its exposure to a possible market decline in the value of its portfolio securities through short sales of securities that the Adviser believes possess volatility characteristics similar to those being hedged.  The Fund may also use short sales for non-hedging purposes to pursue its investment objectives if, in the Adviser’s view, the security is over-valued.  Short selling is speculative in nature and, in certain circumstances, can substantially increase the effect of adverse price movements on the Fund’s portfolio.  A short sale of a security involves the risk of an unlimited increase in the market price of the security that can in turn result in an inability to cover the short position and a theoretically unlimited loss.  No assurance can be given that securities necessary to cover the Fund’s short position will be available for purchase.  The SEC and other U.S. and non-U.S. regulatory authorities have imposed, and may impose in the future, restrictions on short selling, either on a temporary or permanent basis.  Such restrictions may include placing limitations on specific companies and/or industries with respect to which the Fund may enter into short positions, and may hinder the Fund in, or prevent it from, implementing its investment strategies, and may negatively affect performance.  In addition, the Fund must pay any dividends or interest payable that accrues on a security sold short until it is replaced.

Swap Agreements Risk (Long/Short Credit Fund only).  Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year, and will not have liquidity beyond the counterparty to the agreement.  In a standard swap transaction, two parties agree to exchange the returns earned on specific assets, such as the return on, or increase in value of, a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index.  A swap contract may not be assigned without the consent of the counter-party, and may result in losses in the event of a default or bankruptcy of the counter-party.

Tax Risk.  A Fund’s investments and investment strategies, specifically its investments in Derivatives, may subject the Fund to special federal income tax provisions that may, among other things: (i) disallow, suspend or otherwise limit the allowance of certain losses or deductions; (ii) accelerate income to the Fund; (iii) convert long-term capital gain taxed at lower rates into short-term capital gain or ordinary income taxed at higher rates; (iv) convert an ordinary loss or a deduction into a capital loss (the deductibility of which is more limited); (v) treat dividends that would otherwise constitute “qualified dividend” income as non-qualified dividend income; or (vii) create a risk that the Fund will fail the diversification and source of income requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), which could cause the Fund to fail to qualify for the tax treatment applicable to a regulated investment company.

Tracking Risk (Low Duration High Yield Fund only).  The value of the derivative instruments the Fund uses may not correlate to (or track) the values of the underlying securities.  When used for hedging purposes, lack of correlation between price or rate movements of the derivative instrument and the underlying investment sought to be hedged may prevent the Fund from achieving the intended hedging effect or expose the Fund to risk of loss.

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Yankee Bond Risk (Low Duration High Yield Fund only).  Yankee bonds are subject to the same risks as other debt issues, notably credit risk, market risk, currency and liquidity risk.  Other risks include adverse political and economic developments; the extent and quality of government regulations of financial markets and institutions; the imposition of foreign withholding taxes; and the expropriation or nationalization of foreign issuers.

Zero Coupon Securities Risk (Low Duration High Yield Fund only).  While interest payments are not made on such securities, holders of such securities are deemed to have received income (“phantom income”) annually, notwithstanding that cash may not be received currently.  The effect of owning instruments that do not make current interest payments is that a fixed yield is earned not only on the original investment but also, in effect, on all discount accretion during the life of the obligations.  This implicit reinvestment of earnings at a fixed rate eliminates the risk of being unable to invest distributions at a rate as high as the implicit yield on the zero coupon bond, but at the same time eliminates the holder’s ability to reinvest at higher rates in the future.  For this reason, some of these securities may be subject to substantially greater price fluctuations during periods of changing market interest rates than are comparable securities that pay interest currently.  Longer term zero coupon bonds are more exposed to interest rate risk than shorter term zero coupon bonds.  Zero coupon securities may be subject to greater fluctuation in value and less liquidity in the event of adverse market conditions than comparably rated securities that pay cash interest at regular intervals.  Further, to maintain its qualification for pass-through treatment under the Federal tax laws, the Fund is required to distribute income to its shareholders and, consequently, may have to dispose of other, more liquid portfolio securities under disadvantageous circumstances or may have to leverage itself by borrowing in order to generate the cash to satisfy these distributions.  The required distributions may result in an increase in the Fund’s exposure to zero coupon securities.  During a period of severe market conditions, the market for such securities may become even less liquid.  In addition, as these securities do not pay cash interest, the Fund’s investment exposure to these securities and their risks, including credit risk, will increase during the time these securities are held in the Fund’s portfolio.

Portfolio Holdings Information

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Funds’ Statement of Additional Information (“SAI”).  Disclosure of the Funds’ holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the annual and semi-annual reports to Fund shareholders and in the quarterly holdings report on Form N-Q.  The annual and semi-annual reports to Fund shareholders are available free of charge by contacting the CrossingBridge Funds, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, WI 53201-0701 or calling 888-898-2780, or by visiting the Funds’ website at www.crossingbridgefunds.com.  The Form N-Q for each of the Funds is available on the SEC’s website at www.sec.gov.

Management of the Funds

The Adviser

The Funds have entered into an investment advisory agreement (“Advisory Agreement”) with CrossingBridge Advisors, LLC, located at 427 Bedford Road, Suite 230, Pleasantville, NY 10570.  The Adviser is registered as an investment adviser with the SEC and was formed in December 2016 as a wholly-owned subsidiary of Cohanzick Management, L.L.C. (“Cohanzick”).  The Adviser and its affiliate(s) have managed a variety of credit-related investment vehicles and/or accounts since 1996.  As of December 31, 2018, the Adviser managed over $794.4 million in assets and total assets managed by the Adviser and its affiliates was over $2.28 billion.  For the fiscal period ended September 30, 2018, the Advisor received management fees of 0% (net of fee waivers) of the Low Duration High Yield Fund’s average daily net assets and 0.56% (net of fee waivers) of the Long/Short Credit Fund’s average daily net assets.

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Fund Expenses.  The Funds are responsible for their own operating expenses; however, pursuant to operating expense limitation agreements between the Adviser and the Funds, the Adviser has agreed to waive its management fees and/or reimburse expenses of the Funds to ensure that the total amount of each Fund’s operating expenses (exclusive of Excluded Expenses) does not exceed  0.90%  and 1.25% of the average net assets of the Low Duration High Yield Fund through at least January 31, 2021 and the Long/Short Credit Fund through at least May 7, 2020, respectively, and subject to annual re-approval of the agreement by the Board of Trustees thereafter.  Any waiver of management fees or payment of expenses made by the Adviser may be reimbursed by the Funds in subsequent years if the Adviser so requests.  This reimbursement may be requested if the aggregate amount actually paid by the Funds toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses.  The Adviser may request recoupment of previously waived fees and paid expenses from a Fund for three years from the date such fees and expenses were waived or paid, subject to the operating expense limitation agreement and is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years, if such reimbursement will not cause the Funds’ expense ratio, after recoupment has been taken into account, to exceed the lesser of: (1) the expense limitation in place at the time of the waiver and/or expense payment; or (2) the expense limitation in place at the time of the recoupment.  Any such reimbursement will be reviewed by the Board of Trustees.  The operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees.

A discussion regarding the basis of the Board of Trustees’ approval of the Advisory Agreement between the Adviser and the Trust, on behalf of the Low Duration High Yield Fund, is included in the Fund’s semi-annual report to shareholders for the period ended March 31, 2018.  A discussion regarding the basis of the Board of Trustees’ approval of the Advisory Agreement between the Adviser and the Trust, on behalf of the Long/Short Credit Fund, is included in the Fund’s annual report to shareholders for the year ended February 28, 2018.

The Funds, as series of the Trust, do not hold themselves out as related to any other series of the Trust for purposes of investment and investor services, nor do they share the same investment adviser with any other series of the Trust.

Portfolio Managers

Oren M. Cohen a Senior Portfolio Manager of the Adviser, and a dual employee of both the Adviser and Cohanzick, serves as the Portfolio Manager of the Long/Short Credit Fund.  Mr. Cohen has over 26 years of experience in the financial markets, mostly focused on the high yield and distressed securities markets.  Mr. Cohen was previously Chief Investment Officer and Head Portfolio Manager of Pinebank Asset Management, LLC (“Pinebank”), the former sub-adviser for the Long/Short Credit Fund.  In 2013, Pinebank formed an affiliation with Cohanzick and Mr. Cohen became a principal of Cohanzick.  Prior to joining Pinebank in 2004, Mr. Cohen was a Principal at Trilogy Capital, LLC, a hedge fund located in Greenwich, Connecticut, focused on intra-capital arbitrage and value investing, primarily in the high yield and distressed markets.  Prior to that he was a Managing Director at Merrill Lynch overseeing the high yield media & telecommunications research effort.  Prior to this, Mr. Cohen was head of the global high yield media and telecommunications research group at Bear Stearns and Company, Inc. and was a Senior Managing Director.  Prior to Bear Stearns and Company, Inc., Mr. Cohen was a Director at Salomon Brothers Inc. where he was a high yield and investment grade credit analyst covering the media and paper and forest products sectors.  Mr. Cohen was a member of the Institutional Investor All American Fixed Income Research Team in the Cable and Satellites and Broadcasting and Publishing categories for eight straight years.  Mr. Cohen holds an MBA in finance from the Wharton School and a BA in economics from Columbia University.

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David K. Sherman is the Founder and President of the Adviser, a wholly owned subsidiary of Cohanzick Management, LLC, and serves as a Portfolio Manager of the Low Duration High Yield Fund.  Mr. Sherman has 30 years of investment management experience and founded Cohanzick Management in 1996.  Prior to establishing Cohanzick, Mr. Sherman was actively involved as a senior executive in Leucadia National Corporation’s corporate investments and acquisitions and was Treasurer of the holding company’s insurance operations.  Mr. Sherman holds a B.S. from Washington University.

Michael De Kler is a senior analyst of the Adviser, a wholly owned subsidiary of Cohanzick Management, LLC, and serves as a Portfolio Manager of the Low Duration High Yield Fund.  Mr. De Kler began his career with Cohanzick as a junior analyst in 1999, rising to his current role of Assistant Portfolio Manager and Senior Analyst.  Throughout his time with Cohanzick, Mr. De Kler’s focus has been on high yield and investment grade debt securities.  Mr. De Kler graduated from Fairleigh Dickinson University, Magna Cum Laude, with a Bachelor of Science in Finance in 1999 and a Masters of Business Administration in 2001.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed and ownership of securities in the Funds.

Shareholder Information

Choosing a Share Class

The Low Duration High Yield Fund offers Institutional Class shares and Investor Class shares and the Long/Short Credit Fund offers Institutional Class shares and Class A shares in this Prospectus.  Investor Class shares of the Low Duration High Yield Fund and Class A shares of the Long/Short Credit Fund are not currently available for purchase.  The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and may have different share prices as outlined below.

Institutional Class Shares.  Institutional Class shares are offered for sale at NAV without the imposition of a sales charge or Rule 12b-1 distribution fee.  Institutional Class shares are offered primarily to institutions such as pension and profit sharing plans, employee benefit trusts, endowments, foundations, corporations and high net worth individuals.  Institutional Class shares may also be offered through certain financial intermediaries that charge their customers transaction or other distribution or service fees with respect to their customer’s investments in the Funds.  Pension and profit sharing plans, employee trusts and employee benefit plan alliances and “wrap account” or “managed fund” programs established with broker-dealers or financial intermediaries that maintain an omnibus or pooled account for the Funds and do not require the Funds to pay a fee generally may purchase Institutional Class shares, subject to investment minimums.

Investor Class Shares.  Investor Class shares of the Low Duration High Yield Fund are offered for sale at NAV, without the imposition of a sales charge.  Investor Class shares are subject to a 0.25% Rule 12b-1 distribution fee on an annual basis.  Investor Class shares are also subject to a shareholder servicing fee at an annual rate not to exceed 0.15% of the Low Duration High Yield Fund’s average daily net assets attributable to Investor Class shares.  Currently, the shareholder servicing fee authorized is 0.10%; however, the fee may be increased to 0.15% of the Low Duration High Yield Fund’s average net assets attributable to the Investor Class shares at any time.  As a result, Investor Class shareholders pay higher annual expenses than Institutional Class.  You do not pay a front-end sales load on purchases of Investor Class shares.

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Class A Shares.  Class A shares of the Long/Short Credit Fund are retail shares that require that you pay a sales charge when you invest in the Fund unless you qualify for a reduction or waiver of the sales charge.  Class A shares are subject to a Rule 12b‑1 distribution fee of 0.25% of the average daily net assets of the Long/Short Credit Fund attributable to Class A shares, computed on an annual basis.  Class A shares are also subject to a shareholder servicing fee at an annual rate not to exceed 0.10% of the Long/Short Credit Fund’s average daily net assets attributable to Class A shares.

If you purchase Class A shares of the Long/Short Credit Fund you will pay an initial sales charge of 5.00% when you invest, unless you qualify for a reduction or waiver of the sales charge.  The sales charge for Class A shares of the Long/Short Credit Fund is calculated as follows(1):

Investment Amount	Sales Charge as a % of Offering Price	Sales Charge as a % of Net Amount Invested	Dealer Reallowance
Less than $50,000(2)	5.00%	5.26%	5.00%
$50,000 but less than $100,000	4.50%	4.71%	4.50%
$100,000 but less than $250,000	3.50%	3.63%	3.50%
$250,000 but less than $500,000	2.50%	2.56%	2.50%
$500,000 but less than $750,000	2.25%	2.30%	2.25%
$750,000 but less than $1,000,000	1.75%	1.78%	1.75%
$1,000,000 or more(3)	0.00%	0.00%	0.00%
(1)
Class A shares are offered and sold at the next offering price, which is the sum of the NAV per share and the sales charge indicated above.  Since the offering price is calculated to two decimal places using standard rounding criteria, the number of shares purchased and the dollar amount of the sales charge as a percentage of the offering price and of your net investment may be higher or lower depending on whether there was a downward or upward rounding.

(2)	The minimum initial investment for Class A shares of the Long/Short Credit Fund is $2,500.
(3)	A finder’s fee of 0.50% will be paid directly by the Adviser to the dealer on accounts with an aggregate value of $1,000,000 or more.

You should always discuss the suitability of your investment with your broker-dealer or financial adviser.  Information about sales charges, including applicable waivers, breakpoints, and discounts to the sales charges, is fully disclosed in this Prospectus, which is available, free of charge, on the Funds’ website at www.crossingbridgefunds.com.  The Funds believe it is very important that an investor fully consider all aspects of their investment and be able to access all relevant information in one location.  Therefore, the Funds do not make the sales charge information available to investors on the website independent of the Prospectus.

Class A Sales Charge Reductions and Waivers

Rights of Accumulation.  You may combine your current purchase of Class A shares of the Long/Short Credit Fund with other existing Class A shares currently owned for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases.  The applicable sales charge for the new purchase is based on the total of your current purchase and the current NAV of all other Class A shares you own at the financial intermediary at which you are making the current purchase.  You may not aggregate shares held at different financial intermediaries.  If the current purchase is made directly through the Funds’ transfer agent, U.S. Bancorp Fund Services, LLC (the “Transfer Agent”), only those shares held directly at the Transfer Agent may apply toward the right of accumulation.  You may aggregate shares that you own and that are currently owned by family members including spouses, minor children or parents residing at the same address.  Shares held in the name of a nominee or custodian under pension, profit sharing or employee benefit plans may not be combined with other shares to qualify for the right of accumulation.  You must notify the Transfer Agent or your financial intermediary at the time of purchase in order for the right of accumulation to apply.  The Long/Short Credit Fund is not liable for any difference in purchase price if you fail to notify the Transfer Agent of your intent to exercise your right of accumulation and the Fund reserves the right to modify or terminate this right at any time.

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Reinstatement Privilege.  If you redeem Class A shares of the Long/Short Credit Fund, and within 60 days purchase and register new Class A shares of the Fund, you will not pay a sales charge on the new purchase amount.  The amount eligible for this privilege may not exceed the amount of your redemption proceeds.  To exercise this privilege, contact your financial intermediary or the Transfer Agent at 888-898-2780.

Letter of Intent.  By signing a Letter of Intent (“LOI”), you can reduce your Class A sales charge.  Your individual purchases will be made at the applicable sales charge based on the amount you intend to invest over a 13-month period.  The LOI will apply to all purchases of Class A shares of the Long/Short Credit Fund.  Any Class A shares purchased within 90 days of the date you sign the letter of intent may be used as credit toward completion, but the reduced sales charge will only apply to new purchases made on or after that date.  Purchases resulting from the reinvestment of distributions do not apply toward fulfillment of the LOI.  Shares equal to 5.00% of the amount of the LOI will be held in escrow during the 13-month period.  If at the end of that time the total amount of purchases made is less than the amount intended, you will be required to pay the difference between the reduced sales charge and the sales charge applicable to the individual purchases had the LOI not been in effect.  This amount will be obtained from redemption of the escrow shares.  Any remaining escrow shares will be released to you.

Investments of $1,000,000 or More.  There is no initial sales charge on a lump sum share purchase of $1,000,000 or more of Class A shares of the Long/Short Credit Fund, nor on any purchase into a Class A account with an accumulated value of $1,000,000 or more.  However, if you have taken advantage of this waiver and redeem your shares within 12 months of purchase, there is a CDSC of 0.50% imposed on such shares based on the lesser of original cost or current market value.  However, the CDSC will not apply if you are otherwise entitled to a waiver of the initial sales charge as listed in “Initial Sales Charge Waivers” below.  Also, the CDSC will not apply if you are entitled to a waiver as listed in “Contingent Deferred Sales Charges Waivers,” below.

Initial Sales Charge Waivers.  Sales charges for Class A shares may be waived under certain circumstances for some investors or for certain purchases.  You will not have to pay a sales charge on purchases of Class A shares of the Long/Short Credit Fund if:

•	you are an affiliate of the Adviser or any of its or the of the Long/Short Credit Fund’s officers, directors, trustees, employees or retirees;
•	you are a registered representative of any broker-dealer authorized to sell Fund shares, subject to the internal policies and procedures of the broker-dealer;
•
you are a member of the immediate families of any of the foregoing (i.e., parent, child, spouse, domestic partner, sibling, step or adopted relationships, grandparent, grandchild and UTMA accounts naming qualifying persons);

•	you are a fee-based registered investment adviser, financial planner, bank trust department or registered broker-dealer and are purchasing shares on behalf of your customers;
•
you are purchasing shares for retirement (not including IRA accounts) and deferred compensation plans and the trusts used to fund such plans (including, but not limited to, those defined in Sections 401(k), 403(b) and 457 of the Code, and “rabbi trusts”), for which an affiliate of the Adviser acts as trustee or administrator;

•	you are purchasing shares for a 401(k), 403(b) and 457 plans, and profit sharing and pension plans that invest $1 million or more or have more than 100 participants;
•	you are a current shareholder whose aggregate investment in Class A shares of the Long/Short Credit Fund exceeds $1,000,000; or
•	you are an individual on certain accounts under investment programs managed by the Adviser.

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To receive a reduction in your Class A sales charge, you must let your financial institution or shareholder services representative know at the time you purchase shares that you qualify for such a reduction.  You may be asked by your financial adviser or shareholder services representative to provide account statements or other information regarding your related accounts or related accounts of your immediate family in order to verify your eligibility for a reduced sales charge.  Your investment professional or financial institution must notify the Long/Short Credit Fund if your share purchase is eligible for the sales load waiver.  Sales charges will not be applied to shares purchased by reinvesting distributions.

If you would like information about sales charge waivers, call your financial representative or contact the Funds at 888-898-2780.

Contingent Deferred Sales Charge Waivers.  For Class A shares of the Long/Short Credit Fund, a CDSC is imposed on shares purchased at the $1,000,000 breakpoint (as described in “Sales Charge on Class A Shares,” above) that are redeemed within 12 months of purchase.  In the case of a partial redemption, the first shares redeemed are any reinvested shares.  After that, shares are always redeemed on a “first in first out” (“FIFO”) basis. If the first shares redeemed have been held for longer than 12 months from the date of purchase, then no sales charge is imposed on the redemption.  The sales charge is imposed on a lot by lot basis on the market value or initial purchase price, whichever is lower.  This deferred sales charge may be waived under certain circumstances such as:

•	death of the shareholder;
•	divorce, where there exists a court decree that requires redemption of the shares;
•	return of IRA excess contributions;
•	shares redeemed by the Fund due to low balance or other reasons;
•	shares redeemed in accordance with the Fund’s Systematic Withdrawal Plan (“SWP”); and
•	other circumstances under the Adviser’s discretion.

Distribution Plan (Rule 12b-1 Plan)

The Funds have adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  Under the Plan, the Funds are authorized to pay the Distributor, or such other entities as approved by the Board of Trustees, Rule 12b-1 distribution fees for the costs and services it provides and expenses it bears in the sale and distribution of Investor Class shares of the Low Duration High Yield Fund and Class A shares of the Long/Short Credit Fund (the “Rule 12b-1 Fee”).  The maximum amount of the Rule 12b-1 Fee authorized is 0.25% of the Funds’ average daily net assets annually attributable to Investor Class shares of the Low Duration High Yield Fund and Class A shares of the Long/Short Credit Fund.  Amounts received under the Plan may be paid to other persons, including the Adviser, for any distribution or service activity.  Because these fees are paid out of a Fund’s assets attributable to Investor Class shares and Class A shares, as applicable, on an on-going basis, over time these fees will increase the cost of your investment in the Fund and may cost you more than paying other types of sales charges.

Shareholder Servicing Plan

The Trust, on behalf of the Funds, has also adopted a Shareholder Servicing Plan that allows the Funds to make payments to financial intermediaries and other persons for certain personal services for shareholders and/or the maintenance of shareholder accounts.  The amount of the shareholder servicing fee authorized is an annual rate not to exceed 0.15% and 0.10% of the Low Duration High Yield Fund’s and Long/Short Credit Fund’s average daily net assets, respectively.  Currently, the shareholder servicing fee being charged is 0.10% of the Low Duration High Yield Fund’s average daily net assets; however, the fee may be increased to 0.15% of the Fund’s average daily net assets, at any time.  Because these fees are paid out of a Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment in the Fund and may cost you more than paying other types of sales charges.

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Share Price

The price of a Fund’s shares is its NAV.  The NAV is calculated by dividing the value of a Fund’s total assets, less its liabilities, by the number of its shares outstanding.  In calculating the NAV, portfolio securities are valued using current market values or official closing prices, if available.  The NAV is calculated at the close of regular trading on the NYSE, (generally 4:00 p.m., Eastern time).  The NAV will not be calculated on days on which the NYSE is closed for trading.  If the NYSE closes early, the Funds will calculate the NAV at the closing time on that day.  If an emergency exists as permitted by the SEC, the NAV may be calculated at a different time.

Each equity security owned by a Fund that is listed on a national securities exchange, except for portfolio securities listed on the NASDAQ Stock Market, LLC (“NASDAQ”), is valued at its last sale price on that exchange on the date as of which assets are valued.

If a security is listed on more than one exchange, the Funds will use the price on the exchange that the Funds generally consider to be the principal exchange on which the security is traded.

Portfolio securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price.  If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent bid and asked prices on such day or the security is valued at the latest sales price on the “composite market” for the day such security is being valued.  The composite market is defined as the consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter (“OTC”) markets as published by an approved pricing service.

Exchange-traded options are valued at the composite price, using the National Best Bid and Offer quotes.  If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.  Option contracts on securities, currencies and other financial instruments traded in the OTC market with less than 180 days remaining until their expiration are valued at the evaluated price provided by the broker-dealer with which the option was traded.  Option contracts on securities, currencies and other financial instruments traded in the OTC market with 180 days or more remaining until their expiration are valued at the prices provided by a recognized independent broker-dealer.

Debt securities, including short-term debt securities having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by an approved independent pricing service.  Pricing services may use various valuation methodologies such as the mean between the bid and ask prices, matrix pricing method or other analytical pricing models as well as market transactions and dealer quotations.  If a price is not available from a pricing service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained.  Quotations will be valued at the mean between the bid and the offer.  Fixed income securities purchased on a delayed-delivery basis are typically marked to market daily until settlement at the forward settlement date.  Any discount or premium is accreted or amortized using the constant yield method until maturity.

If market quotations are not readily available, any security or other asset will be valued at its fair value as determined under fair value pricing procedures approved by the Board of Trustees.  These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market or world events cause the Adviser to believe that the security’s last sale price may not reflect its actual market value.  The intended effect of using fair value pricing procedures is to ensure that a Fund’s shares are accurately priced.  The Board of Trustees will regularly evaluate whether a Fund’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of a Fund and the quality of prices obtained through its application by the Trust’s valuation committee.

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When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.  Due to the subjective and variable nature of fair value pricing, it is possible that the fair value determined for a particular security may be materially different (higher or lower) from the price of the security quoted or published by others or the value when trading resumes or realized upon its sale.  Therefore, if a shareholder purchases or redeems Fund shares when a Fund holds securities priced at a fair value, the number of shares purchased or redeemed may be higher or lower than it would be if the Fund were using market-value pricing.  The Advisers anticipate that the Funds’ portfolio holdings will be fair valued only if market quotations for those holdings are unavailable or considered unreliable.

In the case of foreign securities, the occurrence of certain events after the close of foreign markets, but prior to the time a Fund’s NAV is calculated (such as a significant surge or decline in the U.S. or other markets) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day.  If such events occur, the Funds will value foreign securities at fair value, taking into account such events, in calculating the NAV.  In such cases, use of these evaluated prices can reduce an investor’s ability to seek to profit by estimating a Fund’s NAV in advance of the time the NAV is calculated.  In the event a Fund holds portfolio securities that trade in foreign markets or that are primarily listed on foreign exchanges that trade on weekends or other days when a Fund does not price its shares, the Fund’s NAV may change on days when shareholders will not be able to purchase or redeem the Fund’s shares.

How to Purchase Shares

All purchase requests received in good order by the Fund, the Transfer Agent or by an authorized financial intermediary (an “Authorized Intermediary,” as defined below) before the close of the NYSE (generally 4:00 p.m., Eastern time) will be processed at that day’s NAV per share.  Purchase requests received by the Transfer Agent or an Authorized Intermediary after the close of the NYSE (generally 4:00 p.m., Eastern time) will receive the next business day’s NAV per share, plus any applicable sales charges.  An Authorized Intermediary is a financial intermediary (or its authorized designee) that has made arrangements with the Funds to receive purchase and redemption orders on their behalf (“Authorized Intermediary”).  For additional information about purchasing shares through financial intermediaries, please see “Purchasing Shares Through a Financial Intermediary,” below.

All account applications (each an “Account Application”) to purchase Fund shares are subject to acceptance by the Fund and are not binding until so accepted.  It is the policy of the Funds not to accept applications under certain circumstances or in amounts considered disadvantageous to shareholders.  Your order will not be accepted until the Funds or the Transfer Agent receives a completed Account Application in good order.

The Funds reserve the right to reject any purchase order if, in their discretion, it is in the Funds’ best interest to do so.  For example, a purchase order may be refused if it appears so large that it would disrupt the management of a Fund.  Purchases may also be rejected from persons believed to be “market-timers,” as described under “Tools to Combat Frequent Transactions,” below.  In addition, a service fee, which is currently $25, as well as any loss sustained by a Fund, will be deducted from a shareholder’s account for any payment that is returned to the Transfer Agent unpaid.  Written notice of a rejected purchase order will be provided to the investor within one or two business days under normal circumstances.  The Funds and the Transfer Agent will not be responsible for any losses, liability, cost or expense resulting from rejecting any purchase order.  Your order will not be accepted until a completed Account Application is received by the Funds or the Transfer Agent.

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Shares of the Funds have not been registered for sale outside of the United States.  The Funds generally do not sell shares to investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

Minimum Investment Amounts
The Low Duration High Yield Fund offers investors two Classes of shares: Institutional Class shares and Investor Class shares.  The Long/Short Credit Fund offers investors two Classes of shares: Class A shares and Institutional Class shares.  The minimum investment in Investor Class shares is $2,500 for all accounts and the minimum investment in Class A shares is $2,500 for all accounts.  There is no investment minimum for investments by certain institutional investors in Institutional Class shares (as described below); otherwise, the minimum investment in Institutional Class shares is $1 million.  Subsequent investments in Institutional Class shares, Investor Class shares and Class A shares may be made in amounts of at least $1,000, $100 and $100, respectively.

Institutional Class Shares are offered without any minimum initial investment to the following types of qualifying institutional investors:

1.	Broker-dealers, registered investment advisers, insurance companies, trust institutions or bank trust departments purchasing for their own account or for the account of other institutional investors;
2.	Managed account programs that charge an asset-based fee provided by a broker-dealer, registered investment adviser, insurance company, trust institution or bank trust departments;
3.	Employee benefit plans investing through an investment adviser, a broker-dealer or another financial intermediary;
4.	Any state, county, or city, or any governmental instrumentality, department, authority or agency;
5.	Charitable organizations (as defined for purposes of Section 501(c)(3) of the Code) or charitable remainder trusts or life income pools established for the benefit of a charitable organization;
6.	Insurance company separate accounts;
7.	Health savings account programs provided by a broker-dealer, registered investment adviser, insurance company, trust institution or bank trust department;
8.	Other institutions and intermediaries approved by the Funds’ distributor; and
9.
Officers, directors and employees of the Adviser and its affiliates; trustees, officers and service providers of the Trust and the Fund; registered representatives and employees of financial intermediaries with a current selling agreement with the Distributor or the Adviser; and immediate family members of such persons.

The Funds reserve the right to waive or change the minimum initial investment or minimum subsequent investment amounts at its discretion.  Shareholders will be given at least 30 days’ written notice of any increase in the minimum dollar amount of initial or subsequent investments.  For accounts sold through financial intermediaries, it is the primary responsibility of the financial intermediary to ensure compliance with investment minimums.

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Purchase Requests Must be Received in Good Order
Your share price will be the next NAV per share, plus any applicable sales charges after the Transfer Agent or your Authorized Intermediary receives your purchase request in good order.  For purchases made through the Transfer Agent, “good order” means that your purchase request includes:

•	the name of the Fund and share class you are investing in;
•	the dollar amount of shares to be purchased;
•	your Account Application or investment stub; and
•	a check payable to “CrossingBridge Funds”.

For information about your financial intermediary’s requirements for purchases in good order, please contact your financial intermediary.

Purchase by Mail
To purchase a Fund’s shares by mail, simply complete and sign the Account Application and mail it, together with your check made payable to the Funds, to one of the addresses below.  To make additional investments once you have opened your account, write your account number on the check and send it together with the Invest by Mail form from your most recent confirmation statement received from the Transfer Agent.  If you do not have the Invest by Mail form, include the Fund name and your name, address, and account number on a separate piece of paper and mail it with your check made payable to the Funds, to:

Regular Mail	Overnight or Express Mail
CrossingBridge Funds	CrossingBridge Funds
c/o U.S. Bank Global Fund Services	c/o U.S. Bank Global Fund Services
P.O. Box 701	615 East Michigan Street, 3rd Floor
Milwaukee, WI 53201-0701	Milwaukee, WI 53202

The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents.  Therefore, deposit in the mail or with such services, or receipt at the Transfer Agent’s post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent.  Receipt of purchase orders or redemption requests is based on when the order is received at the Transfer Agent’s offices.  All purchase checks must be in U.S. dollars drawn on a domestic financial institution.  The Funds will not accept payment in cash or money orders.  To prevent check fraud, the Funds will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  The Funds are unable to accept post-dated checks or any conditional order or payment.

Purchase by Wire
If you are making your first investment in a Fund through a wire purchase, the Transfer Agent must have a completed Account Application before you wire funds.  You can mail or use an overnight service to deliver your Account Application to the Transfer Agent at the above address.  Upon receipt of your completed Account Application, the Transfer Agent will establish an account for you.  Once your account has been established, you may instruct your bank to send the wire.  Prior to sending the wire, please call the Transfer Agent at 888-898-2780 to advise them of the wire and to ensure proper credit upon receipt.  Your bank must include the name of the Fund, your name and your account number so that monies can be correctly applied.  Your bank should transmit immediately available funds by wire to:

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Wire to:	U.S. Bank National Association 777 East Wisconsin Avenue Milwaukee, Wisconsin 53202
ABA Number:	075000022
Credit:	U.S. Bancorp Fund Services, LLC
Account:	112-952-137
Further Credit:	CrossingBridge Funds
(Name of Fund you are investing in)
(Shareholder Name/Account Registration)
(Shareholder Account Number)

Wired funds must be received prior to the close of the NYSE (generally 4:00 p.m., Eastern time) to be eligible for same day pricing.  The Funds and U.S. Bank National Association, the Funds’ custodian, are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

Investing by Telephone
Telephone purchase privileges are automatically provided unless you specifically decline the option on your Account Application.  If your account has been open for at least 15 calendar days, you may purchase additional shares by calling the Funds toll free at 888-898-2780.  You must also have submitted a voided check or a savings deposit slip to have banking information established on your account.  This option allows investors to move money from their bank account to their Fund account upon request.  Only bank accounts held at domestic financial institutions that are Automated Clearing House (“ACH”) members may be used for telephone transactions.  Telephone purchases are subject to applicable minimum investment amounts for subsequent investments.  If your order is received prior to the close of the NYSE (generally 4:00 p.m., Eastern time), shares will be purchased in your account at the applicable price determined on the day your order is placed.  During periods of high market activity, shareholders may encounter higher than usual call waiting times.  Please allow sufficient time to place your telephone transaction.

Retirement Accounts
The Funds offer prototype documents for a variety of retirement accounts for individuals and small businesses.  Please call 888-898-2780 for information on:

• Individual Retirement Plans, including Traditional IRAs and Roth IRAs.
• Small Business Retirement Plans, including Simple IRAs and SEP IRAs.

There may be special distribution requirements for a retirement account, such as required distributions or mandatory federal income tax withholdings.  For more information, call the number listed above.  Direct shareholder accounts may be charged a $15 annual account maintenance fee for each retirement account up to a maximum of $30 annually and a $25 fee for transferring assets to another custodian or for closing a retirement account.  Fees charged by other institutions may vary.

Automatic Investment Plan
For your convenience, the Funds offer an Automatic Investment Plan (“AIP”).  Under the AIP, after your initial investment, you may authorize a Fund to withdraw automatically from your personal checking or savings account any amount that you wish to invest, which must be at least $100 on a monthly basis.  In order to participate in the AIP, your bank must be a member of the ACH network.  If you wish to enroll in the AIP, complete the appropriate section in the Account Application.  The Funds may terminate or modify this privilege at any time.  You may terminate your participation in the AIP at any time by notifying the Transfer Agent five days prior to the effective date of the request.  A $25 fee will be charged if your bank does not honor the AIP draft for any reason.

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Purchasing Shares Through a Financial Intermediary
Investors may be charged a fee if they effect transactions through a financial intermediary.  If you are purchasing shares through a financial intermediary, you must follow the procedures established by your financial intermediary.  Your financial intermediary is responsible for sending your purchase order and wiring payment to the Transfer Agent.  Your financial intermediary holds the shares in your name and receives all confirmations of purchases and sales.  Financial intermediaries placing orders for themselves or on behalf of their customers should call the Funds toll free at 888-898-2780, or follow the instructions listed in the sections above entitled “Investing by Telephone,” “Purchase by Mail” and “Purchase by Wire.”

If you place an order for the Funds’ shares through a financial intermediary that is not an Authorized Intermediary in accordance with such financial intermediary’s procedures, and such financial intermediary then transmits your order to the Transfer Agent in accordance with the Transfer Agent’s instructions, your purchase will be processed at the NAV next calculated after the Transfer Agent receives your order.  The financial intermediary must promise to send to the Transfer Agent immediately available funds in the amount of the purchase price in accordance with the Transfer Agent’s procedures.  If payment is not received within the time specified, the Transfer Agent may rescind the transaction and the financial intermediary will be held liable for any resulting fees or losses.

In the case of Authorized Intermediaries that have made satisfactory payment or redemption arrangements with the Funds, orders will be processed at the NAV next calculated after receipt by the Authorized Intermediary (or its authorized designee), consistent with applicable laws and regulations.  An order is deemed to be received when the Funds or an Authorized Intermediary accepts the order.  Authorized Intermediaries may be authorized to designate other intermediaries to receive purchase and redemption requests on behalf of the Funds.

For more information about your financial intermediary’s rules and procedures, whether your financial intermediary is an Authorized Intermediary, and whether your financial intermediary imposes cut-off times for the receipt of orders that are earlier than the cut-off times established by the Funds, you should contact your financial intermediary directly.

Anti-Money Laundering Program
The Trust has established an Anti-Money Laundering Compliance Program as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (the “USA PATRIOT Act”) and related anti-money laundering laws and regulations.  To ensure compliance with this law, the Account Application asks for, among other things, the following information for all “customers” seeking to open an “account” (as those terms are defined in rules adopted pursuant to the USA PATRIOT Act):

•	full name;
•	date of birth (individuals only);
•	Social Security or taxpayer identification number; and
•	permanent street address (a P.O. Box number alone is not acceptable).

If you are opening an account in the name of certain legal entities (e.g., a partnership, limited liability company, business trust, corporation, etc.), you must also supply the identity of the beneficial owners of the legal entity.  Accounts opened by entities, such as corporations, limited liability companies, partnerships or trusts, will require additional documentation.

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If any information listed above is missing, your Account Application will be returned and your account will not be opened.  In compliance with the USA PATRIOT Act and other applicable anti-money laundering laws and regulations, the Transfer Agent will verify the information on your application.  The Funds reserve the right to request additional clarifying information and may close your account if such clarifying information is not received by the Funds within a reasonable time of the request or if the Funds cannot form a reasonable belief as to the true identity of a customer.  If you require additional assistance when completing your application, please contact the Transfer Agent at 888-898-2780.

How to Redeem Shares

Orders to sell or “redeem” shares may be placed either directly with the Funds or through an Authorized Intermediary.  If you originally purchased your shares through an Authorized Intermediary, your redemption order must be placed with the same Authorized Intermediary in accordance with the procedures established by that Authorized Intermediary.  Your Authorized Intermediary is responsible for sending your order to the Transfer Agent and for crediting your account with the proceeds.  You may redeem a Fund’s shares on any business day that the applicable Fund calculates its NAV.  The price at which redemptions are effected is based on the NAV next calculated after the request is received in good order.  To redeem shares directly with the Fund, you must contact the Fund either by mail or by phone to place a redemption request.  Your redemption request must be received in good order (as discussed under “Payment of Redemption Proceeds,” below) prior to the close of the regular trading sessions of the NYSE (generally 4:00 p.m., Eastern time) by the Transfer Agent or by your Authorized Intermediary in order to obtain that day’s closing NAV.  Redemption requests received after the close of the NYSE will be treated as though received on the next business day.

Shareholders who hold their shares through an IRA or other retirement account must indicate on their written redemption request whether or not to withhold federal income tax.  Redemption requests failing to indicate an election not to have tax withheld will generally be subject to 10% withholding.  Shares held in IRA or other retirement plan accounts may be redeemed by telephone at 888-898-2780.  Investors will be asked whether or not to withhold taxes from any distribution.

Payment of Redemption Proceeds
You may redeem your Fund shares at the NAV per share next determined after the Transfer Agent or your Authorized Intermediary receives your redemption request in good order.  Your redemption request cannot be processed on days the NYSE is closed.  Redemption proceeds with respect to all requests received by the Transfer Agent or Authorized Intermediary in good order before the close of the regular trading session of the NYSE (generally 4:00 p.m., Eastern time) will usually be sent one to three business days following the receipt of your redemption request.

A redemption request made through the Transfer Agent will be deemed in “good order” if it includes:

•	the shareholder’s name;
•	the name of the Fund and share class you are redeeming from;
•	the account number;
•	the share or dollar amount to be redeemed; and
•	signatures by all shareholders on the account and signature guarantee(s), if applicable.

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The Funds reserve the right to change the requirements of “good order.”  Shareholders will be given advance notice if the requirements of “good order” change.  For information about your financial intermediary’s requirements for redemption requests in good order, please contact your financial intermediary.

You may receive proceeds of your sale in a check sent to the address of record, electronically via the ACH network using the previously established bank instructions or federal wire transfer to your pre-established bank account.  The Funds typically expects that it will take one to three business days following the receipt of your redemption request to pay out redemption proceeds regardless of whether the redemption proceeds are paid by check, ACH transfer or wire.  Please note that wires are subject to a $15 fee.  There is no charge to have proceeds sent via ACH; however, funds are typically credited to your bank within two to three business days after redemption.  In all cases, proceeds will be sent within seven calendar days after a Fund receives your redemption request.

The Funds typically expect they will hold cash or cash equivalents to meet redemption requests.  The Funds may also use the proceeds from the sale of portfolio securities to meet redemption requests if consistent with the management of the Funds.  These redemption methods will be used regularly and may also be used during periods of stressed market conditions.

If the Transfer Agent has not yet collected payment for the shares you are selling, it may delay sending the proceeds until the payment is collected, which may take up to twelve calendar days from the purchase date.  Furthermore, there are certain times when you may be unable to sell Fund shares or receive proceeds.  Specifically, the Funds may suspend the right to redeem shares or postpone the date of payment upon redemption for more than seven calendar days: (1) for any period during which the NYSE is closed (other than customary weekend or holiday closings) or trading on the NYSE is restricted; (2) for any period during which an emergency exists as a result of which disposal by the Funds of securities owned by it is not reasonably practicable or it is not reasonably practicable for a Fund to fairly determine the value of its net assets; or (3) for such other periods as the SEC may permit for the protection of shareholders.  Your ability to redeem shares online or by telephone may be delayed or restricted after you change your address.  You may change your address at any time by telephone or written request, addressed to the Transfer Agent.  Confirmations of an address change will be sent to both your old and new address.  Redemption proceeds will be sent to the address of record.  The Funds are not responsible for interest lost on redemption amounts due to lost or misdirected mail.

The Funds may delay paying redemption proceeds for up to seven calendar days after receiving a request if an earlier payment could adversely affect a Fund.

Redemptions in Kind.  The Funds generally pay redemption proceeds in cash.  However, the Trust, on behalf of the Funds, has filed a notice of election under Rule 18f-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), under which the Trust, on behalf of the Funds, has reserved the right for the Funds to redeem in-kind under certain circumstances, meaning that redemption proceeds are paid in liquid securities with a market value equal to the redemption price.  These securities redeemed in kind remain subject to general market risks until sold.  If a Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges when converting the securities to cash.  For federal income tax purposes, redemptions in kind are taxed in the same manner as redemptions paid in cash.  In addition, sales of such in-kind securities may generate taxable gains.

Redemption in-kind proceeds are limited to securities that are traded on a public securities market or for which quoted bid prices are available.  In the unlikely event that a Fund does redeem shares in kind, the procedures utilized by the Fund to determine the securities to be distributed to redeeming shareholders will generally be representative of a shareholder’s interest in the Fund’s portfolio securities.  However, a Fund may also redeem in kind using individual securities as circumstances dictate.  Redemptions in-kind are typically used to meet redemption requests that represent a large percentage of a Fund’s net assets in order to minimize the effect of large redemptions on the Fund and its remaining shareholders.  Redemptions in-kind may be used in circumstances as described above and during periods of stressed market conditions.

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Signature Guarantees
The Transfer Agent may require a signature guarantee for certain redemption requests.  Signature guarantees can be obtained from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”), but not from a notary public.  A signature guarantee, from either a Medallion program member or a non-Medallion program member, of each owner is required in the following situations:

•	if ownership is being changed on your account;
•	when redemption proceeds are payable or sent to any person, address or bank account not on record; and
•	when a redemption is received by the Transfer Agent and the account address has changed within the last 15 calendar days.

Non-financial transactions, including establishing or modifying certain services on an account, may require a signature guarantee, a signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source.

In addition to the situations described above, the Fund and/or the Transfer Agent reserve the right to require a signature guarantee or other acceptable signature verification in other instances based on the circumstances relative to the particular situation.

Redemption by Mail
You can execute most redemptions by furnishing an unconditional written request to the Fund to redeem your shares at the current NAV.  Redemption requests in writing should be sent to the Transfer Agent at:

Regular Mail	Overnight or Express Mail
CrossingBridge Funds	CrossingBridge Funds
c/o U.S. Bancorp Fund Services, LLC	c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701	615 East Michigan Street, 3rd Floor
Milwaukee, WI 53201-0701	Milwaukee, WI 53202

The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.  Therefore, deposit in the mail or with such services, or receipt at the U.S. Bancorp Fund Services, LLC post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent.  Receipt of purchase orders or redemption requests is based on when the order is received at the Transfer Agent’s offices.

Telephone Redemption
Telephone redemption privileges are automatically provided unless you specifically decline the option on your Account Application.  You may redeem shares, in any amount, by instructing the Fund by telephone at 888-898-2780.  A signature verification from a Signature Validation Program member or other acceptable form of authentication from a financial institution source may be required of all shareholders in order to add or change telephone redemption privileges.  Telephone redemptions will not be made if you have notified the Transfer Agent of a change of address within 15 calendar days before the redemption request.  If an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person.

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Wire Redemption
Wire transfers may be arranged to redeem shares.  The Transfer Agent charges a fee, currently $15, per wire redemption against your account on dollar specific trades, and from proceeds on complete redemptions and share-specific trades.

Systematic Withdrawal Program
The Fund offers a SWP whereby shareholders or their representatives may request a redemption in a specific dollar amount be sent to them each month, calendar quarter or year.  Investors may choose to have a check sent to the address of record, or proceeds may be sent to a pre-designated bank account via the ACH network.  To start the SWP, your account must have Fund shares with a value of at least $10,000, and the minimum payment amount is $100.  The SWP may be terminated or modified by the Fund at any time.  You may terminate your participation in the SWP at any time in writing or by telephoning the Transfer Agent no later than five days before the next scheduled withdrawal.  A withdrawal under the SWP involves a redemption of Fund shares, and may result in a capital gain or loss for federal income tax purposes.  In addition, if the amount withdrawn exceeds the amounts credited to your account, the account ultimately may be depleted.  To establish the SWP, complete the SWP section of the Account Application.  Please call 888-898-2780 for additional information regarding the SWP.

The Funds’ Right to Redeem an Account
The Funds reserve the right to redeem the shares of any shareholder whose account balance is less than $2,500, other than as a result of a decline in the NAV of a Fund or for market reasons.  The Funds will provide a shareholder with written notice 30 calendar days prior to redeeming the shareholder’s account.  A redemption by the Fund may result in a taxable capital gain or loss for federal income tax purposes.

Tools to Combat Frequent Transactions

The Funds are intended for long-term investors.  Short-term “market-timers” who engage in frequent purchases and redemptions may disrupt a Fund’s investment program and create additional transaction costs that are borne by all of the Fund’s shareholders.  The Board of Trustees has adopted policies and procedures that are designed to discourage excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm performance.  The Funds takes steps to reduce the frequency and effect of these activities in the Funds.  These steps include, among other things, monitoring trading activity and using fair value pricing.  Although these efforts are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity will occur.  The Funds seek to exercise its judgment in implementing these tools to the best of its abilities in a manner that it believes is consistent with shareholder interests.  Except as noted herein, the Funds apply all restrictions uniformly in all applicable cases.

Monitoring Trading Practices.  The Funds monitor selected trades in an effort to detect excessive short-term trading activities.  If, as a result of this monitoring, the Funds believe that a shareholder has engaged in excessive short-term trading, it may, in its discretion, ask the shareholder to stop such activities or refuse to process purchases in the shareholder’s accounts.  In making such judgments, the Funds seek to act in a manner that it believes is consistent with the best interests of its shareholders.  The Funds use a variety of techniques to monitor for and detect abusive trading practices.  These techniques may change from time to time as determined by the Funds in their sole discretion.  To minimize harm to the Funds and their shareholders, the Funds reserve the right to reject any purchase order (but not a redemption request), in whole or in part, for any reason and without prior notice.  The Funds may decide to restrict purchase and sale activity in their shares based on various factors, including whether frequent purchase and sale activity will disrupt portfolio management strategies and adversely affect Fund performance.

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Fair Value Pricing.  The Funds employ fair value pricing selectively to ensure greater accuracy in their daily NAVs and to prevent dilution by frequent traders or market timers who seek to take advantage of temporary market anomalies.  The Board of Trustees has developed procedures which utilize fair value pricing when reliable market quotations are not readily available or the Funds’ pricing service does not provide a valuation (or provides a valuation that, in the judgment of the Advisers, does not represent the security’s fair value), or when, in the judgment of the Advisers, events have rendered the market value unreliable.  Valuing securities at fair value involves reliance on judgment.  Fair value determinations are made in good faith in accordance with procedures adopted by the Board of Trustees.  There can be no assurance that the Funds will obtain the fair value assigned to a security if it were to sell the security at approximately the time at which a Fund determines its NAV per share.  More detailed information regarding fair value pricing can be found in this Prospectus under the heading entitled “Share Price.”

Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions the Funds handle, there can be no assurance that the Funds’ efforts will identify all trades or trading practices that may be considered abusive.  In particular, since the Funds receive purchase and sale orders through Authorized Intermediaries that use group or omnibus accounts, the Funds cannot always detect frequent trading.  However, the Funds will work with Authorized Intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades.  In this regard, the Funds have entered into information sharing agreements with Authorized Intermediaries pursuant to which these intermediaries are required to provide to the Funds, at the Funds’ request, certain information relating to their customers investing in the Funds through non-disclosed or omnibus accounts.  The Funds will use this information to attempt to identify abusive trading practices.  Authorized Intermediaries are contractually required to follow any instructions from the Funds to restrict or prohibit future purchases from shareholders that are found to have engaged in abusive trading in violation of the Funds’ policies.  However, the Funds cannot guarantee the accuracy of the information provided to it from Authorized Intermediaries and cannot ensure that they will always be able to detect abusive trading practices that occur through non-disclosed and omnibus accounts.  As a result, the Funds’ ability to monitor and discourage abusive trading practices in non-disclosed and omnibus accounts may be limited.

Other Fund Policies

Telephone Transactions.  If you have not declined telephone privileges on the account application or in a letter to the Funds, you may be responsible for any fraudulent telephone orders as long as the Funds have taken reasonable precautions to verify your identity.  In addition, once you place a telephone transaction request, it cannot be canceled or modified after the close of regular trading on the NYSE (generally 4:00 p.m., Eastern time).

During periods of significant economic or market change, telephone transactions may be difficult to complete.  If you are unable to contact the Funds by telephone, you may also mail the requests to the Funds at the address listed previously in the “How to Purchase Shares” section.  Neither the Funds nor the Transfer Agent are liable for any loss incurred due to failure to complete a telephone transaction prior to market close.

Telephone trades must be received by or prior to the close of the NYSE (generally 4:00 p.m., Eastern time).  During periods of high market activity, shareholders may encounter higher than usual call waiting times.  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to the close of the NYSE.  The Funds are not responsible for delays due to communication or transmission outages subject to applicable law.

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Neither the Funds nor any of their service providers will be liable for any loss or expense in acting upon instructions that are reasonably believed to be genuine subject to applicable law.  If an account has more than one owner or authorized person, the Funds will accept telephone instructions from any one owner or authorized person.  To confirm that all telephone instructions are genuine, the Funds will use reasonable procedures, such as requesting that you correctly state:

•	that you correctly state your Fund account number;
•	the name in which your account is registered; or
•	the Social Security or taxpayer identification number under which the account is registered.

Policies of Other Financial Intermediaries.  Your Authorized Intermediary may establish policies that differ from those of the Funds.  For example, the institution may charge transaction fees, set higher minimum investments or impose certain limitations on buying or selling shares in addition to those identified in this Prospectus.  Please contact your Authorized Intermediary for details.

Closure of a Fund.  The Adviser retains the right to close a Fund or to place restrictions on purchases of Fund shares if it is determined to be in the best interest of shareholders.  Based on market and Fund conditions, the Adviser may decide to close a Fund to new investors, all investors or certain classes of investors (such as fund supermarkets) at any time.  If a Fund is closed to new purchases it will continue to honor redemption requests, unless the right to redeem shares has been temporarily suspended as permitted by federal law.

Householding.  In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Funds reasonably believe are from the same family or household.  If you would like to discontinue householding for your accounts, please call toll-free at 888-898-2780 to request individual copies of these documents.  Once the Funds receive notice to stop householding, the Funds will begin sending individual copies 30 days after receiving your request.  This policy does not apply to account statements.

Lost Shareholders, Inactive Accounts and Unclaimed Property.  It is important that the Funds maintains a correct address for each shareholder.  An incorrect address may cause a shareholder’s account statements and other mailings to be returned to the Funds.  Based upon statutory requirements for returned mail, the Funds will attempt to locate the shareholder or rightful owner of the account.  If the Funds are unable to locate the shareholder, then they will determine whether the shareholder’s account can legally be considered abandoned.  Your mutual fund account may be transferred to the state government of your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws.  The Funds are legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements.  The shareholder’s last known address of record determines which state has jurisdiction.  Please proactively contact the Transfer Agent toll-free at 888-898-2780 at least annually to ensure your account remains in active status.

If you are a resident of the state of Texas, you may designate a representative to receive notifications that, due to inactivity, your mutual fund account assets may be delivered to the Texas Comptroller.  Please contact the Transfer Agent if you wish to complete a Texas Designation of Representative form.

IRA Accounts.  IRA accounts will be charged a $15 annual maintenance fee.

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Distribution of Fund Shares

The Distributor

The Trust has entered into a Distribution Agreement (the “Distribution Agreement”) with Quasar Distributors, LLC (the “Distributor”) located at 777 East Wisconsin Avenue, 6th Floor, Milwaukee, Wisconsin 53202, pursuant to which the Distributor acts as the Fund’s principal underwriter, provides certain administration services and promotes and arranges for the sale of the Fund’s shares.  The offering of the Fund’s shares is continuous, and the Distributor distributes the Fund’s shares on a best efforts basis.  The Distributor is not obligated to sell any certain number of shares of the Fund.  The Distributor, and the Fund’s administrator and custodian, are affiliated companies.  The Distributor is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc.

Payments to Financial Intermediaries

The Funds may pay fees to intermediaries, such as banks, broker-dealers, financial advisors or other financial institutions, including affiliates of the Adviser, for recordkeeping, sub-administration, sub-accounting, sub-transfer agency and other shareholder services (collectively, “sub-TA services”) associated with shareholders whose shares are held of record in omnibus and networked accounts, other group accounts or accounts traded through registered securities clearing agents in lieu of the transfer agent providing such services.

The Adviser, out of its own resources and legitimate profits and without additional cost to the Funds or their shareholders, may provide additional cash payments to certain intermediaries.  These payments, sometimes referred to as revenue sharing, are in addition to Rule 12b-1 fees, shareholder servicing plan fees and sub-TA fees paid by the Funds, if any.  Revenue sharing payments may be made to intermediaries for sub-TA services or distribution-related services, such as marketing support; access to third party platforms; access to sales meetings, sales representatives and management representatives of the intermediary; and inclusion of the Funds on a sales list, including a preferred or select sales list, and in other sales programs.  The Adviser may also pay cash compensation in the form of finder’s fees that vary depending on the dollar amount of the shares sold.  From time to time, and in accordance with applicable rules and regulations, the Adviser may also provide non-cash compensation to representatives of various intermediaries who sell Fund shares or provide services to Fund shareholders.

Distributions and Taxes

Distributions

The Funds will make distributions of net investment income and net capital gain, if any, at least annually, typically during the month of December.  The Funds may make additional distributions if deemed to be desirable at another time during the year.

All distributions will be reinvested in additional Fund shares unless you choose one of the following options: (1) receive distributions of net capital gain in cash, while reinvesting net investment income distributions in additional Fund shares; (2) receive all distributions in cash; or (3) reinvest net capital gain distributions in additional Fund shares, while receiving distributions of net investment income in cash.

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If you wish to change your distribution option, write to or call the Transfer Agent in advance of the payment date of the distribution.  However, any such change will be effective only as to distributions for which the record date is five or more calendar days after the Transfer Agent has received the request.

If you elect to receive distributions in cash and the U.S. Postal Service is unable to deliver your check, or if a check remains uncashed for six months, the Funds reserve the right to reinvest the distribution check in your account at a Fund’s then-current NAV per share and to reinvest all subsequent distributions.

Federal Income Tax Consequences

Changes in income tax laws, potentially with retroactive effect, could impact the Funds’ investments or the tax consequences to you of investing in the Funds.  Some of the changes could affect the timing, amount and tax treatment of Fund distributions made to shareholders.  Please consult your tax advisor before investing.

Distributions of the Funds’ investment company taxable income (which includes, but is not limited to, interest, dividends, net short-term capital gain and net gain from foreign currency transactions), if any, are generally taxable to the Funds’ shareholders as ordinary income.  For a non-corporate shareholder, to the extent that the Funds’ distributions of investment company taxable income are attributable to and reported as “qualified dividend” income, such income may be subject to tax at the reduced federal income tax rates applicable to long-term capital gain, if certain holding period requirements have been satisfied by the shareholder.  For a corporate shareholder, a portion of the Funds’ distributions of investment company taxable income may qualify for the intercorporate dividends-received deduction to the extent the Funds receive dividends directly or indirectly from U.S. corporations, reports the amount distributed as eligible for the deduction and the corporate shareholder meets certain holding period requirements with respect to its shares.  To the extent that the Funds’ distributions of investment company taxable income are attributable to net short-term capital gain, such distributions will be treated as ordinary income and cannot be offset by a shareholder’s capital losses from other investments.

Distributions of the Funds’ net capital gain (net long-term capital gain less net short-term capital loss) are generally taxable as long-term capital gain regardless of the length of time that a shareholder has owned Fund shares.  Distributions of net capital gain are not eligible for qualified dividend income treatment or the dividends-received deduction referred to in the previous paragraph.

You will be taxed in the same manner whether you receive your distributions (of investment company taxable income or net capital gain) in cash or reinvest them in additional Fund shares.  Distributions are generally taxable when received.  However, distributions declared in October, November or December to shareholders of record and paid the following January are taxable as if received on December 31.

In addition to the federal income tax, certain individuals, trusts and estates may be subject to a Net Investment Income (“NII”) tax of 3.8%.  The NII tax is imposed on the lesser of: (i) a taxpayer’s investment income, net of deductions properly allocable to such income, or (ii) the amount by which such taxpayer’s modified adjusted gross income exceeds certain thresholds ($250,000 for married individuals filing jointly, $200,000 for unmarried individuals, and $125,000 for married individuals filing separately).  The Funds’ distributions are includable in a shareholder’s investment income for purposes of this NII tax.  In addition, any capital gain realized by a shareholder upon a sale or redemption of Fund shares is includable in such shareholder’s investment income for purposes of this NII tax.

Shareholders who sell or redeem shares generally will have a capital gain or loss from the sale or redemption.  The amount of the gain or loss and the applicable rate of federal income tax will depend generally upon the amount paid for the shares, the amount received from the sale or redemption (including redemptions in-kind) and how long the shares were held by a shareholder.  Gain or loss realized upon a sale or redemption of Fund shares will generally be treated as a long-term capital gain or loss if the shares have been held for more than one year and, if held for one year or less, as a short-term capital gain or loss.  Any loss arising from the sale or redemption of shares held for six months or less, however, is treated as a long-term capital loss to the extent of any distributions of net capital gain received or deemed to be received with respect to such shares.  In determining the holding period of such shares for this purpose, any period during which your risk of loss is offset by means of options, short sales or similar transactions is not counted.  If you purchase Fund shares (through reinvestment of distributions or otherwise) within 30 days before or after selling or redeeming other Fund shares at a loss, all or part of that loss will not be deductible and will instead increase the basis of the new shares.

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If more than 50% of the value of the Funds’ total assets at the close of its taxable year consists of stock and securities in foreign corporations, the Funds will be eligible to, and may, file an election with the Internal Revenue Service (the “IRS”) that would enable the Funds’ shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any income taxes paid by the Funds to foreign countries and U.S. possessions.  Please see the SAI for additional information regarding the foreign tax credit.

The Funds are required to report to certain shareholders and the IRS the cost basis of Fund shares acquired on or after January 1, 2012 when such shareholders subsequently sell or redeem those shares.  The Funds will determine cost basis using the average cost method unless you elect in writing (and not over the telephone) any alternate IRS-approved cost basis method.  Please see the SAI for more information regarding cost basis reporting.

The federal income tax status of all distributions made by the Funds for the preceding year will be annually reported to shareholders.  Distributions made by the Funds may also be subject to state and local taxes.  Additional tax information may be found in the SAI.

This section is not intended to be a full discussion of federal income tax laws and the effect of such laws on you.  There may be other federal, state, foreign or local tax considerations applicable to a particular investor.  You are urged to consult your own tax adviser.

Financial Highlights

The following financial highlights table shows the Low Duration High Yield Fund’s financial performance information for the Fund’s Institutional Class shares from February 1, 2018 (commencement of operations) to the fiscal period ended September 30, 2018; and the Long/Short Credit Fund’s financial performance information for the Fund’s Institutional Class shares for the fiscal period ended September 30, 2018 and the fiscal years ended February 28, 2018, February 28, 2017 and February 29, 2016.  Certain information reflects financial results for a single share of a Fund.  The total return in the table represents the rate that you would have earned or lost on an investment in a Fund (assuming you reinvested all distributions).  This information has been audited by Cohen & Company, Ltd., the independent registered public accounting firm of the Funds, whose report, along with the Funds’ financial statements, are included in the Funds’ 2018 Annual Report to Shareholders, which is available upon request.

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CrossingBridge Low Duration High Yield Fund – Institutional Class Shares

Per Share Data for a Share Outstanding Throughout the Period

Fiscal Period Ended
September 30, 2018(1)
Net Asset Value, Beginning of Period	$10.00

Income from investment operations:
Net investment income(2)	0.17
Net realized and unrealized gain on investments(3)	0.02
Total from investment operations	0.19

Less distributions paid:
From net investment income	(0.13)
Total distributions paid	(0.13)

Net Asset Value, End of Period	$10.06

Total Return(4)(5)	1.95%

Supplemental Data and Ratios:
Net assets, end of peiod (000’s)	$45,827

Ratio of expenses to average net assets:
Before waivers and reimbursements of expenses(6)	1.90%
After waivers and reimbursements of expenses(6)	1.00%
Ratio of net investment income to average net assets:
Before waivers and reimbursements of expenses(6)	1.64%
After waivers and reimbursements of expenses(6)	2.54%
Portfolio turnover rate(5)	76.70%

(1)	The Fund became effective on January 8, 2018, and commenced investment operations on February 1, 2018.
(2)	Per share net investment income was calculated using average shares outstanding.
(3)	Realized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period.
(4)	Total return in the table represents the rate that an investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(5)	Not annualized for periods less than one year.
(6)	Annualized for periods less than one year.

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CrossingBridge Long/Short Credit Fund – Institutional Class Shares

Per Share Data for a Share Outstanding Throughout Each Period

	Period Ended	Year Ended
	September 30, 2018(1)	February 28, 2018	February 28, 2017	February 29, 2016(2)
Net Asset Value, Beginning of Period	$9.77	$9.99	$9.54	$10.00

Income from investment operations:
Net investment income(3)	0.12	0.26	0.39	0.34
Net realized and unrealized gain (loss) on investments(4)	(0.07)	(0.20)	0.41	(0.55)
Total from investment operations	0.05	0.06	0.80	(0.21)

Less distributions paid:
From net investment income	(0.14)	(0.28)	(0.33)	(0.22)
From net realized gain on investments	—	—	(0.02)	(0.03)
Total distributions paid	(0.14)	(0.28)	(0.35)	(0.25)

Net Asset Value, End of Period	$9.68	$9.77	$9.99	$9.54

Total Return(5)(6)	0.56%	0.64%	8.42%	(2.13)%

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$92,469	$107,218	$77,183	$7,005

Ratio of expenses to average net assets:
Before waivers and reimbursements of expenses(7)(8)(9)	2.47%	2.18%	2.34%	5.94%
After waivers and reimbursements of expenses(7)(8)(9)	2.13%(12)	1.88%(11)	1.52%	2.00%(10)
Ratio of net investment income (loss) to average net assets:
Before waivers and reimbursements of expenses(7)(8)(13)	1.78%	2.39%	3.06%	(0.47)%
After waivers and reimbursements of expenses(7)(8)(13)	2.12%	2.69%	3.88%	3.47%
Portfolio turnover rate(6)(14)	48.00%	116.33%	87.15%	93.12%

(1)	The CrossingBridge Long/Short Credit Fund changed its fiscal year end from February 28th to September 30th. The current period represents activity from March 1, 2018 through September 30, 2018.
(2)	The Fund’s inception date was February 27, 2015 and commenced investment operations on March 1, 2015.
(3)	Per share net investment income was calculated using average shares outstanding.
(4)	Realized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period.
(5)	Total return in the table represents the rate that an investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(6)	Not annualized for periods less than one year.
(7)	Annualized for periods less than one year.
(8)
The before waivers and reimbursements of expenses excluding dividends, amortization and interest expense on short positions are 1.73%, 1.75%, 2.27%, and 5.84% for the fiscal period ended September 30, 2018, and the years ended February 28, 2018, February 28, 2017, and February 29, 2016, respectively.

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(9)
The after waivers and reimbursements of expenses excluding dividends, amortization and interest expense on short positions are 1.39%, 1.45%, 1.45%, and 1.90% for the fiscal period ended September 30, 2018, and the years ended February 28, 2018, February 28, 2017, and February 29, 2016, respectively.

(10)	Effective January 28, 2016, the expense cap was decreased from 1.95% to 1.45%, including shareholder servicing fees of 0.10%.
(11)	Effective June 28, 2017, the expense cap for Institutional shares was revised from 1.45% to 1.35%, excluding shareholder servicing fees of 0.10%.
(12)	Effective May 7, 2018, the expense cap was decreased from 1.35% to 1.25%, excluding shareholder servicing fees of 0.10%.
(13)	The net investment income/(loss) ratios include dividends, amortization and interest expense on short positions.
(14)	Consists of long-term investments only; excludes securities sold short.

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PRIVACY NOTICE

The Funds collect non-public personal information about you from the following sources:

•	information we receive about you on applications or other forms;
•	information you give us orally; and/or
•	information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of a Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary governs how your non-public personal information is shared with unaffiliated third parties.

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Investment Adviser
CrossingBridge Advisors, LLC
427 Bedford Road, Suite 230
Pleasantville, NY 10570

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

Legal Counsel
Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, WI 53202

Custodian
U.S. Bank, N.A.
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, WI 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

Distributor
Quasar Distributors, LLC
777 East Wisconsin Avenue, 6th Floor
Milwaukee, WI 53202

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CrossingBridge Low Duration High Yield Fund
CrossingBridge Long/Short Credit Fund
Each a series of Trust for Professional Managers

FOR MORE INFORMATION

You can find more information about the Funds in the following documents:

Statement of Additional Information
The SAI provides additional details about the investments and techniques of the Funds and certain other additional information.  A current SAI is on file with the SEC and is incorporated into this Prospectus by reference.  This means that the SAI is legally considered a part of this Prospectus even though it is not physically within this Prospectus.

Annual and Semi-Annual Reports
The Funds’ annual and semi-annual reports provide the most recent financial reports and portfolio holdings.  The annual reports contain a discussion of the market conditions and investment strategies that affected the Funds’ performance during the Funds’ prior fiscal year.

You can obtain a free copy of these documents, request other information, or make general inquiries about the Funds by calling the Funds (toll-free) at 888-898-2780, by visiting the Funds’ website at www.crossingbridgefunds.com or by writing to:

CrossingBridge Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

Reports and other information about the Fund are also available:

•	free of charge from the SEC’s EDGAR database on the SEC’s Internet website at http://www.sec.gov; or
•	for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

(The Trust’s SEC Investment Company Act of 1940 file number is 811‑10401)

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CrossingBridge Low Duration High Yield Fund
Institutional Class Shares (Trading Symbol: CBLDX)
Investor Class Shares (Trading Symbol: CBLVX) (not currently offered)

CrossingBridge Long/Short Credit Fund
Institutional Class Shares (Trading Symbol: CCLIX)
Class A Shares (Trading Symbol: CLCAX) (not currently offered)

Statement of Additional Information

January 28, 2019

This Statement of Additional Information (“SAI”) provides general information about the CrossingBridge Low Duration High Yield Fund (the “Low Duration High Yield Fund”) and the CrossingBridge Long/Short Credit Fund (the “Long/Short Credit Fund”) (together, the “Funds”), each a series of Trust for Professional Managers (the “Trust”).  This SAI is not a prospectus and should be read in conjunction with the Funds’ current prospectus dated January 28, 2019 (the “Prospectus”), as supplemented and amended from time to time, which is incorporated herein by reference.  The audited financial statements of the Funds for the fiscal period ended September 30, 2018 are incorporated herein by reference from the Funds’ 2018 annual report to shareholders.  To obtain a copy of the Prospectus and/or the Funds’ 2018 Annual Shareholder Report, free of charge, please write or call the Funds at the address or toll-free telephone number below, or visit the Funds’ website at www.crossingbridgefunds.com.

CrossingBridge Funds
c/o U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, Wisconsin 53201-0701
888-898-2780

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The Trust
The Trust is a Delaware statutory trust organized on May 29, 2001, and is registered with the Securities and Exchange Commission (“SEC”) as an open-end management investment company.  Each Fund is one series, or mutual fund, formed by the Trust.  The Low Duration High Yield Fund is a diversified series and has its own investment objective and policies.  The Long/Short Credit Fund is a non-diversified series and has its own investment objective and policies.  Prior to February 1, 2018, the Long/Short Credit Fund was named the “Collins Long/Short Credit Fund.”  As of the date of this SAI, shares of twenty-six other series of the Trust are offered in separate prospectuses and SAIs.  The Trust may start additional series and offer shares of a new fund or share class under the Trust at any time.

The Trust is authorized to issue an unlimited number of interests (or shares).  Interests in the Funds are represented by shares of beneficial interest each with a par value of $0.001.  Each share of the Trust has equal voting rights and liquidation rights, and is voted in the aggregate and not by the series or class of shares, except in matters where a separate vote is required by the Investment Company Act of 1940, as amended (the “1940 Act”), or when the matters affect only the interest of a particular series or class of shares.  When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each full share owned and fractional votes for fractional shares owned.  Shares of each series or class generally vote together, except when required under federal securities laws to vote separately on matters that only affect a particular class.  The Trust does not normally hold annual meetings of shareholders.  The Trust’s Board of Trustees (the “Board” or the “Board of Trustees”) shall promptly call and give notice of a meeting of shareholders for the purpose of voting upon removal of any trustee when requested to do so in writing by shareholders holding 10% or more of the Trust’s outstanding shares.
With respect to the Funds, the Trust may offer more than one class of shares.  Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class.  Each Fund currently has two classes of shares.  The Low Duration High Yield Fund offers Institutional Class and Investor Class shares and the Long/Short Credit Fund offers Institutional Class and Class A shares.  However, the Low Duration High Yield Fund does not currently offer the Investor Class shares for sale and the Long/Short Credit Fund does not currently offer Class A shares for sale.  The Trust, on behalf of the Funds, has adopted a multiple class plan pursuant to Rule 18f-3 under the 1940 Act, detailing the attributes of each class of the Funds.

Each share of a Fund represents an equal proportionate interest in the assets and liabilities belonging to that Fund and is entitled to such distributions out of the income belonging to the Funds as are declared by the Board of Trustees.  The Board of Trustees has the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interests in the assets belonging to that series and the rights of shares of any other series are in no way affected.  Additionally, in case of any liquidation of a series, the holders of shares of the series being liquidated are entitled to receive a distribution out of the assets, net of the liabilities, belonging to that series.  Expenses attributable to any series or class are borne by that series or class.  Any general expenses of the Trust not readily identifiable as belonging to a particular series or class are allocated by, or under the direction of, the Board of Trustees on the basis of relative net assets, the number of shareholders or another equitable method.  No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

The assets of a Fund received for the issue or sale of its shares, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, shall constitute the underlying assets of a Fund.  In the event of the dissolution or liquidation of a Fund, the holders of shares of that Fund are entitled to share pro rata in the net assets of that Fund available for distribution to shareholders.

CrossingBridge Advisors, LLC (the “Adviser” or “CrossingBridge”) serves as the investment adviser for the Funds.

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Investment Policies, Strategies and Associated Risks

Investment Objective
The Low Duration High Yield Fund seeks high current income and capital appreciation consistent with the preservation of capital.  The Long/Short Credit Fund seeks absolute total returns over a complete market cycle.  The investment objective may be changed without the approval of the Funds’ shareholders upon 60 days’ prior written notice to shareholders.  However, a Fund will not make any change in its investment policy of investing at least 80% of net assets in investments suggested by the Fund’s name without first changing the Fund’s name and providing shareholders with at least 60 days’ prior written notice.

Diversification
The Low Duration High Yield Fund is diversified under applicable federal securities laws.  This means that as to 75% of its total assets (1) no more than 5% may be invested in the securities of a single issuer, and (2) it may not hold more than 10% of the outstanding voting securities of a single issuer.  However, the diversification of a mutual fund’s holdings is measured at the time the fund purchases a security and if the Fund purchases a security and holds it for a period of time, the security may become a larger percentage of the Fund’s total assets due to movements in the financial markets.  If the market affects several securities held by the Fund, the Fund may have a greater percentage of its assets invested in securities of fewer issuers.  Accordingly, the Fund is subject to the risk that its performance may be hurt disproportionately by the poor performance of relatively few securities despite qualifying as a diversified fund.

The Long/Short Credit Fund is non‑diversified.  Under applicable federal laws, the diversification of the Fund’s holdings is measured at the time the Fund purchases a security.  However, if the Fund purchases a security and holds it for a period of time, the security may become a larger percentage of the Fund’s total assets due to movements in the financial markets.  If the market affects several securities held by the Fund, the Fund may have a greater percentage of its assets invested in securities of fewer issuers.  Because the Fund is non‑diversified, the Fund is subject to the risk that its performance may be hurt disproportionately by the poor performance of relatively few securities.

General Market Risks
Global economies and financial markets are increasingly interconnected, which increases the probabilities that conditions in one country or region might adversely impact issues in a different country or region.  In some cases, the stock prices of individual companies have been negatively impacted even though there may be little or no apparent degradation in the financial condition or prospects of that company.  As a result of this volatility, many of the risks associated with an investment in the Funds may be increased.  Continuing market problems may have adverse effects on the Funds.

Investment Strategies and Related Risks
There is no assurance that the Funds will achieve their investment objectives.  The following discussion supplements the description of the Funds’ investment objective and principal investment strategies set forth in the Prospectus.  Except for the fundamental investment restrictions listed below (see “Investment Restrictions”), the Funds’ investment strategies and policies are not fundamental and may be changed by sole action of the Board of Trustees, without shareholder approval.  While the Funds are permitted to hold securities and engage in various strategies as described hereafter, they are not obligated to do so, except as otherwise provided in the Prospectus.  The Funds’ investment objectives and strategies may be changed without the approval of the Funds’ shareholders upon 60 days’ prior written notice to shareholders.

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Whenever an investment policy or investment restriction states a maximum percentage of a Fund’s assets that may be invested in any security, or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of a Fund’s acquisition or sale of such security or other asset.  Accordingly, except with respect to borrowing or illiquid securities, any subsequent change in values, net assets or other circumstances will not be considered when determining whether an investment complies with a Fund’s investment policies and investment restrictions set forth herein or in the Prospectus.  In addition, if a bankruptcy or other extraordinary event occurs concerning a particular investment by a Fund, that Fund may receive stock, real estate or other investments that the Fund would not, or could not, buy.  If this happens, that Fund will sell such investments as soon as practicable while trying to maximize the return to its shareholders.

Equity Securities
Equity securities represent ownership interests, or the rights to acquire ownership interests, in an issuer and include common stocks, preferred stocks, convertible securities, rights and warrants, with different types of equity securities providing different voting and dividend rights and priority if the issuer becomes bankrupt.  The value of equity securities varies in response to many factors, including the activities and financial condition of individual companies, the business market in which individual companies compete and general market and economic conditions.  Equity securities fluctuate in value, often based on factors unrelated to the value of the issuer of the securities, and such fluctuations can be significant.

Common Stocks.  Common stock represents a proportionate share of the ownership of a company and its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions.  In addition to the general risks set forth above, investments in common stocks are subject to the risk that in the event a company in which a Fund invests is liquidated, the holders of preferred stock and creditors of that company will be paid in full before any payments are made to a Fund as a holder of common stock.  It is possible that all assets of that company will be exhausted before any payments are made to a Fund.

Convertible Securities.  Convertible securities include fixed income securities that may be exchanged or converted into a predetermined number of shares of the issuer’s underlying common stock or other equity security at the option of the holder during a specified period.  Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of “usable” bonds and warrants or a combination of the features of several of these securities.  The investment characteristics of each convertible security vary widely, which allows convertible securities to be employed for a variety of investment strategies.  A Fund will exchange or convert convertible securities into shares of underlying common stock when, in the opinion of the Adviser, the investment characteristics of the underlying common stock or other equity security will assist a Fund in achieving its investment objectives.  A Fund may also elect to hold or trade convertible securities.  In selecting convertible securities, the Adviser evaluates the investment characteristics of the convertible security as a fixed income instrument, and the investment potential of the underlying equity security for capital appreciation.  In evaluating these matters with respect to a particular convertible security, the Adviser considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer’s profits, and the issuer’s management capability and practices.  Convertible securities are senior to common stock in an issuer’s capital structure, but are subordinated to any senior debt securities.  Consequently, the issuer’s convertible securities generally may be viewed as having more risk than its senior debt securities but less risk than its common stock.

Preferred Stocks.  Preferred stocks pay fixed or floating dividends to investors and have “preference” over common stock in the payment of dividends and the liquidation of an issuer’s assets. This means that an issuer must pay dividends on preferred stocks before paying any dividends on its common stock.  Some preferred stocks offer a fixed rate of return with no maturity date.  Because those preferred stocks never mature, they trade like long-term bonds, can be more volatile than other types of preferred stocks and may have heightened sensitivity to changes in interest rates.  Other preferred stocks have variable dividends, generally determined on a quarterly or other periodic basis, either according to a formula based upon a specified premium or discount to the yield on particular U.S. Treasury securities or based on an auction process involving bids submitted by holders and prospective purchasers of such securities.  Because preferred stocks represent an equity ownership interest in an issuer, their value usually will react more strongly than bonds and other debt instruments to actual or perceived changes in an issuer’s financial condition or prospects or to fluctuations in the equity markets.  Preferred stockholders usually have no voting rights or their voting rights are limited to certain extraordinary transactions or events.

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Rights and Warrants.  The Funds may invest in rights and warrants.  A right is a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock and it is issued at a predetermined price in proportion to the number of shares already owned.  Rights normally have a short life, usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the current market.  Warrants are options to purchase equity securities at a specific price for a specific period of time.  They do not represent ownership of the securities, but only the right to buy them.  Hence, warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them.  The value of warrants is derived solely from capital appreciation of the underlying equity securities.  Warrants differ from call options in that the underlying corporation issues warrants, whereas call options may be written by anyone.

An investment in rights and warrants may entail greater risks than certain other types of investments.  Generally, rights and warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer.  In addition, although their value is influenced by the value of the underlying security, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date.  Investing in rights and warrants increases the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities.

Large-Cap Companies.  To the extent a Fund invests in the equity securities of large-sized companies, it will be exposed to the risks of larger-sized companies.  Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors.  Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Small- and Medium-Sized Companies.  To the extent a Fund invests in the equity securities of small- and medium-sized companies, it will be exposed to the risks of smaller-sized companies.  Small- and medium-sized companies may have narrower markets for their goods and/or services and may have more limited managerial and financial resources than larger, more established companies.  Furthermore, such companies may have limited product lines, services, markets, or financial resources or may be dependent on a small management group.  In addition, because these stocks may not be well-known to the investing public, do not have significant institutional ownership or are typically followed by fewer security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies.  Adverse publicity and investor perceptions, whether or not based on fundamental analysis, can decrease the value and liquidity of securities held by a Fund.  As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund’s portfolio.

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Investment Companies and Exchange Traded Funds
The Funds may invest in shares of other investment companies, including money market mutual funds, other mutual funds or exchange traded funds (“ETFs”). A Fund’s investments in money market mutual funds may be used for cash management purposes and to maintain liquidity in order to satisfy redemption requests or pay unanticipated expenses.  The Funds limit their investments in securities issued by other investment companies in accordance with the 1940 Act.  With certain exceptions, Section 12(d)(1) of the 1940 Act precludes a Fund from acquiring (i) more than 3% of the total outstanding shares of another investment company; (ii) shares of another investment company having an aggregate value in excess of 5% of the value of the total assets of a Fund; or (iii) shares of another registered investment company and all other investment companies having an aggregate value in excess of 10% of the value of the total assets of a Fund (such limits do not apply to investments in money market funds).  However, Section 12(d)(1)(F) of the 1940 Act provides that the provisions of paragraph 12(d)(1) shall not apply to securities purchased or otherwise acquired by a Fund if: (i) immediately after such purchase or acquisition not more than 3% of the total outstanding shares of such investment company is owned by a Fund and all affiliated persons of a Fund; and (ii) a Fund has not offered or sold, and is not proposing to offer or sell its shares through a principal underwriter or otherwise at a public offering price that includes a sales load of more than 1 1/2%.  Rule 12d1-3 under the 1940 Act provides, however, that a Fund may rely on the Section 12(d)(1)(F) exemption and charge a sales load in excess of 1 1/2% provided the sales load and any service fee charged does not exceed limits set forth in applicable rules of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

If a Fund invests in investment companies, including ETFs, pursuant to Section 12(d)(1)(F), it must comply with the following voting restrictions: when that Fund exercises voting rights, by proxy or otherwise, with respect to investment companies owned by that Fund, that Fund will either seek instruction from the Fund’s shareholders with regard to the voting of all proxies and vote in accordance with such instructions, or vote the shares held by that Fund in the same proportion as the vote of all other holders of the securities of the investment company.  In addition, an investment company purchased by that Fund pursuant to Section 12(d)(1)(F) shall not be required to redeem its shares in an amount exceeding 1% of such investment company’s total outstanding shares in any period of less than thirty days.  To the extent a Fund is unable to redeem such shares within 7 days of a redemption request, the shares will be deemed illiquid and subject to the limitation that that Fund may not invest more than 15% of the value of its net assets, computed at the time of investment, in illiquid securities.  In addition to the advisory and operational fees a Fund bears directly in connection with its own operation, that Fund will also bear its pro rata portion of the advisory and operational expenses incurred indirectly through its investments in other investment companies.

Exchange-Traded Funds.  ETFs are open-end investment companies whose shares are listed on a national securities exchange.  An ETF is similar to a traditional mutual fund, but trades at different prices during the day on a security exchange like a stock.  Similar to investments in other investment companies discussed above, a Fund’s investments in ETFs will involve duplication of advisory fees and other expenses since that Fund will be investing in another investment company.  In addition, a Fund’s investment in ETFs is also subject to its limitations on investments in investment companies discussed above.  To the extent a Fund invests in ETFs which focus on a particular market segment or industry, that Fund will also be subject to the risks associated with investing in those sectors or industries.  To the extent a Fund invests in inverse ETFs, such investments are subject to the risk that their performance will decline as the value of their benchmark indices rises.  The shares of the ETFs in which a Fund will invest will be listed on a national securities exchange and that Fund will purchase or sell these shares on the secondary market at its current market price, which may be more or less than its net asset value (“NAV”) per share.

As a purchaser of ETF shares on the secondary market, a Fund will be subject to the market risk associated with owning any security whose value is based on market price.  ETF shares historically have tended to trade at or near their NAV, but there is no guarantee that they will continue to do so.  Unlike traditional mutual funds, shares of an ETF may be purchased and redeemed directly from the ETFs only in large blocks (typically 50,000 shares or more) and only through participating organizations that have entered into contractual agreements with the ETF.  The Funds do not expect to enter into such agreements and therefore will not be able to purchase and redeem its ETF shares directly from the ETF.

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Bonds, Debt and Fixed Income Investments
The Funds may invest in fixed income securities of U.S. and foreign issuers (including issuers located in emerging markets), and derivative instruments that are linked to fixed income securities (collectively, “Fixed Income Investments”).  These securities may pay fixed, variable, adjustable or floating rates of interest, and may include zero coupon obligations that do not pay interest until maturity.

The Funds may invest in investment grade and non-investment grade bonds, debt and fixed income obligations.  Investment grade debt securities have received a rating from a Nationally Recognized Statistical Rating Organization (“NRSRO”), like S&P Global Ratings (“S&P”) or Moody’s Investors Service, Inc. (“Moody’s”), in one of the four highest rating categories or, if not rated, have been determined by the Adviser to be of comparable quality to such rated securities.  Non-investment grade debt securities (typically called “junk bonds”) have received a rating from S&P or Moody’s of below investment grade, or have been given no rating and are determined by the Adviser to be of a quality below investment grade.  There are no limitations on the maturity or duration of debt securities that may be purchased by the Funds.  See Appendix A for descriptions of these rating categories.

Corporate Debt Securities.  Corporate debt securities are fixed income securities issued by businesses to finance their operations, although corporate debt instruments may also include bank loans to companies. Notes, bonds, debentures and commercial paper are the most common types of corporate debt securities, with the primary difference being their maturities and secured or unsecured status.  Commercial paper has the shortest term and is usually unsecured.

The broad category of corporate debt securities includes debt issued by domestic or foreign companies of all kinds, including those with small-, mid- and large-capitalizations.  Corporate debt may be rated investment grade or below investment grade and may carry variable or floating rates of interest.

Because of the wide range of types, and maturities, of corporate debt securities, as well as the range of creditworthiness of its issuers, corporate debt securities have widely varying potentials for return and risk profiles.  For example, commercial paper issued by a large established domestic corporation that is rated investment grade may have a modest return on principal, but carries relatively limited risk.  On the other hand, a long-term corporate note issued by a small foreign corporation from an emerging market country that has not been rated may have the potential for relatively large returns on principal, but carries a relatively high degree of risk.

Corporate debt securities carry both credit risk and interest rate risk.  Credit risk is the risk that the Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due.  Some corporate debt securities that are rated below investment grade are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.  The credit risk of a particular issuer’s debt security may vary based on its priority for repayment.  For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities.  This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities.  In addition, in the event of bankruptcy, holders of higher-ranking senior securities may receive amounts otherwise payable to the holders of more junior securities.  Interest rate risk is the risk that the value of certain corporate debt securities will tend to fall when interest rates rise.  In general, corporate debt securities with longer terms tend to fall more in value when interest rates rise than corporate debt securities with shorter terms.

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Unrated Debt Securities.  Unrated debt, while not necessarily lower in quality than rated securities, may not have as broad a market.  Because of the size and perceived demand for the issue, among other factors, certain issuers may decide not to pay the cost of getting a rating for their debt securities.  The creditworthiness of the issuer, as well as any financial institution or other party responsible for payments on the security, will be analyzed by the Adviser to determine whether to purchase unrated bonds for a Fund.

U.S. Government Obligations.  The Funds may invest in various types of U.S. Government obligations.  U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury.  Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the U.S. or may be backed solely by the issuing or guaranteeing agency or instrumentality itself.  In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned.  There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.  As a result, there is a risk that these entities will default on a financial obligation.  For instance, securities issued by the Government National Mortgage Association are supported by the full faith and credit of the U.S. Government.  Securities issued by the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”) are supported only by the discretionary authority of the U.S. Government.  In September 2008, at the direction of the U.S. Treasury, FNMA and FHLMC were placed into conservatorship under the Federal Housing Finance Agency, a newly created independent regulator.  The U.S. government also took steps to provide additional financial support to FNMA and FHLMC.  No assurance can be given that the U.S. Treasury initiatives with respect to FNMA and FHLMC will be successful.  Securities issued by the Student Loan Marketing Association are supported only by the credit of that agency.

Municipal Securities (Long/Short Credit Fund only).  The Funds may invest in municipal securities.  Municipal securities are debt obligations issued by or on behalf of states, territories and possessions of the United States, including the District of Columbia, and any political subdivisions or financing authority of any of these, the income from which is, in the opinion of qualified legal counsel, exempt from regular federal income tax.  However, it is not anticipated that the Fund will be eligible to distribute exempt-interest dividends to shareholders. Municipal securities are generally issued to finance public works such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, street and water and sewer works.  They are also issued to repay outstanding obligations, to raise funds for general operating expenses and to make loans to other public institutions and facilities. Municipal securities include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations.  The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.

The two principal classifications of municipal securities are “general obligation” and “revenue” bonds.  General obligation bonds are secured by the issuer’s pledge of its full faith and credit and taxing power for the payment of principal and interest.  Interest on and principal of revenue bonds, however, are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue.  Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority. Industrial development bonds are typically classified as revenue bonds.

The Long/Short Credit Fund’s investments may include, but are not limited to, the following types of municipal securities: industrial development bonds; municipal notes and bonds; serial notes and bonds sold with a series of maturity dates; tax anticipation notes and bonds sold to finance working capital needs of municipalities in anticipation of receiving taxes at a later date; bond anticipation notes sold in anticipation of the issuance of longer-term bonds in the future; pre-refunded municipal bonds refundable at a later date (payment of principal and interest on pre-refunded bonds are assured through the first call date by the deposit in escrow of U.S. government securities); and general obligation bonds secured by a municipality’s pledge of taxation.  There are no restrictions on the maturity of municipal securities in which the Fund may invest.  The Adviser will select municipal securities based upon their belief that those securities will produce current income consistent with prudent investment and the Fund’s investment objectives.

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The Fund may also purchase municipal securities with variable interest rates.  Variable interest rates are ordinarily stated as a percentage of the prime rate of a bank or some similar standard, such as the 91-day U.S. Treasury bill rate.  Variable interest rates are adjusted on a periodic basis (i.e., every 30 days). Many variable rate municipal securities are subject to payment of principal on demand, usually in not more than seven days.  If a variable rate municipal security does not have this demand feature, or the demand feature extends beyond seven days and the Adviser believe the security cannot be sold within seven days, the Adviser may consider the security to be illiquid.  Variable interest rates generally reduce changes in the market value of municipal securities from their original purchase prices.  Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable rate municipal securities than for fixed-income obligations.  Many municipal securities with variable interest rates are subject to repayment of principal (usually within seven days) on demand.  The terms of these variable rate demand instruments require payment of principal and accrued interest from the issuer of the municipal obligations, the issuer of the participation interests, or a guarantor of either issuer.

The financial institutions from which the Fund may purchase participation interests frequently provide, or secure from other financial institutions, irrevocable letters of credit or guarantees and give a Fund the right to demand payment on specified notice (normally within 30 days) from the issuer of the letter of credit or guarantee.  These financial institutions may charge certain fees in connection with their repurchase commitments, including a fee equal to the excess of the interest paid on the municipal securities over the negotiated yield at which the participation interests were purchased.  By purchasing participation interests, a Fund is buying a security meeting its quality requirements and is also receiving the tax-free benefits of the underlying securities.

Yields on municipal securities depend on a variety of factors, including: the general conditions of the money market and the taxable and municipal securities markets; the size of the particular offering; the maturity of the obligations; and the credit quality of the issue.  Any adverse economic conditions or developments affecting the states or municipalities could impact a Fund’s portfolio.

Money Market Instruments.  The Funds may invest in cash and money market securities.  The Funds may do so to “cover” investment techniques, when taking a temporary defensive position or to have assets available to pay expenses, satisfy redemption requests or take advantage of investment opportunities.  The money market securities in which a Fund invests may include U.S. Treasury Bills, commercial paper, and commercial paper master notes.

The Funds may invest in commercial paper or commercial paper master notes rated, at the time of purchase, A-1 or A-2 by Standard & Poor’s Corporation or Prime-1 or Prime 2 by Moody’s Investors Service, Inc.  Commercial paper master notes are demand instruments without a fixed maturity bearing interest at rates that are fixed to known lending rates and automatically adjusted when such lending rates change.

The Funds may also invest in securities issued by other investment companies that invest in high quality, short-term debt securities (namely, money market instruments).  In addition to the advisory fees and other expenses a Fund bears directly in connection with its own operations, as a shareholder of another investment company, that Fund would bear its pro rata portion of the other investment company’s advisory fees and other expenses, and such fees and other expenses will be borne indirectly by that Fund’s shareholders.

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High Yield and Other Securities and Loans
The Funds may invest in high yield, high risk, lower-rated debt securities, including convertible securities.  Investments in such securities are subject to greater credit risks than higher rated securities.  Debt securities rated below investment grade have greater risks of default than investment grade debt securities, including medium grade debt securities, and may in fact, be in default.  Issuers of “junk bonds” must offer higher yields to compensate for the greater risk of default on the payment of principal and interest.

The market for high yield securities is subject to substantial volatility.  For example, an economic downturn may have a more significant effect on high yield securities and their markets, as well as on the ability of securities issuers to repay principal and interest, than on higher-rated securities and their issuers.  Issuers of high yield securities may be of low creditworthiness and the high yield securities may be subordinated to the claims of senior lenders.  During periods of economic downturn or rising interest rates the issuers of high yield securities may have greater potential for insolvency and a higher incidence of high yield bond defaults may be experienced.

The prices of high yield securities have been found to be less sensitive to interest rate changes than higher-rated investments but are more sensitive to adverse economic changes or individual corporate developments because of their lower credit quality.  During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing.  If the issuer of a high yield convertible security owned by a Fund defaults, the Fund may incur additional expenses in seeking recovery.  Periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of high yield securities and a Fund’s NAV.  Yields on high yield securities will fluctuate over time.  Furthermore, in the case of high yield securities structured as zero coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes and thereby tend to be more volatile than market prices of securities which pay interest periodically and in cash.

The secondary market for high yield securities may at times become less liquid or respond to adverse publicity or investor perceptions making it more difficult for a Fund to value accurately high yield securities or dispose of them.  To the extent a Fund owns or may acquire illiquid or restricted high yield securities, these securities may involve special registration responsibilities, liabilities and costs, and liquidity difficulties and judgment will play a greater role in valuation because there is less reliable and objective data available.

Special tax considerations are associated with investing in high yield bonds structured as zero coupon or pay-in-kind securities.  A Fund will annually report the interest on these securities as income even though it receives no cash interest until the security’s maturity or payment date.  Further, a Fund must distribute substantially all of its income to its shareholders to qualify for pass through treatment under the tax law.  Accordingly, a Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash or may have to borrow to satisfy distribution requirements.

Credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield securities.  Since credit rating agencies may fail to timely change the credit ratings to reflect subsequent events the Adviser monitors the issuers of high yield convertible securities in the portfolio to determine if the issuers will have sufficient cash flow and profits to meet required principal and interest payments, and to attempt to assure the securities’ liquidity so a Fund can meet redemption requests.  To the extent that a Fund invests in high yield securities, the achievement of its investment objective may be more dependent, on the Adviser’s own credit analysis than is the case for higher quality bonds.  A Fund may retain a portfolio security whose rating has been changed.

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Distressed Securities.  Distressed investment strategies involve investing in the securities and loans of companies that are in weak financial condition, are experiencing poor operating results, need substantial capital investment, perhaps have a negative net worth, are experiencing special competitive or products obsolescence problems, or are involved in bankruptcy or reorganization proceedings.  These investments which involve loans, loan participations, bonds, notes, non-performing and sub-performing mortgage loans typically are unrated, lower-rated, in default or close to default.  The securities of highly leveraged companies or companies that have fallen into distress are often mispriced.  In an attempt to capture such mispricing, the Fund may take partially offsetting positions in the securities of the distressed issuer.  For example, the Fund may take partially offsetting positions in the securities of the distressed issuer.  This would involve the Fund purchasing a company’s senior debt securities, while selling short its subordinated debt and/or equity if the Adviser determines that the junior securities are significantly overvalued relative to the senior securities.

Inflation-Indexed Bonds.  The Fund may invest in inflation-indexed bonds, which are fixed-income securities whose value is periodically adjusted according to the rate of inflation.  Two structures are common.  The U.S. Treasury and some other issuers utilize a structure that accrues inflation into the principal value of the bond.  Most other issuers pay out the inflation accruals as part of a semiannual coupon.

Inflation-indexed securities issued by the U.S. Treasury have varying maturities and pay interest on a semi-annual basis equal to a fixed percentage of the inflation-adjusted principal amount.  If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced.  Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation.  However, the current market value of the bonds is not guaranteed and will fluctuate.  The Fund also may invest in other inflation-related bonds that may or may not provide a similar guarantee.  If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal amount.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates.  Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation.  Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds.  In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.  Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value.  If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers (“CPI-U”), which is calculated monthly by the U.S. Bureau of Labor Statistics.  The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy.  Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index calculated by that government.  There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services.  Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

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Zero-Coupon Securities (Low Duration High Yield Fund only).  The Fund may invest in zero-coupon bonds as part of its investment strategy, without limitation.  Zero-coupon securities make no periodic interest payments but are sold at a deep discount to their face value.  The buyer recognizes a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date.  The discount varies depending on the time remaining until maturity, as well as market interest rates, the liquidity of the security, and the issuer’s perceived credit quality.  If the issuer defaults, the holder may not receive any return on his or her investment.  Because zero-coupon securities bear no interest and compound semiannually at the rate fixed at the time of issuance, their value generally is more volatile than the value of other debt securities.  Since zero-coupon bondholders do not receive interest payments, when interest rates rise, zero-coupon securities fall more dramatically in value than bonds that pay interest on a current basis.  When interest rates fall, zero-coupon securities rise more rapidly in value because they reflect a fixed rate of return.  An investment in zero-coupon and delayed interest securities may cause the Fund to recognize income before receiving cash, and therefore the Fund may be required to make distributions to shareholders before the Fund receives any cash payments on its investment.  The Fund may have to accordingly dispose of its portfolio investments under disadvantageous circumstances in order to generate sufficient cash to satisfy the distribution requirements for maintaining its status as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).

Bank Loan Risk
The Funds’ investments in secured and unsecured participations in bank loans and assignments of such loans may create substantial risk.  In making investments in such loans, which banks or other financial intermediaries make to borrowers, the Funds will depend primarily upon the creditworthiness of the borrower for payment of principal and interest.  If the Funds do not receive scheduled interest or principal payments on such indebtedness, the Funds’ share price could be adversely affected.  The Funds may invest in loan participations that are rated by a NRSRO or are unrated, and may invest in loan participations of any credit quality, including “distressed” companies with respect to which there is a substantial risk of losing the entire amount invested.  In addition, certain bank loans in which the Funds may invest may have extended settlement periods or may be illiquid and, therefore, difficult to value and/or sell at a price that is beneficial to the Funds.

Variable-, Adjustable- and Floating-Rate Securities
Variable-rate securities provide for automatic establishment of a new interest rate at fixed intervals (e.g., daily, monthly, semi-annually, etc.).  Adjustments of interest rates of mortgages underlying adjustable rate mortgage-related securities (“ARMs”) usually are determined in accordance with a predetermined interest rate index and may be subject to certain limits.  Floating-rate securities generally provide for automatic adjustment of the interest rate whenever some specified interest rate index changes.  The interest rate on variable-, adjustable-, or floating-rate securities is ordinarily determined by reference to or is a percentage of a bank’s prime rate, the 90-day U.S. Treasury bill rate, the rate of return on commercial paper or bank certificates of deposit, an index of short-term interest rates or some other objective measure.

Variable-, adjustable- and floating-rate securities frequently include a demand feature entitling the holder to sell the securities to the issuer at par. In many cases, the demand feature can be exercised at any time on seven days’ notice; in other cases, the demand feature is exercisable at any time on 30 days’ notice or on similar notice at intervals of not more than one year. Some securities that do not have variable or floating interest rates may be accompanied by puts producing similar results and price characteristics.

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Variable-rate demand notes include master demand notes that are obligations that permit the Funds to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Funds, as lender, and the borrower.  The interest rates on these notes fluctuate from time to time.  The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days’ notice to the holders of such obligations. The interest rate on a floating-rate demand obligation is based on a known lending rate, such as a bank’s prime rate, and is adjusted automatically each time such rate is adjusted.  The interest rate on a variable-rate demand obligation is adjusted automatically at specified intervals.  Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks.  Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments will generally be traded.  There generally is not an established secondary market for these obligations, although they are redeemable at face value.  Accordingly, where the obligations are not secured by letters of credit or other credit support arrangements, the Funds’ right to redeem is dependent on the ability of the borrower to pay principal and interest on demand.

In addition, each variable-, adjustable- and floating-rate obligation must meet the credit quality requirements applicable to all the Funds’ investments at the time of purchase.  When determining whether such an obligation meets the Funds’ credit quality requirements, the Funds may look to the credit quality of the financial guarantor providing a letter of credit or other credit support arrangement.

Counterparty Credit Risk
The Funds will be subject to counterparty credit risk with respect to their use of swap contracts and other derivative and short sale transactions.  If a counterparty to a derivatives contract becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Funds may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding.  The Funds may obtain only a limited recovery or may obtain no recovery in such circumstances.  To partially mitigate this risk, the Adviser will seek to effect derivative transactions only with counterparties that it believes are creditworthy.  However, there is no assurance that a counterparty will remain creditworthy or solvent.

Risks of Potential Government Regulation of Derivatives
It is possible that additional government regulation of various types of derivative instruments, including futures, options, and swap agreements, may limit or prevent a Fund from using such instruments as part of its investment strategy, and could ultimately prevent that Fund from being able to achieve its investment objective.  It is impossible to fully predict the effects of past, present or future legislation and regulation in this area, but the effects could be substantial and adverse.  It is possible that legislative and regulatory activity could limit or restrict the ability of a Fund to use certain instruments as part of its investment strategy.  Limits or restrictions applicable to the counterparties with which the Funds engage in derivative transactions could also prevent the Funds from using certain instruments.

There is a possibility of future regulatory changes altering, perhaps to a material extent, the nature of an investment in a Fund or the ability of that Fund to continue to implement its investment strategies.  The futures, options, and swaps markets are subject to comprehensive statutes, regulations, and margin requirements.  In addition, the SEC, the Commodity Futures Trading Commission (the “CFTC”) and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the implementation or reduction of speculative position limits, the implementation of higher margin requirements, the establishment of daily price limits, and the suspension of trading.  The regulation of futures, options, and swaps transactions in the U.S. is a rapidly changing area of law and is subject to modification by government action.  In particular, the Dodd-Frank Act will change the way in which the U.S. financial system is supervised and regulated.  Title VII of the Dodd-Frank Act sets forth a new legislative framework for over-the-counter (“OTC”) derivatives, including financial instruments, such as swaps, in which a Fund may invest.  Title VII of the Dodd-Frank Act makes broad changes to the OTC derivatives markets, grants significant new authority to the SEC and the CFTC to regulate OTC derivatives and market participants, and requires clearing and exchange trading of many OTC derivative transactions.  The CFTC and the SEC finalized the definition of “swap” and “security-based swap.”  These definitions became effective October 12, 2012 and provide parameters around which contracts will be subject to further regulation under the Dodd-Frank Act.

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Provisions in the Dodd-Frank Act include new capital and margin requirements and the mandatory use of clearinghouse mechanisms for many OTC derivative transactions.  The CFTC, the SEC and other federal regulators have been tasked with developing the rules and regulations enacting the provisions of the Dodd-Frank Act.  Because there is a prescribed phase-in period during which most of the mandated rulemaking and regulations will be implemented, it is not possible at this time to gauge the exact nature and scope of the impact of the Dodd-Frank Act on a Fund.  However, it is expected that swap dealers, major market participants and swap counterparties will experience new and/or additional regulations, requirements, compliance burdens and associated costs.  The new law and the rules to be promulgated may negatively impact a Fund’s ability to meet its investment objective either through limits or requirements imposed on it or upon its counterparties.  In particular, any new position limits imposed on a Fund or its counterparties may impact that Fund’s ability to invest in futures, options, and swaps in a manner that efficiently meets its investment objective.  New requirements, even if not directly applicable to a Fund, including capital requirements and mandatory clearing, may increase the cost of the Fund’s investments and cost of doing business, which could adversely affect investors.

Options, Futures and Related Strategies

General.  The Funds may use certain options (both traded on an exchange and OTC), futures contracts (sometimes referred to as “futures”), options on futures contracts and swap agreements (collectively, “Financial Instruments”) as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of a Fund’s position, to create a synthetic money market position, for certain tax-related purposes and to effect closing transactions.

The use of Financial Instruments is subject to applicable regulations of the SEC, the several exchanges upon which they are traded and the CFTC.  In addition, a Fund’s ability to use Financial Instruments will be limited by tax considerations.  The Adviser currently operates the Funds in compliance with the requirements of Rule 4.5 under the Commodity Exchange Act (“CEA”).  As a result, the Funds are not deemed to be “commodity pools” under the CEA and will be limited in its ability to use futures and options on futures or commodities or engage in swap transactions for other than bona fide hedging purposes.  Provided the Funds operate within the limits of Rule 4.5 under the CEA, the Adviser will be excluded from the definition of a commodity pool operator (“CPO”) and is thus not required to be registered as a CPO under the CEA.  If the Funds were no longer able to claim the exclusion, the Funds, the Adviser, to the extent trading in commodity interests, would be subject to registration and regulation under the CEA.

To the extent the Adviser can no longer rely on the Rule 4.5 exclusion, the impact on the Funds of CFTC requirements is uncertain. CFTC-mandated disclosure, reporting and recordkeeping obligations would apply with respect to the Funds under the CFTC’s harmonization rules for CPOs adopted on August 13, 2013, which seeks to “harmonize” these obligations with overlapping SEC regulations.  The effects of these regulatory changes could reduce investment returns or limit a Fund’s ability to implement its investment strategy.  Investors in the Funds and their financial advisers should consider whether the Funds’ potential status as a “commodity pool” impacts their operations or status under the CEA in deciding whether to invest in the Funds.

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In addition to the instruments, strategies and risks described below and in the Prospectus, the Adviser may discover additional opportunities in connection with Financial Instruments and other similar or related techniques.  These new opportunities may become available as the Adviser develop new techniques, as regulatory authorities broaden the range of permitted transactions and as new Financial Instruments or other techniques are developed.  The Adviser may utilize these opportunities to the extent that they are consistent with the Funds’ investment objective and permitted by the Funds’ investment limitations and applicable regulatory authorities.

Special Risks.  The use of Financial Instruments involves special considerations and risks, certain of which are described below.  Risks pertaining to particular Financial Instruments are described in the sections that follow.

1.
Successful use of most Financial Instruments depends upon the Adviser’s ability to predict movements of the overall securities markets, which requires different skills than predicting changes in the prices of individual securities.  The ordinary spreads between prices in the cash and futures markets, due to the differences in the natures of those markets, are subject to distortion.  Due to the possibility of distortion, a correct forecast of stock market trends by the Adviser may still not result in a successful transaction.  The Adviser may be incorrect in their expectations as to the extent of market movements or the time span within which the movements take place, which, thus, may result in the strategy being unsuccessful.

2.
Options and futures prices can diverge from the prices of their underlying instruments.  Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument and the time remaining until expiration of the contract, which may not affect security prices the same way.  Imperfect or no correlation also may result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, and from imposition of daily price fluctuation limits or trading halts.

3.
As described below, the Funds might be required to maintain assets as “cover,” maintain segregated accounts or make margin payments when it takes positions in Financial Instruments involving obligations to third parties (e.g., Financial Instruments other than purchased options).  If the Funds were unable to close out their positions in such Financial Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured.  These requirements might impair a Fund’s ability to sell a portfolio security or make an investment when it would otherwise be favorable to do so or require that the Fund sell a portfolio security at a disadvantageous time.  A Fund’s ability to close out a position in a Financial Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction (the “counter-party”) to enter into a transaction closing out the position.  Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to the Funds.

Losses may arise due to unanticipated market price movements, lack of a liquid secondary market for any particular instrument at a particular time or due to losses from premiums paid by a Fund on options transactions.

Cover.  Transactions using Financial Instruments, other than purchased options, expose the Fund to an obligation to another party.  The Funds will not enter into any such transactions unless it owns either (1) an offsetting (“covered”) position in securities or other options or futures contracts or (2) cash and liquid assets with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above.  The Funds will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, set aside cash or liquid assets in an account with an approved custodian, in the prescribed amount as determined daily.

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Assets used as cover or held in an account cannot be sold while the position in the corresponding Financial Instrument is open, unless they are replaced with other appropriate assets.  As a result, the commitment of a large portion of a Fund’s assets to cover accounts could impede portfolio management or a Fund’s ability to meet redemption requests or other current obligations.

Options.  The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment and general market conditions.  Options that expire unexercised have no value.  Options currently are traded on the Chicago Board Options Exchange (“CBOE”), the NYSE Amex and other exchanges, as well as the OTC markets.

By buying a call option on a security, a Fund has the right, in return for the premium paid, to buy the security underlying the option at the exercise price.  By writing (selling) a call option and receiving a premium, a Fund becomes obligated during the term of the option to deliver securities underlying the option at the exercise price if the option is exercised.  By buying a put option, a Fund has the right, in return for the premium, to sell the security underlying the option at the exercise price.  By writing a put option, a Fund becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price.

Because options premiums paid or received by a Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

A Fund may effectively terminate its right or obligation under an option by entering into a closing transaction.  For example, a Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option.  This is known as a closing purchase transaction.  Conversely, a Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option.  This is known as a closing sale transaction.  Closing transactions permit a Fund to realize profits or limit losses on an option position prior to its exercise or expiration.

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Risks of Options on Commodities, Currencies and Securities.  Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction.  In contrast, OTC options are contracts between a Fund and its counter-party (usually a securities dealer or a bank) with no clearing organization guarantee.  Thus, when a Fund purchases an OTC option, it relies on the counter-party from whom it purchased the option to make or take delivery of the underlying investment upon exercise of the option.  Failure by the counter-party to do so would result in the loss of any premium paid by a Fund as well as the loss of any expected benefit of the transaction.

A Fund’s ability to establish and close out positions in exchange-traded options depends on the existence of a liquid market.  However, there can be no assurance that such a market will exist at any particular time.  Closing transactions can be made for OTC options only by negotiating directly with the counter-party or by a transaction in the secondary market if any such market exists.  There can be no assurance that a Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration.  In the event of insolvency of the counter-party, a Fund might be unable to close out an OTC option position at any time prior to its expiration.

If a Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit.  The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because that Fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

Options on Indices.  An index fluctuates with changes in the market values of the securities included in the index.  Options on indices give the holder the right to receive an amount of cash upon exercise of the option.  Receipt of this cash amount will depend upon the closing level of the index upon which the option is based being greater than (in the case of a call) or less than (in the case of put) the exercise price of the option.  Some stock index options are based on a broad market index such as the S&P 500® Index, the NYSE Composite Index or the NYSE Arca Index or on a narrower index such as the Philadelphia Stock Exchange Over-the-Counter Index.

Each of the exchanges has established limitations governing the maximum number of call or put options on the same index that may be bought or written by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written on one or more accounts or through one or more brokers).  Under these limitations, option positions of all investment companies advised by the Adviser are combined for purposes of these limits.  Pursuant to these limitations, an exchange may order the liquidation of positions and may impose other sanctions or restrictions.  These position limits may restrict the number of listed options that a Fund may buy or sell.

Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question rather than on price movements in individual securities or futures contracts.  When a Fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from that Fund an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call.  The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (“multiplier”), which determines the total value for each point of such difference.  When a Fund buys a call on an index, it pays a premium and has the same rights to such call as are indicated above.  When a Fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon that Fund’s exercise of the put, to deliver to that Fund an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls.  When a Fund writes a put on an index, it receives a premium and the purchaser of the put has the right, prior to the expiration date, to require that Fund to deliver to it an amount of cash equal to the difference between the closing level of the index and the exercise price times the multiplier if the closing level is less than the exercise price.

Risks of Options on Indices.  If a Fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change.  If such a change causes the exercised option to fall out-of-the-money, a Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

OTC Options.  Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract.  While this type of arrangement allows a Fund great flexibility to tailor the option to its needs, OTC options generally involve greater risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

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Futures Contracts and Options on Futures Contracts.  A futures contract obligates the seller to deliver (and the purchaser to take delivery of) the specified security on the expiration date of the contract.  An index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific index at the close of the last trading day of the contract and the price at which the agreement is made.  No physical delivery of the underlying securities in the index is made.

When a Fund writes an option on a futures contract, it becomes obligated, in return for the premium paid, to assume a position in the futures contract at a specified exercise price at any time during the term of the option.  If a Fund writes a call, it assumes a short futures position.  If it writes a put, it assumes a long futures position.  When a Fund purchases an option on a futures contract, it acquires the right in return for the premium it pays to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put).

Whether a Fund realizes a gain or loss from futures activities depends upon movements in the underlying security or index.  The extent of a Fund’s loss from an unhedged short position in futures contracts or from writing unhedged call options on futures contracts is potentially unlimited.  A Fund only purchases and sells futures contracts and options on futures contracts that are traded on a U.S. exchange or board of trade.

No price is paid upon entering into a futures contract.  Instead, at the inception of a futures contract a Fund is required to deposit “initial margin” in an amount generally equal to 10% or less of the contract value.  Margin also must be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules.  Unlike margin in securities transactions, initial margin does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to a Fund at the termination of the transaction if all contractual obligations have been satisfied.  Under certain circumstances, such as periods of high volatility, a Fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

Subsequent “variation margin” payments are made to and from the futures commission merchant daily as the value of the futures position varies, a process known as “marking-to-market.”  Variation margin does not involve borrowing, but rather represents a daily settlement of a Fund’s obligations to or from a futures commission merchant.  When a Fund purchases an option on a futures contract, the premium paid plus transaction costs is all that is at risk.  In contrast, when a Fund purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements.  If a Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

Purchasers and sellers of futures contracts and options on futures can enter into offsetting closing transactions, similar to closing transactions in options, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold.  Positions in futures and options on futures contracts may be closed only on an exchange or board of trade that provides a secondary market.  However, there can be no assurance that a liquid secondary market will exist for a particular contract at a particular time.  In such event, it may not be possible to close a futures contract or options position.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or an option on a futures contract can vary from the previous day’s settlement price.  Once that limit is reached, no trades may be made that day at a price beyond the limit.  Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

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If a Fund were unable to liquidate a futures contract or an option on a futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses.  A Fund would continue to be subject to market risk with respect to the position.  In addition, except in the case of purchased options, a Fund would continue to be required to make daily variation margin payments and might be required to maintain cash or liquid assets in an account.

Risks of Futures Contracts and Options Thereon.  The ordinary spreads between prices in the cash and futures markets (including the options on futures markets), due to differences in the natures of those markets, are subject to the following factors, which may create distortions.  First, all participants in the futures market are subject to margin deposit and maintenance requirements.  Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationships between the cash and futures markets.  Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery.  To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion.  Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market.  Therefore, increased participation by speculators in the futures market may cause temporary price distortions.

Combined Positions.  A Fund may purchase and write options in combination with each other.  For example, a Fund may purchase a put option and write a call option on the same underlying instrument in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract.  Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase.  Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

Swap Agreements
The Funds may enter into swap agreements.  Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments.  The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index.

Typically swap agreements entered into by the Funds calculate the obligations of the parties to the agreement on a “net basis.”  Consequently, the Funds’ current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”).  Payments may be made at the conclusion of a swap agreement or periodically during its term.

Swap agreements do not involve the delivery of securities or other underlying assets.  Accordingly, if a swap is entered into on a net basis, if the other party to a swap agreement defaults, the Funds’ risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any.

The net amount of the excess, if any, of the Funds’ obligations over its entitlements with respect to a swap agreement entered into on a net basis will be accrued daily and an amount of cash or liquid asset having an aggregate NAV at least equal to the accrued excess will be maintained in an account with the Funds’ custodian that satisfies the 1940 Act.  The Funds will also establish and maintain such accounts with respect to its total obligations under any swaps that are not entered into on a net basis.  Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of the Funds’ investment restriction concerning senior securities.

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Because they are two-party contracts and may have terms of greater than seven days, swap agreements may be considered to be illiquid for the Funds’ illiquid investment limitations.  The Funds will not enter into any swap agreement unless the Adviser believes that the other party to the transaction is creditworthy.  The Funds bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

The Funds may enter into a swap agreement in circumstances where the Adviser believes that it may be more cost effective or practical than buying the underlying securities or a futures contract or an option on such securities.  The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer.  The counterparty will generally agree to pay the Funds the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks represented in the index, plus the dividends that would have been received on those stocks.  The Funds will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks.  Therefore, the return to the Funds on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Funds on the notional amount.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation.  As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments that are traded in the OTC market.  The Adviser, under the supervision of the Board, is responsible for determining and monitoring the liquidity of Fund transactions in swap agreements.

The use of equity swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

Credit Default Swaps
The Funds may enter into credit default swap agreements.  The credit default swap agreement may have as a reference obligation one or more securities that are not currently held by the Funds.  The buyer in a credit default swap agreement is obligated to pay the seller a periodic fee, typically expressed in basis points on the principal amount of the underlying obligation (the “notional” amount), over the term of the agreement in return for a contingent payment upon the occurrence of a credit event with respect to the underlying reference obligation.  A credit event is typically a default, restructuring or bankruptcy.

The Funds may be either the buyer or seller in the transaction.  As a seller, the Funds receive a fixed rate of income throughout the term of the agreement, which typically is between one month and five years, provided that no credit event occurs.  If a credit event occurs, the Funds typically must pay the contingent payment to the buyer, which is typically the par value (full notional value) of the reference obligation.  The contingent payment may be a cash settlement or by physical delivery of the reference obligation in return for payment of the face amount of the obligation.  If a Fund is a buyer and no credit event occurs, that Fund may lose its investment and recover nothing. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value.

Credit default swaps may involve greater risks than if the Funds had invested in the reference obligation directly.  Credit default swaps are subject to general market risk, liquidity risk and credit risk.  If a Fund is a buyer in a credit default swap agreement and no credit event occurs, then it will lose its investment.  In addition, the value of the reference obligation received by a Fund as a seller if a credit event occurs, coupled with the periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to that Fund.

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The Funds may also invest in credit default swap index products and in options on credit default swap index products.  The individual credits underlying these credit default swap indices may be rated investment grade or non-investment grade.  These instruments are designed to track representative segments of the credit default swap market and provide investors with exposure to specific “baskets” of issuers of bonds or loans.  Such investments are subject to liquidity risks as well as other risks associated with investments in credit default swaps discussed above.  The Funds reserve the right to invest in similar instruments that may become available in the future.

Exchange Traded Notes (“ETNs”)
An ETN is a type of unsecured, unsubordinated debt security that differs from other types of bonds and notes because ETN returns are typically based upon the performance of a market index.  ETNs are publically traded on a U.S. securities exchange.  An ETN incurs certain expenses not incurred by its applicable index, and an investment in an ETN will bear its proportionate share of any fees and expenses borne by the ETN. The market value of an ETN share may differ from its NAV; the share may trade at a premium or discount to its NAV, which may be due to, among other things, differences in the supply and demand in the market for the share.  Although an ETN is a debt security, it is unlike a typical bond, in that there are no periodic interest payments and principal is not protected.  ETNs are subject to credit risk and the value of the ETN may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged.

Foreign Investments and Currencies
The Funds may make investments in securities of non-U.S. issuers (“foreign securities”), including U.S. dollar-denominated securities, foreign securities and securities of companies incorporated outside the U.S.

Risks of Investing in Foreign Securities.  Investments in foreign securities involve certain inherent risks, including the following:

Political and Economic Factors.  Individual foreign economies of certain countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position.  The internal politics of certain foreign countries may not be as stable as those of the United States.  Governments in certain foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies.  Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest.  The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by the trade policies and economic conditions of their trading partners.  Enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.

Currency Fluctuations.  The Funds may invest in securities denominated in foreign currencies.  Accordingly, a change in the value of any such currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of a Fund’s assets denominated in that currency.  Such changes will also affect that Fund’s income.  The value of a Fund’s assets may also be affected significantly by currency restrictions and exchange control regulations enacted from time to time.

Market Characteristics.  Foreign securities in which a Fund invests will be purchased in over-the-counter markets or on exchanges located in the countries in which the principal offices of the issuers of the various securities are located, if that is the best available market.  Foreign exchanges and markets may be more volatile than those in the United States.  While growing in volume, they usually have substantially less volume than U.S. markets, and a Fund’s foreign securities may be less liquid and more volatile than U.S. securities.  Moreover, settlement practices for transactions in foreign markets may differ from those in United States markets, and may include delays beyond periods customary in the United States.  Foreign security trading practices, including those involving securities settlement where Fund assets may be released prior to receipt of payment or securities, may expose a Fund to increased risk in the event of a failed trade or the insolvency of a foreign broker-dealer.

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Legal and Regulatory Matters.  Certain foreign countries may have less supervision of securities markets, brokers and issuers of securities, and less financial information available from issuers, than is available in the United States.

Taxes.  The interest and dividends payable on certain of the Funds’ foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to Fund shareholders.

Costs.  To the extent that a Fund invests in foreign securities, its expense ratio is likely to be higher than those of investment companies investing only in domestic securities, since the cost of maintaining the custody of foreign securities is higher.

Emerging Markets.  Some of the securities in which the Funds may invest may be located in developing or emerging markets, which entail additional risks, including less social, political and economic stability; smaller securities markets and lower trading volume, which may result in less liquidity and greater price volatility; national policies that may restrict a Fund’s investment opportunities, including restrictions on investments in issuers or industries, or expropriation or confiscation of assets or property; and less developed legal structures governing private or foreign investment.

In considering whether to invest in the securities of a foreign company, the Adviser may consider such factors as the characteristics of the particular company, differences between economic trends and the performance of securities markets within the U.S. and those within other countries, and also factors relating to the general economic, governmental and social conditions of the country or countries where the company is located.  The extent to which the Funds will be invested in foreign companies and countries and depositary receipts will fluctuate from time to time, depending on the Adviser’s assessment of prevailing market, economic and other conditions.

Forward Currency Contracts
The Funds may enter into forward currency contracts.  A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract.  For example, a Fund might purchase a particular currency or enter into a forward currency contract to preserve the U.S. dollar price of securities it intends to or has contracted to purchase.  Alternatively, it might sell a particular currency on either a spot or forward basis to hedge against an anticipated decline in the dollar value of securities it intends to or has contracted to sell.  Although this strategy could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain from an increase in the value of the currency.

Yankee Bond Obligations (Low Duration High Yield Fund only)
Yankee bond obligations are U.S. dollar obligations issued inside the United States by foreign entities. There is generally less publicly available information about foreign issuers and there may be less governmental regulation and supervision of foreign stock exchanges, brokers and listed companies. Foreign issuers may use different accounting and financial standards, and the addition of foreign governmental restrictions may affect adversely the payment of principal and interest on foreign investments.  In addition, not all foreign branches of United States banks are supervised or examined by regulatory authorities as are United States banks, and such branches may not be subject to reserve requirements.

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Initial Public Offerings
The Funds may purchase shares in initial public offerings (“IPOs”).  Because IPO shares frequently are volatile in price, a Fund may hold IPO shares for a very short period of time.  This may increase the turnover of a Fund’s portfolio and may lead to increased expenses to that Fund, such as brokerage commissions and transaction costs.  By selling shares, a Fund may realize taxable capital gains that it will subsequently distribute to shareholders.  Investing in IPOs increases risk because IPO shares are frequently volatile in price.  As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund’s portfolio.

Master Limited Partnerships
The Funds may invest in publicly traded master limited partnerships (“MLPs”) that are registered under the Securities Exchange Act of 1934, as amended, and listed on a major United States stock exchange, if the issuer meets a Fund’s investment criteria.  MLPs are businesses organized as limited partnerships which trade their proportionate shares of the partnership (units) on a public exchange.  MLPs are required to pay out most or all of their cash flow in distributions.  An investment in MLPs may generate passive income or losses, along with dividend and investment income.  The MLPs the Funds may purchase are comprised of a general partner (the “GP”) and multiple limited partners (the “LP Holders”).  The GP is responsible for the operations and the maintenance of the partnership’s businesses, while the LP Holders assume economic risk up to their level of investment.  Typically, the GP has a 1% to 2% investment in the MLP, but can extract a higher percentage of the partnership’s profits as the MLP’s distributions increase.  This serves as an incentive to the GP to grow the partnership’s distributions.

Generally speaking, MLP investment returns are enhanced during periods of declining or low interest rates and tend to be negatively influenced when interest rates are rising.  As an income vehicle, the unit price can be influenced by general interest rate trends independent of specific underlying fundamentals.  In addition, most MLPs are fairly leveraged and typically carry a portion of a “floating” rate debt.  As such, a significant upward swing in interest rates would also drive interest expense higher.  Furthermore, most MLPs grow by acquisitions partly financed by debt, and higher interest rates could make it more difficult to make acquisitions.

Mortgage-Backed Securities and Asset-Backed Securities
Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations (“CMOs”).  Such securities may be issued or guaranteed by U.S. Government agencies or instrumentalities, such as the Government National Mortgage Association (“GNMA”), commonly known as “Ginnie Mae,” FNMA, commonly known as “Fannie Mae,” FHLMC, commonly known as “Freddie Mae,” or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities (collectively, “private lenders”).

Mortgage-backed securities issued by private lenders may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. Government or one of its agencies or instrumentalities, or they may be issued without any governmental guarantee of the underlying mortgage assets but with some form of non-governmental credit enhancement.  Until recently, FNMA and FHLMC were government-sponsored corporations owned entirely by private stockholders.  In September 2008, at the direction of the U.S. Department of the Treasury, FNMA and FHLMC were placed into conservatorship under the FHFA.  The U.S. Government also took steps to provide additional financial support to FNMA and FHLMC.  No assurance can be given that the U.S. Treasury initiatives with respect to FNMA and FHLMC will be successful.

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Asset-backed debt obligations represent direct or indirect participation in, or are secured by and payable from, assets such as motor vehicle installment sales contracts, other installment loan contracts, home equity loans, leases of various types of property and receivables from credit card or other revolving credit arrangements.  The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk and bankruptcy of the originator or any other affiliated entities and the amount and quality of any credit enhancement of the securities.  Payments or distributions of principal and interest on asset-backed debt obligations may be supported by non-governmental credit enhancements including letters of credit, reserve funds, over-collateralization and guarantees by third parties.

The rate of principal payment on mortgage- and asset-backed securities generally depends on the rate of principal payments received on the underlying assets, which in turn may be affected by a variety of economic and other factors.  As a result, the yield on any mortgage- or asset-backed security is difficult to predict with precision and actual yield to maturity may be more or less than the anticipated yield to maturity.  The yield characteristics of mortgage- and asset-backed debt obligations differ from those of traditional debt obligations.  Among the principal differences are that interest and principal payments are made more frequently on mortgage- and asset-backed debt obligations, usually monthly, and that principal may be prepaid at any time because the underlying assets generally may be prepaid at any time.  As a result, if these debt obligations or securities are purchased at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing the yield to maturity.  Conversely, if these debt obligations or securities are purchased at a discount, a prepayment rate that is faster than expected will increase yield to maturity, while a prepayment rate that is slower than expected will reduce yield to maturity.  Mortgage-backed securities available for reinvestment by the Funds are likely to be greater during a period of declining interest rates and, as a result, are likely to be reinvested at lower interest rates than during a period of rising interest rates.  Accelerated prepayments on debt obligations or securities purchased at a premium also impose a risk of loss of principal because the premium may not have been fully amortized at the time the principal is prepaid in full.  The market for privately issued mortgage-backed securities is smaller and less liquid than the market for government-sponsored mortgage-backed securities.

While asset-backed securities may be issued with only one class of security, many asset-backed securities are issued in more than one class, each with different payment terms.  Mortgage-backed securities may be issued with either a single class of security or multiple classes, which are commonly referred to as a CMO.  Multiple class mortgage- and asset-backed securities are issued for two main reasons.  First, multiple classes may be used as a method of providing selective credit support.  This is accomplished typically through creation of one or more classes whose right to payments on the asset-backed security is made subordinate to the right to such payments of the remaining class or classes.  Second, multiple classes may permit the issuance of securities with payment terms, interest rates or other characteristics differing both from those of each other and from those of the underlying assets.  Examples include separate trading of registered interest and principal of securities (“STRIPS”) (mortgage- and asset-backed securities entitling the holder to disproportionate interests with respect to the allocation of interest and principal of the assets backing the security), and securities with class or classes having characteristics that mimic the characteristics of non-asset-backed securities, such as floating interest rates (i.e., interest rates that adjust as a specified benchmark changes) or scheduled amortization of principal.

The Funds may invest in stripped mortgage-backed securities, which receive differing proportions of the interest and principal payments from the underlying assets, including interest-only (“IO”) and principal-only (“PO”) securities.  IO and PO mortgage-backed securities may be illiquid.  The market value of such securities generally is more sensitive to changes in prepayment and interest rates than is the case with traditional mortgage-backed securities, and in some cases such market value may be extremely volatile.

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Mortgage- and asset-backed securities, other than as described above, or in which the payment streams on the underlying assets are allocated in a manner different than those described above may be issued in the future.  The Funds may invest in such mortgage- and asset-backed securities if such investment is otherwise consistent with its investment objective and policies and with the investment restrictions of the Funds.

If a Fund purchases mortgage- or asset-backed securities that are “subordinated” to other interests in the same mortgage pool, that Fund as a holder of those securities may only receive payments after the pool’s obligations to other investors have been satisfied.  An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may substantially limit the pool’s ability to make payments of principal or interest to a Fund as a holder of such subordinated securities, reducing the values of those securities or in some cases rendering them worthless.  The risk of such defaults is generally higher in the case of mortgage pools that include so called “subprime” mortgages.  An unexpectedly high or low rate of prepayments on a pool’s underlying mortgages may have a similar effect on subordinated securities.  A mortgage pool may issue securities subject to various levels of subordination, and the risk of non-payment affects securities at each level, although the risk is greater in the case of more highly subordinated securities.  Government policy that would encourage principal forgiveness or encourage refinancing of mortgages could have a negative impact on certain mortgage-backed securities.

Private Placements and Restricted Securities
The Funds may invest in restricted securities (securities with limited transferability under the securities laws) acquired from the issuer in “private placement” transactions.  Private placement securities are not registered under the Securities Act of 1933, as amended (the “Securities Act”), and are subject to restrictions on resale.  They are eligible for sale only to certain qualified institutional buyers, like the Funds, and are not sold on a trading market or exchange.  While private placement securities offer attractive investment opportunities otherwise not available on an open market, because such securities are available to few buyers, they are often both difficult to sell and to value.  Certain of a Fund’s investments may be placed in smaller, less seasoned, issuers that present a greater risk due to limited product lines and/or financial resources.  The issuer of privately placed securities may not be subject to the disclosure and other investor protection requirements of a public trade.  Additionally, the Funds could obtain material non-public information from the issuer of such securities that would restrict a Fund’s ability to conduct portfolio transactions.

Privately placed securities can usually only be resold to other qualified institutional buyers, or in a private transaction, or to a limited number of purchasers, or in a limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration.  A Fund may incur more cost in the disposition of such securities because of the time and legal expense required to negotiate a private placement.  Because of the limited market, the Funds may find it difficult to sell the securities when it finds it advisable to do so and, to the extent such securities are sold in private negotiations, they may be sold for less than the price for which they were purchased or less than their fair market value.

Privately placed securities cannot be resold to the public unless they have been registered under the Securities Act or pursuant to an exemption, such as Rule 144A.  Although securities which may be resold only to “qualified institutional buyers” in accordance with the provisions of Rule 144A under the Securities Act are technically considered “restricted securities,” the Funds may purchase Rule 144A securities without regard to the limitation on investments in illiquid securities described above in the “Illiquid Securities” section, provided that a determination is made that such securities have a readily available trading market.  The Funds may also purchase certain commercial paper issued in reliance on the exemption from regulations in Section 4(2) of the Securities Act (“4(2) Paper”).  The Adviser will determine the liquidity of Rule 144A securities and 4(2) Paper under the supervision of the Board of Trustees.  The liquidity of Rule 144A securities and 4(2) Paper will be monitored by the Adviser, and if as a result of changed conditions it is determined that a Rule 144A security or 4(2) Paper is no longer liquid, a Fund’s holdings of illiquid securities will be reviewed to determine what, if any, action is required to assure that the Fund does not exceed its applicable percentage limitation for investments in illiquid securities.

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Synthetic Instruments
The Funds may invest in synthetic instruments, which are investments that have characteristics similar to the Funds’ direct investments, and may include equity swaps, equity linked notes and structured products.  An equity-linked note is a note whose performance is tied to a single stock or a basket of stocks.  Upon the maturity of the note, generally the holder receives a return of principal based on the capital appreciation of the underlying linked securities.  The terms of an equity-linked note may also provide for periodic interest payments to holders at either a fixed or floating rate.  Equity-linked notes will be considered equity securities for purposes of the Funds’ investment objective and strategies.  The price of an equity-linked note is derived from the value of the underlying linked securities.  The level and type of risk involved in the purchase of an equity-linked note by a Fund is similar to the risk involved in the purchase of the underlying security.  Such notes therefore may be considered to have speculative elements.  However, equity-linked notes are also dependent on the individual credit of the issuer of the note, which may be a trust or other special purpose vehicle or finance subsidiary established by a major financial institution for the limited purpose of issuing the note.  Like other structured products, equity-linked notes are frequently secured by collateral consisting of a combination of debt or related equity securities to which payments under the notes are linked.  If so secured, the Funds would look to this underlying collateral for satisfaction of claims in the event that the issuer of an equity-linked note defaulted under the terms of the note.

Equity-linked notes are often privately placed and may not be rated, in which case a Fund will be more dependent on the ability of that Fund’s portfolio managers to evaluate the creditworthiness of the issuer, the underlying security, any collateral features of the note, and the potential for loss due to market and other factors.  Ratings of issuers of equity-linked notes refer only to the creditworthiness of the issuer and strength of related collateral arrangements or other credit supports, and do not take into account, or attempt to rate, any potential risks of the underlying linked securities.  Depending upon the law of the jurisdiction in which an issuer is organized and the note is issued, in the event of default, a Fund may incur additional expenses in seeking recovery under an equity-linked note, and may have more limited methods of legal recourse in attempting to do so.

As with any investment, the Funds can lose the entire amount it has invested in an equity-linked note.  The secondary market for equity-linked notes may be limited.  The lack of a liquid secondary market may have an adverse effect on the ability of a Fund to accurately value the equity-linked note in its portfolio, and may make disposal of such securities more difficult for that Fund.

A Fund’s use of synthetic instruments will generally be for the purpose of gaining exposure to specific markets or securities.  The principal risk of investments in synthetic instruments is that the fluctuations in their values may not correlate perfectly with the overall securities markets.  Some synthetic instruments are more sensitive to interest rate changes and market price fluctuations than others.  While the Funds may invest in synthetic instruments, the Funds are restricted to investing no more than 15% of its total assets in securities (of any type) that are illiquid: that is, not readily marketable.

When-Issued Securities
The Funds may purchase securities on a when-issued basis.  These transactions involve a commitment by a Fund to purchase or sell particular securities with payment and delivery taking place at a future date, and permit that Fund to lock in a price or yield on a security it owns or intends to purchase, regardless of future changes in interest rates or market action.  No income accrues to the purchaser of a security on a when-issued basis prior to delivery.  Such securities are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates.  Purchasing a security on a when-issued basis can involve a risk that the market price at the time of delivery may be lower than the agreed-upon purchase price, in which case there could be an unrealized loss at the time of delivery.  The Funds will only make commitments to purchase securities on a when-issued basis with the intention of actually acquiring the securities but may sell them before the settlement date if it is deemed advisable.

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Repurchase Agreements
The Low Duration High Yield Fund may enter into repurchase agreements with respect to its portfolio securities.  Pursuant to such agreements, the Fund may acquire securities from financial institutions such as banks and broker-dealers as are deemed to be creditworthy by the Adviser, subject to the seller’s agreement to repurchase and the Fund’s agreement to resell such securities at a mutually agreed upon date and price.  The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the underlying portfolio security).  Securities subject to repurchase agreements will be held by the Custodian or in the Federal Reserve/Treasury Book-Entry System or an equivalent foreign system.  The seller under a repurchase agreement will be required to maintain the value of the underlying securities at not less than 102% of the repurchase price under the agreement.  If the seller defaults on its repurchase obligation, the Fund will suffer a loss to the extent that the proceeds from a sale of the underlying securities are less than the repurchase price under the agreement.  Bankruptcy or insolvency of such a defaulting seller may cause the Fund’s rights with respect to such securities to be delayed or limited.  Repurchase agreements are considered to be loans under the 1940 Act.

Reverse Repurchase Agreements
The Low Duration High Yield Fund may enter into reverse repurchase agreements without limit as part of its investment strategy.  Reverse repurchase agreements involve sales by the Fund of portfolio assets concurrently with an agreement by the Fund to repurchase the same assets at a later date at a fixed price.  Generally, the effect of such a transaction is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while the Fund will be able to keep the interest income associated with those portfolio securities.  Such transactions are advantageous only if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise.  Opportunities to achieve this advantage may not always be available, and the Fund intends to use the reverse repurchase technique only when the Adviser believes it will be advantageous to the Fund.  The Fund will establish a segregated account with the Trust’s custodian bank in which the Fund will maintain cash or cash equivalents or other portfolio securities equal in value to the Fund’s obligations in respect of reverse repurchase agreements.  Such reverse repurchase agreements could be deemed to be a borrowing, but are not senior securities.

Short Sales
The Long/Short Credit Fund may employ short selling as part of a principal investment strategy, and the Low Duration High Yield Fund may employ short selling as a non-principal investment strategy.  In a short sale, a Fund sells a security, which it does not own, in anticipation of a decline in the market value of the security.  To complete the sale, a Fund must borrow the security (generally from the broker through which the short sale is made) in order to make delivery to the buyer.  A Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement.  A Fund is said to have a “short position” in the securities sold until it delivers them to the broker.  The period during which a Fund has a short position can range from as little as one day to more than a year.  Until the security is replaced, the proceeds of the short sale are retained by the broker, and the Fund is required to pay to the broker a negotiated portion of any dividends or interest which accrue during the period of the loan.  To meet current margin requirements, the Fund is also required to deposit with the broker cash or securities in excess of the current market value of the securities sold short as security for its obligation to cover its short position.  A Fund is also required to segregate or earmark liquid assets on its books or hold an offsetting position to cover its obligation to return the security.

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Short sales by a Fund create opportunities to increase the Fund’s return but, at the same time, involve specific risk considerations and may be considered a speculative technique.  Since the Fund in effect profits from a decline in the price of the securities sold short without the need to invest the full purchase price of the securities on the date of the short sale, the Fund’s NAV per share will tend to increase more when the securities it has sold short decrease in value, and to decrease more when the securities it has sold short increase in value, than would otherwise be the case if it had not engaged in such short sales.  The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest a Fund may be required to pay in connection with the short sale.  Furthermore, under adverse market conditions, the Fund might have difficulty purchasing securities to meet its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales.

Loan Assignments and Participations
The Long/Short Credit Fund may purchase secured and unsecured corporate loans primarily through assignments.  The Fund may also purchase such loans through participations.  When the Fund buys a loan through an assignment, it becomes a direct lender to the issuer of such loan, is granted rights under the loan agreement, and assumes only the credit risk associated with the issuer.  Loan participations, on the other hand, represent only a right to participate in the repayment of the loan by the corporate borrower.  In purchasing participations, the Fund will have a contractual relationship only with the selling institution, and not the corporate borrower.  This means the Fund assumes the credit risk of both the corporate borrower and the selling institution.  Additionally, the Fund generally will have no right to directly enforce compliance by the borrower with the terms of the commercial loan, nor any rights of set-off against the borrower, nor will it have the right to object to certain changes to the loan agreement agreed to by the selling institution.

Interest Rate Swaps
The Long/Short Credit Fund may enter into interest rate swaps for hedging purposes. Interest rate swaps are financial instruments that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified future dates. Some of the different types of interest rate swaps are “fixed-for floating rate swaps,” “termed basis swaps” and “index amortizing swaps.”  Fixed-for floating rate swaps involve the exchange of fixed interest rate cash flows for floating rate cash flows.  Termed basis swaps entail cash flows to both parties based on floating interest rates, where the interest rate indices are different.  Index amortizing swaps are typically fixed-for floating swaps where the notional amount changes if certain conditions are met.

Like a traditional investment in a debt security, the Long/Short Credit Fund could lose money by investing in an interest rate swap if interest rates change adversely.  For example, if the Fund enters into a swap where it agrees to exchange a floating rate of interest for a fixed rate of interest, the Fund may have to pay more money than it receives.  Similarly, if the Fund enters into a swap where it agrees to exchange a fixed rate of interest for a floating rate of interest, the Fund may receive less money than it has agreed to pay.

Currency Swaps
The Long/Short Credit Fund may enter into currency swaps for hedging purposes.  A currency swap is an agreement between two parties in which one party agrees to make interest rate payments in one currency and the other promises to make interest rate payments in another currency.  The Fund may enter into a currency swap when it has one currency and desires a different currency.  Typically, the interest rates that determine the currency swap payments are fixed, although occasionally one or both parties may pay a floating rate of interest.  Unlike an interest rate swap, however, the principal amounts are exchanged at the beginning of the contract and returned at the end of the contract.  Changes in foreign exchange rates and changes in interest rates, as described above, may negatively affect the value of currency swaps.

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Securities Lending
The Long/Short Credit Fund may lend securities from its portfolio to brokers, dealers and financial institutions (but not individuals) in order to increase the return on its portfolio.  The value of the loaned securities may not exceed one-third of the Fund’s total net assets and loans of portfolio securities are fully collateralized based on values that are marked-to-market daily.  The Fund will not enter into any portfolio security lending arrangement having a duration of longer than one year.  The principal risk of portfolio lending is potential default or insolvency of the borrower.  In either of these cases, the Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities.  The Fund may pay reasonable administrative and custodial fees in connection with loans of portfolio securities and may pay a portion of the interest or fee earned thereon to the borrower or a placing broker.  For loans secured by cash, the Fund retains the interest earned on cash collateral, but the Fund is required to pay the borrower a rebate for the use of the cash collateral.

In determining whether or not to lend a security to a particular broker, dealer or financial institution, the Adviser considers all relevant facts and circumstances, including the size, creditworthiness and reputation of the broker, dealer or financial institution.  Any loans of portfolio securities are fully collateralized based on values that are marked-to-market daily.  Any securities that the Long/Short Credit Fund may receive as collateral will not become part of the Fund’s investment portfolio at the time of the loan and, in the event of a default by the borrower, the Fund will, if permitted by law, dispose of such collateral except for such part thereof that is a security in which the Fund is permitted to invest.  During the time securities are on loan, the borrower will pay the Fund any accrued income on those securities, and the Fund may invest the cash collateral and earn income or receive an agreed-upon fee from a borrower that has delivered cash-equivalent collateral.  Any fee income received from a borrower in lieu of a dividend payment on a borrowed security will not constitute “qualified dividend” income for federal income tax purposes, which is generally taxed at the same rates as long-term capital gains for federal income tax purposes.  The Fund will be responsible for the risks associated with the investment of the cash collateral, including the risk that the Fund may lose money on the investment or may fail to earn sufficient income to meet its obligations to the borrower.  While the Fund does not have the right to vote securities on loan, it would terminate the loan and regain the right to vote if that were considered important with respect to the investment.

Borrowing
The Funds may borrow to increase its portfolio holdings of securities.  The Funds will limit their borrowing to an amount not to exceed one-third of their total assets.  Such borrowings may be on a secured or unsecured basis at fixed or variable rates of interest.  The 1940 Act requires a Fund to maintain continuous asset coverage of not less than 300% with respect to all borrowings.  This allows a Fund to borrow for such purposes an amount (when taken together with any borrowings for temporary or emergency purposes as described below) equal to as much as 50% of the value of its net assets (not including such borrowings).  If such asset coverage should decline to less than 300% due to market fluctuations or other reasons, a Fund is required to reduce that Fund’s debt and restore the 300% asset coverage within three business days, and may be required to dispose of some of its portfolio holdings, even though it may be disadvantageous from an investment standpoint to dispose of assets at that time.

The Funds may also be deemed to be borrowing when entering into certain derivative transactions such as certain options, forwards or swap transactions or reverse repurchase agreements.  This type of borrowing is generally referred to as economic leverage.

The use of borrowing by the Funds involves special risk considerations that may not be associated with other funds having similar policies. Since substantially all of a Fund’s assets fluctuate in value, whereas the interest obligation resulting from a borrowing will be fixed by the terms of that Fund’s agreement with its lender, the asset value per share of a Fund will tend to increase more when its portfolio securities increase in value and decrease more when its portfolio securities decrease in value than would otherwise be the case if that Fund did not borrow funds.  In addition, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds.  Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.  The interest which a Fund must pay on borrowed money, together with any additional fees to maintain a line of credit or any minimum average balances required to be maintained, are additional costs which will reduce or eliminate any net investment income and may also offset any potential capital gains.  Unless the appreciation and income, if any, on assets acquired with borrowed funds exceed the costs of borrowing, the use of leverage will diminish the investment performance of a Fund compared with what it would have been without leverage.

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Illiquid Securities
Each Fund is limited by its restrictions to investing only up to 15% of its net assets in securities that are illiquid at the time of purchase, which means that there may be legal or contractual restrictions on their disposition, or that there are no readily available market quotations for such a security.  Illiquid securities present the risks that a Fund may have difficulty valuing these holdings and/or may be unable to sell these holdings at the time or price desired.  There are generally no restrictions on a Fund’s ability to invest in restricted securities (that is, securities that are not registered pursuant to the Securities Act), except to the extent such securities may be considered illiquid.  Securities issued pursuant to Rule 144A of the Securities Act will be considered liquid if determined to be so under procedures adopted by the Board of Trustees.  The Adviser is responsible for making the determination as to the liquidity of restricted securities (pursuant to the procedures adopted by the Board of Trustees).

A Fund will determine a security to be illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days at the value at which that Fund has valued the security.  Factors considered in determining whether a security is illiquid may include, but are not limited to: the frequency of trades and quotes for the security; the number of dealers willing to purchase and sell the security and the number of potential purchasers; the number of dealers who undertake to make a market in the security; the nature of the security, including whether it is registered or unregistered, and the market place; whether the security has been rated by a nationally recognized statistical rating organization (“NRSRO”); the period of time remaining until the maturity of a debt instrument or until the principal amount of a demand instrument can be recovered through demand; the nature of any restrictions on resale; and with respect to municipal lease obligations and certificates of participation, there is reasonable assurance that the obligation will remain liquid throughout the time the obligation is held and, if unrated, an analysis similar to that which would be performed by an NRSRO is performed.  If a restricted security is determined to be liquid, it will not be included within the category of illiquid securities, which may not exceed 15% of a Fund’s net assets.  Investing in Rule 144A securities could have the effect of increasing the level of a Fund’s illiquidity to the extent that a Fund, at a particular point in time may be unable to find qualified institutional buyers interested in purchasing the securities.  The Funds are permitted to sell restricted securities to qualified institutional buyers.

Cybersecurity Risk
With the increased use of technologies such as the Internet to conduct business, the Funds are susceptible to operational, information security, and related risks.  In general, cyber incidents can result from deliberate attacks or unintentional events.  Cyber attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption.  Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users).  Cyber incidents affecting the Funds or their service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with a Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.  Similar adverse consequences could result from cyber incidents affecting issuers of securities in which the Funds invest, counterparties with which the Funds engage in transactions, governmental and other regulatory authorities, exchange and other financial market operators, banks, brokers, dealers, insurance companies and other financial institutions (including financial intermediaries and service providers for shareholders) and other parties.  In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future.  While the Funds’ service providers have established business continuity plans in the event of, and risk management systems to prevent, such cyber incidents, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified.  Furthermore, the Funds cannot control the cyber security plans and systems put in place by their service providers or any other third parties whose operations may affect the Funds or their shareholders.  As a result, the Funds and their shareholders could be negatively impacted.

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Temporary Strategies; Cash or Similar Investments
For temporary defensive purposes, up to 100% of a Fund’s total assets may be invested in high-quality, short-term debt securities and money market instruments.  These short-term debt securities and money market instruments include shares of other mutual funds, commercial paper, certificates of deposit, bankers’ acceptances, U.S. Government securities and repurchase agreements.  Taking a temporary defensive position may result in a Fund not achieving its investment objective.  Furthermore, to the extent that a Fund invests in money market mutual funds for its cash position, there will be some duplication of expenses because that Fund would bear its pro rata portion of such money market funds’ management fees and operational expenses.

For longer periods of time, the Funds may hold a substantial cash position.  If the market advances during periods when a Fund is holding a large cash position, that Fund may not participate to the extent it would have if the Fund had been more fully invested, and this may result in the Fund not achieving its investment objective during that period.  To the extent that a Fund uses a money market fund for its cash position, there will be some duplication of expenses because that Fund would bear its pro rata portion of such money market fund’s advisory fees and operational expenses.

A Fund may experience periods of heavy redemptions that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets.  This risk is greater to the extent that the Fund has investors with large shareholdings, short investment horizons, or unpredictable cash flow needs.  In addition, redemption risk is heightened during periods of overall market turmoil.  If the Fund is forced to liquidate its assets under unfavorable conditions or at inopportune times, the Fund’s value could decline.

The Funds may invest in any of the following securities and instruments:

Bank Certificates of Deposit, Bankers’ Acceptances and Time Deposits.  The Funds may acquire certificates of deposit, bankers’ acceptances and time deposits.  Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return.  Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity.  Certificates of deposit and bankers’ acceptances acquired by a Fund will be dollar denominated obligations of domestic or foreign banks or financial institutions which at the time of purchase have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. Government.  If a Fund holds instruments of foreign banks or financial institutions, it may be subject to additional investment risks that are different in some respects from those incurred by a fund that invests only in debt obligations of U.S. domestic issuers.  See “Foreign Investments” above.  Such risks include future political and economic developments, the possible imposition of withholding taxes by the particular country in which the issuer is located on interest income payable on the securities, the possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these securities.

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Domestic banks and foreign banks are subject to different governmental regulations with respect to the amount and types of loans which may be made and interest rates which may be charged.  In addition, the profitability of the banking industry depends largely upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions.  General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operations of the banking industry.

As a result of federal and state laws and regulations, domestic banks are, among other things, required to maintain specified levels of reserves, limited in the amount which they can loan to a single borrower, and subject to other regulations designed to promote financial soundness.  However, such laws and regulations do not necessarily apply to foreign bank obligations that a Fund may acquire.

In addition to purchasing certificates of deposit and bankers’ acceptances, to the extent permitted under its investment objectives and policies stated above and in its Prospectus, the Funds may make interest bearing time or other interest bearing deposits in commercial or savings banks.  Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

Savings Association Obligations. The Funds may invest in certificates of deposit (interest bearing time deposits) issued by savings banks or savings and loan associations that have capital, surplus and undivided profits in excess of $100 million, based on latest published reports, or less than $100 million if the principal amount of such obligations is fully insured by the U.S. Government.

Commercial Paper, Short Term Notes and Other Corporate Obligations. The Funds may invest a portion of its assets in commercial paper and short term notes.  Commercial paper consists of unsecured promissory notes issued by corporations.  Issues of commercial paper and short term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

Commercial paper and short term notes will consist of issues rated at the time of purchase “A-2” or higher by S&P, “Prime-1” by Moody’s, or similarly rated by another NRSRO or, if unrated, will be determined by the Adviser to be of comparable quality.  These rating symbols are described in Appendix A.

Investment Restrictions

Fundamental Investment Restrictions
The Trust (on behalf of each Fund) has adopted the following restrictions as fundamental policies, which may not be changed without the favorable vote of the holders of a “majority of the outstanding voting securities” of a Fund, as defined under the 1940 Act.  Under the 1940 Act, the vote of the holders of a “majority of the outstanding voting securities” means the vote of the holders of the lesser of (i) 67% of the shares of a Fund represented at a meeting at which the holders of more than 50% of its outstanding shares are represented; or (ii) more than 50% of the outstanding shares of the Fund.

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The Low Duration High Yield Fund may not:

1.
issue senior securities, borrow money or pledge its assets, except that (i) the Fund may borrow from banks in amounts not exceeding one-third of its total assets (including the amount borrowed); and (ii) this restriction shall not prohibit the Fund from engaging in options transactions or short sales in accordance with its objectives and strategies;

2.	act as underwriter (except to the extent the Fund may be deemed to be an underwriter in connection with the sale of securities in its investment portfolio);

3.	invest 25% or more of its net assets, calculated at the time of purchase and taken at market value, in securities of issuers in any one industry (other than U.S. Government securities)(1);

4.
purchase or sell real estate unless acquired as a result of ownership of securities (although the Fund may purchase and sell securities that are secured by real estate and securities of companies that invest or deal in real estate);

5.
purchase or sell commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from engaging in transactions involving currencies and futures contracts and options thereon or investing in securities or other instruments that are secured by commodities;

6.	make loans of money (except for the lending of its portfolio securities, purchases of debt securities consistent with the investment policies of the Fund and except for repurchase agreements); or

7.
with respect to 75% of its total assets, invest 5% or more of its total assets in securities of a single issuer or hold 10% or more of the voting securities of such issuer.  (This restriction does not apply to investments in the securities of the U.S. Government, its agencies or instrumentalities.)

(1)	For purposes of complying with this restriction, the Fund will look through to the securities of any underlying investment companies in which the Fund invests.

The Long/Short Credit Fund may not:

1.
issue senior securities, borrow money or pledge its assets, except that (i) the Fund may borrow from banks in amounts not exceeding one-third of its total assets (including the amount borrowed); and (ii) investing in this restriction shall not prohibit the Fund from engaging in options transactions or short sales in accordance with its objectives and strategies;

2.
underwrite the securities of other issuers (except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities under circumstances where it may be considered to be an underwriter under the Securities Act);

3.
purchase or sell real estate or interests in real estate, unless acquired as a result of ownership of securities (although the Fund may purchase and sell securities which are secured by real estate and securities of companies that invest or deal in real estate);

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4.
purchase or sell commodities or commodities contracts, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from engaging in transactions involving currencies and futures contracts and options thereon or investing in securities or other instruments that are secured by commodities;

5.	make loans of money (except for the lending of the Fund’s portfolio securities and purchases of debt securities consistent with the investment policies of the Fund);

6.
with respect to 50% of its total assets, purchase the securities of any one issuer if, immediately after and as a result of such purchase, (a) the value of the Fund’s holdings in the securities of such issuer exceeds 5% of the value of the Fund’s total assets, or (b) the Fund owns more than 10% of the outstanding voting securities of the issuer (this restriction does not apply to investments in the securities of the U.S. Government, or its agencies or instrumentalities, or other investment companies); or

7.
invest in the securities of any one industry if, as a result, 25% or more of the Fund’s total assets would be invested in the securities of such industry, except that the foregoing does not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

Non-Fundamental Investment Restrictions
The following non-fundamental investment restrictions are applicable to each Fund.  These restrictions can be changed by the Board of Trustees, but the change will only be effective after prior written notice is given to shareholders of a Fund.

Each Fund may not:

1.	invest 15% or more of the value of its net assets, taken at the time of investment, in illiquid securities(1); or

2.
make any change in its investment policy of investing at least 80% of net assets in investments suggested by the Fund’s name without first changing the Fund’s name and providing shareholders with at least 60 days’ prior written notice.

(1)
Illiquid securities are those securities without readily available market quotations, including repurchase agreements having a maturity of more than seven days.  Illiquid securities may include restricted securities not determined by the Board of Trustees to be liquid, non-negotiable time deposits, OTC options, and repurchase agreements providing for settlement in more than seven days after notice.  On or about June 1, 2019, in connection with the implementation of the SEC’s new liquidity risk management rule, the term “illiquid security” will be defined as a security that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the security.

Management of the Funds

Board of Trustees
The management and affairs of the Funds are supervised by the Board of Trustees.  The Board of Trustees consists of four individuals.  The Trustees are fiduciaries for the Funds’ shareholders and are governed by the laws of the State of Delaware in this regard.  The Board of Trustees establishes policies for the operation of the Funds and appoints the officers who conduct the daily business of the Funds.

Trustees and Officers
The Trustees and officers of the Trust are listed below with their addresses, present positions with the Trust and principal occupations over at least the last five years.

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Name, Address and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Number of Portfolios in the Trust Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years
Independent Trustees
Michael D. Akers, Ph.D. 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1955	Trustee	Indefinite Term; Since August 22, 2001	28	Professor of Accounting, Marquette University (2004-present); Chair, Department of Accounting, Marquette University (2004-2017).	Independent Trustee, USA MUTUALS (an open-end investment company with three portfolios).
Gary A. Drska 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1956	Trustee	Indefinite Term; Since August 22, 2001	28	Pilot, Frontier/Midwest Airlines, Inc. (airline company) (1986-present).	Independent Trustee, USA MUTUALS (an open-end investment company with three portfolios).
Jonas B. Siegel 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1943	Trustee	Indefinite Term; Since October 23, 2009	28
Retired (2011-present); Managing Director, Chief Administrative Officer (“CAO”) and Chief Compliance Officer (“CCO”), Granite Capital International Group, L.P. (an investment management firm) (1994-2011).

Independent Trustee, Gottex Trust (an open-end investment company) (2010-2016); Independent Manager, Ramius IDF fund complex (two closed-end investment companies) (2010-2015); Independent Trustee, Gottex Multi-Asset Endowment fund complex (three closed-end investment companies) (2010-2015); Independent Trustee, Gottex Multi-Alternatives fund complex (three closed-end investment companies) (2010-2015).

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Name, Address and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Number of Portfolios in the Trust Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years
Interested Trustee and Officers
Joseph C. Neuberger* 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1962	Chairperson and Trustee	Indefinite Term; Since August 22, 2001	28	President (2017-present); Chief Operating Officer (2016-present); Executive Vice President, U.S. Bancorp Fund Services, LLC (1994-2017).	Trustee, Buffalo Funds (an open-end investment company) (2003-2017); Trustee, USA MUTUALS (an open-end investment company) (2001-2018).
John P. Buckel 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1957	President and Principal Executive Officer	Indefinite Term, Since January 24, 2013	N/A	Vice President, U.S. Bancorp Fund Services, LLC (2004-Present).	N/A
Jennifer A. Lima 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1974	Vice President, Treasurer and Principal Financial and Accounting Officer	Indefinite Term; Since January 24, 2013	N/A	Vice President, U.S. Bancorp Fund Services, LLC (2002-Present).	N/A

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Name, Address and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Number of Portfolios in the Trust Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years
Elizabeth B. Scalf 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1985	Chief Compliance Officer, Vice President and Anti-Money Laundering Officer	Indefinite Term; Since July 1, 2017	N/A
Senior Vice President, U.S. Bancorp Fund Services, LLC (February 2017-present); Vice President and Assistant CCO, Heartland Advisors, Inc. (December 2016-January 2017); Vice President and CCO, Heartland Group, Inc. (May 2016-November 2016); Vice President, CCO and Senior Legal Counsel (May 2016-November 2016), Assistant CCO and Senior Legal Counsel (January 2016-April 2016), Heartland Advisors, Inc.

N/A
Adam W. Smith 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1981	Secretary	Indefinite Term; Since May 29, 2015	N/A	Vice President, U.S. Bancorp Fund Services, LLC (2012-present).	N/A
Kelly A. Burns 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1987	Assistant Treasurer	Indefinite Term; Since April 23, 2015	N/A	Assistant Vice President, U.S. Bancorp Fund Services, LLC (2011-present).	N/A
Melissa Aguinaga 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1987	Assistant Treasurer	Indefinite Term; Since July 1, 2015	N/A	Assistant Vice President, U.S. Bancorp Fund Services, LLC (2010-present).	N/A
Laura A. Carroll 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1985	Assistant Treasurer	Indefinite Term; Since August 20, 2018	N/A	Assistant Vice President, U.S. Bancorp Fund Services, LLC (2007-present).	N/A
*
Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act by virtue of the fact that he is a board member and an interested person of Quasar Distributors, LLC (the “Distributor”), the Funds’ principal underwriter.

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Role of the Board
The Board of Trustees provides oversight of the management and operations of the Trust.  Like all mutual funds, the day-to-day responsibility for the management and operation of the Trust is the responsibility of various service providers to the Trust and its individual series, such as the Adviser, Distributor, and the Funds’ administrator, custodian and transfer agent, each of whom are discussed in greater detail in this SAI.  The Board approves all significant agreements with the Adviser, Distributor, custodian, and the Trust’s administrator and transfer agent.  The Board has appointed various individuals of certain of these service providers as officers of the Trust, with responsibility to monitor and report to the Board on the Trust’s day-to-day operations.  In conducting this oversight, the Board receives regular reports from these officers and service providers regarding the Trust’s operations.  The Board has appointed a CCO who reports directly to the Board and who administers the Trust’s compliance program and regularly reports to the Board as to compliance matters, including an annual compliance review.  Some of these reports are provided as part of formal “Board Meetings,” which are held five times per year, in person, and such other times as the Board determines is necessary, and involve the Board’s review of recent Trust operations.  From time to time one or more members of the Board may also meet with Trust officers in less formal settings, between formal Board Meetings to discuss various topics.  In all cases, however, the role of the Board and of any individual Trustee is one of oversight and not of management of the day-to-day affairs of the Trust and its oversight role does not make the Board a guarantor of the Trust’s investments, operations or activities.

Board Leadership Structure
The Board has structured itself in a manner that it believes allows it to effectively perform its oversight function.  The Board of Trustees is composed of three Independent Trustees – Dr. Michael D. Akers, Mr. Gary A. Drska and Mr. Jonas B. Siegel – and one Trustee who is an “interested person”) as defined by the 1940 Act) of the Trust (the “Interested Trustee”) – Mr. Joseph C. Neuberger.  Accordingly, 75% of the members of the Board are Independent Trustees, Trustees who are not affiliated with the Adviser or its affiliates or any other investment adviser or other service provider to the Trust or any underlying fund.  The Board of Trustees has established three standing committees, an Audit Committee, a Nominating Committee and a Valuation Committee, which are discussed in greater detail under “Board Committees” below.  Each of the Audit Committee and the Nominating Committee are composed entirely of Independent Trustees.  The Independent Trustees have engaged their own independent counsel to advise them on matters relating to their responsibilities in connection with the Trust.

The Trust’s Chairperson, Mr. Neuberger, is an “interested person” of the Trust, as defined by the 1940 Act, by virtue of the fact that he is a board member and an interested person of the Distributor, which acts as principal underwriter to the Funds and to many of the Trust’s other underlying funds.  Mr. Neuberger also serves as President and Chief Operating Officer of U.S. Bancorp Fund Services, LLC doing business as U.S. Bank Global Fund Services (“Fund Services”), the Fund’s administrator.  The Trust has not appointed a lead Independent Trustee.

In accordance with the fund governance standards prescribed under the 1940 Act, the Independent Trustees on the Nominating Committee select and nominate all candidates for Independent Trustee positions.  Each Trustee was appointed to serve on the Board of Trustees because of his experience, qualifications, attributes and skills as set forth in the subsection “Trustee Qualifications” below.

The Board reviews its structure regularly in light of the characteristics and circumstances of the Trust, including: the unaffiliated nature of each investment adviser and the fund(s) managed by such adviser, the number of funds that comprise the Trust, the variety of asset classes that those funds reflect, the net assets of the Trust, the committee structure of the Trust, and the independent distribution arrangements of each of the Trust’s underlying funds.

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The Board has determined that the function and composition of the Audit Committee and the Nominating Committee are appropriate to address any potential conflicts of interest that may arise from the Chairperson’s status as an Interested Trustee.  In addition, the inclusion of all Independent Trustees as members of the Audit Committee and the Nominating Committee allows all such Trustees to participate in the full range of the Board’s oversight duties, including oversight of risk management processes discussed below.  Given the specific characteristics and circumstances of the Trust as described above, the Trust has determined that the Board’s leadership structure is appropriate.

Board Oversight of Risk Management
As part of its oversight function, the Board receives and reviews various risk management reports and assessments and discusses these matters with appropriate management and other personnel, including personnel of the Trust’s service providers.  Because risk management is a broad concept composed of many elements (such as, for example, investment risk, issuer and counterparty risk, compliance risk, operational risks, business continuity risks, etc.) the oversight of different types of risks is handled in different ways.  For example, the CCO regularly reports to the Board during Board Meetings and meets in executive session with the Independent Trustees and their legal counsel to discuss compliance and operational risks.  In addition, the Independent Trustee designated as the Audit Committee’s “audit committee financial expert” meets with the Treasurer and the Funds’ independent public accounting firm to discuss, among other things, the internal control structure of the Trust’s financial reporting function.  The full Board receives reports from the investment advisers to the underlying funds and the portfolio managers as to investment risks as well as other risks that may be discussed during Audit Committee meetings.

Trustee Qualifications
The Board believes that each of the Trustees has the qualifications, experience, attributes and skills appropriate to his continued service as a Trustee of the Trust in light of the Trust’s business and structure.  The Trustees have substantial business and professional backgrounds that indicate they have the ability to critically review, evaluate and assess information provided to them.  Certain of these business and professional experiences are set forth in detail in the table above.  In addition, the Trustees have substantial board experience and, in their service to the Trust, have gained substantial insight as to the operation of the Trust.  The Board annually conducts a “self-assessment” wherein the effectiveness of the Board and the individual Trustees is reviewed.

In addition to the information provided in the table above, below is certain additional information concerning each individual Trustee.  The information provided below, and in the table above, is not all-inclusive.  Many of the Trustees’ qualifications to serve on the Board involve intangible elements, such as intelligence, integrity, work ethic, the ability to work together, the ability to communicate effectively, the ability to exercise judgment, the ability to ask incisive questions, and commitment to shareholder interests.  In conducting its annual self-assessment, the Board has determined that the Trustees have the appropriate attributes and experience to continue to serve effectively as Trustees of the Trust.

Michael D. Akers, Ph.D., CPA.  Dr. Akers has served as an Independent Trustee of the Trust since 2001.  Dr. Akers has also served as an independent trustee of USA Mutuals, an open-end investment company, since 2001.  Dr. Akers has been a Professor of Accounting at Marquette University since 2004, was Chair of the Department of Accounting at Marquette University from 2004 to 2017, and was Associate Professor of Accounting at Marquette University from 1996 to 2004.  Dr. Akers is a certified public accountant, a certified fraud examiner, a certified internal auditor and a certified management accountant.  Through his experience as a trustee of mutual funds and his employment experience, Dr. Akers is experienced with financial, accounting, regulatory and investment matters.

Gary A. Drska.  Mr. Drska has served as an Independent Trustee of the Trust since 2001.  Mr. Drska has also served as an independent trustee of USA Mutuals since 2001.  Mr. Drska has served as a Pilot of Frontier/Midwest Airlines, Inc., an airline company, since 1986.  Through his experience as a trustee of mutual funds, Mr. Drska is experienced with financial, accounting, regulatory and investment matters.

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Jonas B. Siegel, CPA.  Mr. Siegel has served as a Trustee of the Trust since 2009.  Mr. Siegel previously served as an Independent Manager of the Ramius IDF fund complex from 2010-2015, which was composed of two closed-end investment companies.  Mr. Siegel previously served as an independent trustee of Gottex Trust, an open-end investment company from 2010-2016.  Mr. Siegel previously served as a trustee of the Gottex Multi-Asset Endowment fund complex, from 2010 to 2015 and as a trustee of the Gottex Multi-Alternatives fund complex from 2010 to 2015, each of which was composed of three closed-end investment companies.  He also served as the Managing Director, CAO and CCO of Granite Capital International Group, LP, an investment management firm, from 1994 to 2011, as Vice President, Secretary, Treasurer and CCO of Granum Series Trust, an open-end investment company, from 1997 to 2007, and as President, CAO and CCO of Granum Securities, LLC, a broker-dealer, from 1997 to 2007.  Mr. Siegel is a certified public accountant.  Through his experience as a trustee of mutual funds and his employment experience, Mr. Siegel is experienced with financial, accounting, regulatory and investment matters.

Joseph C. Neuberger.  Mr. Neuberger has served as a Trustee of the Trust since 2001.  Mr. Neuberger previously served as a trustee of USA Mutuals, an open-end investment company from 2001 to 2018, and as a Trustee of Buffalo Funds, an open-end investment company, from 2003 to 2017.  Mr. Neuberger has served as President of Fund Services, a multi-line service provider to mutual funds, since 2017, and as Chief Operating Officer of Fund Services since 2016.  Mr. Neuberger previously served as Executive Vice President of Fund Services from 1994 to 2017.  Through his experience as a trustee of mutual funds and his employment experience, Mr. Neuberger is experienced with financial, accounting, regulatory and investment matters.

Trustee Ownership of Fund Shares
As of December 31, 2018, no Trustee of the Trust beneficially owned shares of the Funds or any other series of the Trust.

Furthermore, as of December 31, 2018, neither the Trustees who are not “interested” persons of the Funds, nor members of their immediate families, own securities beneficially, or of record, in the Adviser, the Distributor or any of their affiliates.  Accordingly, neither the Trustees who are not “interested” persons of the Funds nor members of their immediate families, have a direct or indirect interest, the value of which exceeds $120,000, in the Adviser, the Distributor or any of their affiliates.  In addition, during the two most recently completed calendar years, neither the Independent Trustees nor members of their immediate families have conducted any transactions (or series of transactions) in which the amount involved exceeds $120,000 and to which the Adviser, the Distributor or any affiliate thereof was a party.

Board Committees

Audit Committee.  The Trust has an Audit Committee, which is composed of the Independent Trustees, Dr. Michael D. Akers, Mr. Gary A. Drska and Mr. Jonas B. Siegel.  The Audit Committee reviews financial statements and other audit-related matters for the Funds.  The Audit Committee also holds discussions with management and with the Funds’ independent auditor concerning the scope of the audit and the auditor’s independence.  Dr. Akers is designated as the Audit Committee chairman and serves as the Audit Committee’s “audit committee financial expert,” as stated in the annual reports relating to the series of the Trust.  During the Funds’ past fiscal year, the Audit Committee met three times with respect to the Funds.

Nominating Committee.  The Trust has a Nominating Committee, which is composed of the Independent Trustees, Dr. Michael D. Akers, Mr. Gary A. Drska and Mr. Jonas B. Siegel.  The Nominating Committee is responsible for seeking and reviewing candidates for consideration as nominees for the position of trustee and meets only as necessary.  As part of this process, the Nominating Committee considers criteria for selecting candidates sufficient to identify a diverse group of qualified individuals to serve as trustees.

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The Nominating Committee will consider nominees recommended by shareholders for vacancies on the Board of Trustees.  Recommendations for consideration by the Nominating Committee should be sent to the President of the Trust in writing together with the appropriate biographical information concerning each such proposed nominee, and such recommendation must comply with the notice provisions set forth in the Trust’s By-Laws.  In general, to comply with such procedures, such nominations, together with all required information, must be delivered to and received by the Secretary of the Trust at the principal executive office of the Trust not later than 60 days prior to the shareholder meeting at which any such nominee would be voted on. Shareholder recommendations for nominations to the Board of Trustees will be accepted on an ongoing basis and such recommendations will be kept on file for consideration when there is a vacancy on the Board of Trustees.  The Nominating Committee’s procedures with respect to reviewing shareholder nominations will be disclosed as required by applicable securities laws.  The Nominating Committee met once during the Funds’ past fiscal year.

Valuation Committee.  The Trust has a Valuation Committee.  The Valuation Committee is responsible for the following: (1) monitoring the valuation of Fund securities and other investments; and (2) as required, when the Board of Trustees is not in session, for determining the fair value of illiquid securities and other holdings after consideration of all relevant factors, which determinations are reported to the Board.  The Valuation Committee is currently composed of Mr. John Buckel, Ms. Jennifer Lima, Ms. Kelly Burns and Ms. Melissa Aquinaga, who each serve as officers of the Trust.  The Valuation Committee meets as necessary when a price for a portfolio security is not readily available.  During the Funds’ past fiscal year, the Valuation Committee did not meet with respect to the Funds.

Trustee Compensation.
For their service as Trustees, the Independent Trustees receive from the Trust a retainer fee of $52,250 per year, $4,000 for each in-person Board meeting attended and $1,000 for each telephonic Board meeting attended, as well as reimbursement for expenses incurred in connection with attendance at Board meetings(1).  Members of the Audit Committee receive $1,750 for each meeting of the Audit Committee attended.  The chairman of the Audit Committee receives an annual retainer of $2,500.  Interested Trustees of the Trust do not receive any compensation for their service as Trustee.  For the fiscal year ended September 30, 2018, the Trustees received the following compensation from the Funds:

Name of Person/Position	Aggregate Compensation From the		Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund and the Trust(3) Paid to Trustees
	Low Duration High Yield Fund(1)(2)	Long/Short Credit Fund(1)(2)
Dr. Michael D. Akers, Independent Trustee(4)(5)	$425	$425	None	None	$14,250
Gary A. Drska, Independent Trustee(4)	$425	$425	None	None	$14,250
Jonas B. Siegel, Independent Trustee(4)	$425	$425	None	None	$14,250
Joseph C. Neuberger, Interested Trustee	None	None	None	None	None
(1)
Prior to January 1, 2019, the Independent Trustees received a retainer fee of $50,000 per year and $3,750 for each in-person Board meeting attended.  Also, prior to January 1, 2019, members of the Audit Committee received $1,500 for each meeting of the Audit Committee attended.

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(2)	Trustees’ fees and expenses are allocated among the Fund and the other series comprising the Trust.
(3)	There are currently twenty-six other portfolios comprising the Trust.
(4)	Audit Committee member.
(5)	Audit Committee chairman.

Control Persons and Principal Shareholders
A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of a Fund.  A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a Fund or acknowledges the existence of control.  A controlling person possesses the ability to control the outcome of matters submitted for shareholder vote by a Fund.  As of December 31, 2018, no person was a control person of a Fund, and all Trustees and officers as a group owned beneficially (as the term is defined in Section 13(d) under the Securities Exchange Act of 1934, as amended) less than 1% of shares of each Fund.  As of December 31, 2018, the following shareholders were considered to be principal shareholders of the Funds:

Principal Shareholders of the Low Duration High Yield Fund – Institutional Class
Name and Address	% Ownership	Type of Ownership	Parent Company	Jurisdiction
Charles Schwab & Company, Inc. Special Custody FBO Customers 211 Main St San Francisco, CA 94105-1905	40.04%	Record	The Charles Schwab Corporation	DE
NFS LLC FBO Various Client Accounts 499 Washington Blvd Jersey City, NJ 07310-1995	32.68%	Record	Fidelity Global Brokerage Group, Inc	DE

Principal Shareholders of the Long/Short Credit Fund – Institutional Class
Name and Address	% Ownership	Type of Ownership	Parent Company	Jurisdiction
Band & Co Po Box 1787 Milwaukee, WI 53201-1787	67.60%	Record	N/A	N/A
NFS LLC FBO Various Client Accounts 499 Washington Blvd Jersey City, NJ 07310-1995	23.70%	Record	N/A	N/A

Investment Adviser
Investment advisory services are provided to the Funds by the Adviser, CrossingBridge Advisors, LLC, pursuant to an investment advisory agreement (the “Advisory Agreement”).  Cohanzick Management L.L.C. owns more than 25% of the Adviser and is therefore a control person of the Adviser.

The Advisory Agreement continues in effect from year to year with respect to the Long/Short Credit Fund and with respect to the Low Duration High Yield Fund after an initial two-year period, only if such continuance is specifically approved at least annually by: (i) the Board of Trustees or the vote of a majority of the outstanding voting securities of a Fund; and (ii) the vote of a majority of the Trustees of the Trust who are not parties to the Advisory Agreement nor interested persons thereof, cast in person at a meeting called for the purpose of voting on such approval.  The Advisory Agreement is terminable without penalty by the Trust, on behalf of the Funds, upon 60 days’ written notice to the Adviser, when authorized by either: (i) a majority vote of the outstanding voting securities of a Fund; or (ii) by a vote of a majority of the Board of Trustees, or by the Adviser upon 60 days’ written notice to the Trust.  The Advisory Agreement will automatically terminate in the event of its “assignment,” as defined under the 1940 Act.  The Advisory Agreement provides that the Adviser under such agreement shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of portfolio transactions for the Funds, except for willful misfeasance, bad faith or negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder.

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In consideration of the services provided by the Adviser pursuant to the Advisory Agreement, the Adviser is entitled to receive from the Funds a management fee computed daily and paid monthly, based on a rate equal to 0.65% and 1.25% of the Low Duration High Yield Fund’s and Long/Short Credit Fund’s average daily net assets, respectively, as specified in the Prospectus.  The Adviser may voluntarily agree to waive a portion of the management fees payable to it on a month‑to‑month basis, including additional fees above and beyond any contractual agreement the Adviser may have to waive management fees and/or reimburse Fund expenses.  Under a prior investment advisory agreement with the Long/Short Credit Fund’s prior investment adviser, Collins Capital Investments, LLC (“Collins Capital”), Collins Capital was entitled to receive a monthly management fee computed at an annual rate of 1.35% of the Long/Short Credit Fund’s average daily net assets for the services provided by Collins Capital as the prior investment adviser to the Long/Short Credit Fund (subject to applicable operating expenses).  Under an interim investment advisory agreement effective February 1, 2018 through May 7, 2018, the Adviser was entitled to receive a monthly management fee computed at an annual rate of 1.35% of the Long/Short Credit Fund’s average daily net assets in return for the services provided by the Adviser as the interim investment adviser to the Fund (subject to applicable operating expense limitations).

The table below sets forth, for the fiscal periods ended September 30, 2018, February 28, 2018 and February 28, 2017, as applicable, the advisory fees accrued by the Fund under an advisory agreement with the Fund’s former investment adviser or under an interim advisory agreement with the Adviser, the amount of the advisory fees waived by the Fund’s former investment adviser or the Adviser, and the total advisory fees paid by the Fund to the Fund’s former investment adviser under the advisory agreement or to the Adviser under the interim advisory agreement:

Low Duration High Yield Fund
Fiscal Period	Advisory Fee	(Waiver)	Advisory Fee after Waiver
February 1, 2018 through September 30, 2018(1)	$92,712	($127,970)	$0
(1)	The Low Duration High Yield Fund commenced operations on February 1, 2018.

Long/Short Credit Fund

Advisory Fee Paid to CrossingBridge
Fiscal Period	Advisory Fee	(Waiver)	Advisory Fee after Waiver
March 1, 2018 through September 30, 2018(1)	$727,467	($190,706)	$536,761
February 1, 2018 through February 28, 2018	$111,619	($31,808)	$79,811
(1)	The Long/Short Credit Fund changed its fiscal year end from February 28 to September 30.

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Advisory Fee Paid to Collins Capital
Fiscal Period	Advisory Fee	(Waiver)	Advisory Fee after Waiver
March 1, 2017 through January 31, 2018	$1,337,510	($293,509)	$1,044,001
March 1, 2016 through February 28, 2017	$490,571	($305,052)	$185,519

Fund Expenses.  Each Fund is responsible for its own operating expenses.  The Adviser has agreed to waive management fees payable to it by a Fund and/or to reimburse a Fund’s operating expenses to the extent necessary to limit the Fund’s aggregate annual operating expenses (exclusive of interest, acquired fund fees and expenses, leverage (i.e. any expenses incurred in connection with borrowings made by the Fund) and tax expenses, dividends and interest expenses on short positions, expenses incurred in connection with any merger or reorganization, brokerage commissions, and extraordinary expenses such as litigation) to the limit set forth in the “Fees and Expenses of the Fund” table in the Prospectus.  The Adviser may request recoupment of previously waived fees and paid expenses from a Fund for up to three years from the date such fees and expenses were waived or paid, subject to the operating expense limitation agreement, if such reimbursements will not cause a Fund’s expense ratio, after recoupment has been taken into account, to exceed the lesser of: (1) the expense limitation in place at the time of the waiver and/or expense payment; or (2) the expense limitation in place at the time of the recoupment.  Any such reimbursement is also contingent upon the Board of Trustees’ subsequent review and ratification of the reimbursed amounts.

Portfolio Managers
As disclosed in the Prospectus, Oren M. Cohen, Portfolio Manager, serves as the portfolio manager for the Long/Short Credit Fund, and David K. Sherman, Senior Portfolio Manager and Michael De Kler Assistant Portfolio Manager, serve as the Portfolio Managers for the Low Duration High Yield Fund (each, a “Portfolio Manager,” and collectively, the “Portfolio Managers”).  Mr. Cohen is responsible for the day-to-day management of the Long/Short Credit Fund’s investment portfolio.  Mr. Sherman and Mr. De Kler  are jointly responsible for the day-to-day management of the Low Duration High Yield Fund’s portfolio.

Other Accounts Managed by the Portfolio Managers
The table below identifies, for the Portfolio Managers of the Funds, the number of accounts managed (excluding the Funds) and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts.  Asset amounts have been rounded and are approximate as of September 30, 2018.

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance

Oren M. Cohen
Other Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

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Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
David K. Sherman
Other Registered Investment Companies	4	$1,947.2 million	0	$0
Other Pooled Investment Vehicles	5	$66 million	2	$24.7 million
Other Accounts	4	$235.8 million	2	$12.8 million

Michael De Kler
Other Registered Investment Companies	2	$1,112.7 million	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

Material Conflicts of Interest
Potential conflicts of interest may arise in connection with the Portfolio Managers’ management of the Funds’ investments and the management of the investments of “other accounts”.  The other accounts may have the same investment objective as the Funds but may be subject to different management fee structures than the Funds.  Therefore, a potential conflict of interest may arise as a result of the similarities in investment objectives and strategies, whereby the Portfolio Managers could favor one account over another.  Another potential conflict could include the Portfolio Managers’ knowledge about the size, timing and possible market impact of Fund trades, whereby the Portfolio Managers could use this information to the advantage of other accounts and to the disadvantage of the Funds.  The Adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

Portfolio Managers Compensation
Mr. David K. Sherman and Mr. Michael DeKler receive a fixed base salary and incentive awards based on the profitability of the Adviser and the satisfaction of the account objectives.  Further, Mr. David K. Sherman, as a managing partner of the Adviser, participates in the overall profitability of the firm and receives distributions.  Mr. Oren M. Cohen receives a fixed salary and inventive awards based on the advisory fees of the CrossingBridge Long/Short Credit Fund and the satisfaction of the account objectives.  The Portfolio Managers do participate in a retirement plan or other compensation plan.

Ownership of Securities in the Fund by the Portfolio Managers
As of September 30, 2018, the Portfolio Managers beneficially owned shares of the Funds as shown below:

Name of Portfolio Manager	Dollar Range of Equity Securities in the
	Low Duration High Yield Fund	Long/Short Credit Fund
Oren M. Cohen	N/A	Over $1,000,000
David K. Sherman	Over $1,000,000	N/A
Michael De Kler	None	N/A

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Service Providers

Fund Administrator, Transfer Agent and Fund Accountant
Pursuant to a fund administration servicing agreement (the “Administration Agreement”) between the Trust and Fund Services, 615 East Michigan Street, Milwaukee, Wisconsin, 53202, Fund Services acts as the Funds’ administrator.  Fund Services provides certain administrative services to the Funds, including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Funds’ independent contractors and agents; preparing for signature by an officer of the Trust all of the documents required to be filed for compliance by the Trust and the Funds with applicable laws and regulations excluding those of the securities laws of various states; arranging for the computation of performance data, including NAV and yield; responding to shareholder inquiries; and arranging for the maintenance of books and records of the Funds, and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties.  In this capacity, Fund Services does not have any responsibility or authority for the management of the Funds, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares.

Pursuant to the Administration Agreement, as compensation for its services, Fund Services receives from each Fund a combined fee for fund administration and fund accounting services based on each Fund’s current average daily nets assets.  Fund Services is also entitled to certain out-of-pocket expenses.  In addition to its role as Administrator, Fund Services also acts as fund accountant (“Fund Accountant”), transfer agent (“Transfer Agent”) and dividend disbursing agent under separate agreements with the Trust.

For the fiscal periods indicated below, the Funds paid the following in fund administration and fund accounting fees to Fund Services:

Low Duration High Yield Fund

Administration Fees Paid During Fiscal Period Ended September 30
2018
$60,095(1)
(1)	The Low Duration High Yield Fund commenced operations on February 1, 2018.

Long/Short Credit Fund

Administration Fees Paid During Fiscal Periods Ended
March 1, 2018 through September 30,	February 28,	February 28,
2018(1)	2018	2017
$56,019	$108,621	$102,277
(1)	The Long/Short Credit Fund changed its fiscal year end from February 28 to September 30.

Custodian
U.S. Bank National Association, an affiliate of Fund Services, (the “Custodian”) serves as the custodian of the Funds’ assets pursuant to a custody agreement between the Custodian and the Trust, on behalf of the Funds, whereby the Custodian charges fees on a transactional basis plus out-of-pocket expenses.  The Custodian’s address is 1555 North River Center Drive, Milwaukee, Wisconsin, 53212.  The Custodian does not participate in decisions relating to the purchase and sale of securities by the Funds.  The Custodian and its affiliates may participate in revenue sharing arrangements with service providers of mutual funds in which the Funds may invest.

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Legal Counsel
Godfrey & Kahn, S.C., 833 East Michigan Street, Suite 1800, Milwaukee, Wisconsin 53202, serves as counsel to the Funds.

Independent Registered Public Accounting Firm
Cohen & Company, Ltd., 1350 Euclid Avenue, Suite 800, Cleveland, Ohio 44115, serves as the independent registered public accounting firm for the Funds.

Distribution and Servicing of Fund Shares
The Trust has entered into a Distribution Agreement (the “Distribution Agreement”) with the Distributor, Quasar Distributors, LLC, 777 East Wisconsin Avenue, 6th Floor, Milwaukee, WI 53202, pursuant to which the Distributor acts as the Funds’ principal underwriter, provides certain administration services and promotes and arranges for the sale of the Funds’ shares.  The offering of the Funds’ shares is continuous, and the Distributor distributes the Funds’ shares on a best efforts basis.  The Distributor is not obligated to sell any certain number of shares of the Funds.  The Distributor, Administrator and Custodian are affiliated companies.  The Distributor is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

The Distribution Agreement continues in effect only if its continuance is specifically approved at least annually by the Board of Trustees or by vote of a majority of each Fund’s outstanding voting securities and, in either case, by a majority of the Trustees who are not parties to the Distribution Agreement or “interested persons” (as defined in the 1940 Act) of any such party.  The Distribution Agreement is terminable without penalty by the Trust on behalf of a Fund on 60 days’ written notice when authorized either by a majority vote of the outstanding voting securities of a Fund or by vote of a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act).  The Distribution Agreement is terminable without penalty by the Distributor upon 60 days’ written notice to the Trust.  The Distribution Agreement will automatically terminate in the event of its “assignment” (as defined in the 1940 Act), or by the Distributor on 60 days’ written notice.

During the last fiscal period, the Distributor did not receive any net underwriting commissions on the sale of the Funds’ shares.

Rule 12b-1 Distribution Plan
The Funds have adopted a distribution plan pursuant to Rule 12b‑1 under the 1940 Act (the “Distribution Plan”) on behalf of the Investor Class shares of the Low Duration High Yield Fund and the Class A shares of the Long/Short Credit Fund.  Under the Distribution Plan, the Funds pay a Rule 12b-1 fee to the Distributor (the “Distribution Fee”) for promotion and distribution of Investor Class shares of the Low Duration High Yield Fund and Class A shares of the Long/Short Credit Fund.  The Distribution Fee is an annual fee at the rate of 0.25% of the Funds’ average daily NAV attributable to Investor Class and Class A shares of the Low Duration High Yield Fund and the Long/Short Credit Fund, respectively.  The Distribution Plan provides that the Distributor may use all or any portion of such Distribution Fee to finance any activity that is principally intended to result in the sale of Fund shares, subject to the terms of the Distribution Plan.  Institutional Class shares of the Funds are not subject to the Distribution Plan and do not pay Rule 12b-1 distribution fees.

The Distribution Fee is payable to the Distributor regardless of the distribution-related expenses actually incurred on behalf of Investor Class shares and Class A shares of the Low Duration High Yield Fund and Long/Short Credit Fund, respectively.  Because the Distribution Fee is not directly tied to expenses, the amount of distribution fees paid by the Investor Class shares and Class A shares of the Low Duration High Yield Fund and Long/Short Credit Fund, respectively, during any year may be more or less than actual expenses incurred pursuant to the Distribution Plan.  For this reason, this type of distribution fee arrangement is characterized by the staff of the SEC as a “compensation” plan.

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The Distributor may use the Distribution Fee to pay for services covered by the Distribution Plan including, but not limited to, advertising, compensating underwriters, dealers and selling personnel engaged in the distribution of Investor Class shares and Class A shares, the printing and mailing of prospectuses, statements of additional information and reports to other than current Fund shareholders, the printing and mailing of sales literature pertaining to the Funds, and obtaining whatever information, analyses and reports with respect to marketing and promotional activities that the Funds may, from time to time, deem advisable.

For the fiscal period ended September 30, 2018, the Investor Class shares of the Low Duration High Yield Fund did not incur any Rule 12b-1 fees.  Class A shares of the Long/Short Credit Fund are no longer offered, but Rule 12b-1 fees totaling $685 were paid during the prior fiscal period ended September 30, 2018.

The Distribution Plan provides that it will continue from year to year upon approval by the majority vote of the Board, including a majority of the trustees who are not “interested persons” of a Fund, as defined in the 1940 Act, and who have no direct or indirect financial interest in the operations of the Distribution Plan or in any agreement related to such plan (the “Qualified Trustees”), as required by the 1940 Act, cast in person at a meeting called for that purpose.  It is also required that the trustees who are not “interested persons” of the Funds, select and nominate all other trustees who are not “interested persons” of the Funds.  The Distribution Plan and any related agreements may not be amended to materially increase the amounts to be spent for distribution expenses without approval of shareholders holding a majority of the Low Duration High Yield Fund’s and Long/Short Credit Fund’s Investor Class shares and Class A shares, respectively, outstanding.  All material amendments to the Distribution Plan or any related agreements must be approved by a vote of a majority of the Board of Trustees, including a majority of the Qualified Trustees, cast in person at a meeting called for the purpose of voting on any such amendment.

The Distribution Plan requires that the Distributor provide to the Board, at least quarterly, a written report on the amounts and purpose of any payment made under the Distribution Plan.  The Distributor is also required to furnish the Board with such other information as may reasonably be requested in order to enable the Board to make an informed determination of whether the Distribution Plan should be continued.  The Distribution Plan may be continued from year-to-year only if the Board, including a majority of the Qualified Trustees, concludes at least annually that continuation of the Plan is reasonably likely to benefit shareholders.  In particular, the Board of Trustees has determined that it believes that the Distribution Plan is reasonably likely to provide an incentive for brokers, dealers and other financial intermediaries to engage in sales and marketing efforts on behalf of the Funds and to provide enhanced services to holders of Investor Class and Class A shares.  With the exception of the Adviser and the Distributor, in its capacity as the Funds’ principal underwriter, no “interested person” of the Funds, as defined in the 1940 Act, and no Qualified Trustee of the Funds has or had a direct or indirect financial interest in the Distribution Plan or any related agreement.

As noted above, the Distribution Plan provides for the ability to use Investor Class and Class A assets to pay financial intermediaries (including those that sponsor mutual fund supermarkets), plan administrators and other service providers to finance any activity that is principally intended to result in the sale of Investor Class and Class A shares (distribution services).  The payments made by the Funds to these financial intermediaries are based primarily on the dollar amount of assets invested in the Investor Class and Class A shares of the Low Duration High Yield Fund and Long/Short Credit Fund, respectively, through the financial intermediaries.  These financial intermediaries may pay a portion of the payments that they receive from the Funds to their investment professionals.  In addition to the ongoing asset-based fees paid to these financial intermediaries under the Distribution Plan, the Funds may, from time to time, make payments under the Distribution Plan that help defray the expenses incurred by these intermediaries for conducting training and educational meetings about various aspects of the Funds for their employees.  In addition, the Funds may make payments under the Distribution Plan for exhibition space and otherwise help defray the expenses these financial intermediaries incur in hosting client seminars where the Funds are discussed.

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To the extent these asset-based fees and other payments made under the Distribution Plan to these financial intermediaries for the distribution services they provide to the Low Duration High Yield Fund’s Investor Class shareholders and Long/Short Credit Fund’s shareholders and Class A, respectively, exceed the Distribution Fees available, these payments are made by the Adviser from its own resources, which may include its profits from the advisory fee it receives from the Funds.  In addition, the Funds may participate in various “fund supermarkets” in which a mutual fund supermarket sponsor (usually a broker-dealer) offers many mutual funds to the sponsor’s customers without charging the customers a sales charge.  In connection with its participation in such platforms, the Adviser may use all or a portion of the Distribution Fee to pay one or more supermarket sponsors a negotiated fee for distributing the Low Duration High Yield Fund’s Investor Class shares and the Long/Short Credit Fund’s Class A shares.  In addition, in its discretion, the Adviser may pay additional fees to such intermediaries from its own resources.

Shareholder Servicing Plan
The Funds have adopted a Shareholder Servicing Plan to pay for shareholder support services from the Funds’ assets pursuant to a Shareholder Servicing Agreement in an amount not to exceed 0.15% and 0.10% of the Low Duration High Yield Fund’s and Long/Short Credit Fund’s average daily net assets, respectively.  Currently, the shareholder servicing fee authorized for the Low Duration High Yield Fund is 0.10%; however, the fee may be increased to 0.15% of the Low Duration High Yield Fund’s daily net assets, at any time.  The Funds are responsible for paying a portion of shareholder servicing fees to each of the shareholder servicing agents who have written shareholder servicing agreements with the Funds, and perform shareholder servicing functions and maintenance of shareholder accounts on behalf of shareholders.

For the fiscal periods indicated below, the Funds paid the following shareholder servicing fees:

Low Duration High Yield Fund

Shareholder Servicing Fees Paid During Fiscal Period Ended September 30
2018
$14,263(1)
(1)	The Low Duration High Yield Fund commenced operations on February 1, 2018.

Long/Short Credit Fund

Shareholder Servicing Fees Paid During Fiscal Periods Ended
March 1, 2018 through September 30,	February 28,	February 28,
2018(1)	2018	2017
$56,372	$106,968	$25,630
(1)	The Long/Short Credit Fund changed its fiscal year end from February 28 to September 30.

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Portfolio Transactions and Brokerage
Pursuant to the Advisory Agreement, the Adviser determines which securities are to be purchased and sold by the Funds and which broker-dealers are eligible to execute the Funds’ portfolio transactions.  Purchases and sales of securities in the over-the-counter market will generally be executed directly with a “market-maker” unless, in the opinion of the Adviser, a better price and execution can otherwise be obtained by using a broker for the transaction.

Purchases of portfolio securities for the Funds will be effected through broker-dealers (including banks) that specialize in the types of securities that the Funds will be holding, unless better executions are available elsewhere.  Dealers usually act as principal for their own accounts.  Purchases from dealers will include a spread between the bid and the asked price.  If the execution and price offered by more than one dealer are comparable, the order may be allocated to a dealer that has provided research or other services as discussed below.

In placing portfolio transactions, the Adviser will use reasonable efforts to choose broker-dealers capable of providing the services necessary to obtain the most favorable price and execution available.  The full range and quality of services, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm’s risk in positioning a block of securities and other factors available, will be considered in making these determinations.  In those instances where it is reasonably determined that more than one broker-dealer can offer the services needed to obtain the most favorable price and execution available, consideration may be given to those broker-dealers that furnish or supply research and statistical information to the Adviser that it may lawfully and appropriately use in its investment advisory capacities, as well as provide other brokerage services in addition to execution services.  The Adviser considers such information, which is in addition to and not in lieu of the services required to be performed by it under its Advisory Agreement with the Funds, to be useful in varying degrees, but of indeterminable value.  Portfolio transactions may be placed with broker-dealers who sell shares of the Funds subject to rules adopted by FINRA and the SEC.  Portfolio transactions may also be placed with broker-dealers in which the Adviser has invested on behalf of the Funds and/or client accounts.

While it is the Funds’ general policy to first seek to obtain the most favorable price and execution available in selecting a broker-dealer to execute portfolio transactions for the Funds, weight is also given to the ability of a broker-dealer to furnish brokerage and research services to the Funds or to the Adviser, even if the specific services are not directly useful to the Funds and may be useful to the Adviser in advising other clients.  In negotiating commissions with a broker or evaluating the spread to be paid to a dealer, the Funds may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by the Adviser to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer.  The standard of reasonableness is to be measured in light of the Adviser’s overall responsibilities to the Funds.

Investment decisions for the Funds are made independently from those of other client accounts.  Nevertheless, it is possible that at times identical securities will be acceptable for both the Funds and one or more of such client accounts.  In such event, the position of the Funds and such client account(s) in the same issuer may vary and the length of time that each may choose to hold its investment in the same issuer may likewise vary.  However, to the extent any of these client accounts seek to acquire the same security as the Funds at the same time, the Funds may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security.  Similarly, the Funds may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time.  If one or more of such client accounts simultaneously purchases or sells the same security that the Funds is purchasing or selling, each day’s transactions in such security will be allocated between the Funds and all such client accounts in a manner deemed equitable by the Adviser, taking into account the respective sizes of the accounts and the amount being purchased or sold.  It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as the Funds are concerned.  In other cases, however, it is believed that the ability of the Funds to participate in volume transactions may produce better executions for the Funds.  Notwithstanding the above, the Adviser may execute buy and sell orders for accounts and take action in performance of their duties with respect to any of its accounts that may differ from actions taken with respect to another account, so long as the Adviser shall, to the extent practical, allocate investment opportunities to accounts, including the Funds, over a period of time on a fair and equitable basis and in accordance with applicable law.

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When buying or selling securities, the Adviser may execute trades for the Funds with broker-dealers that are affiliated with the Trust, the Adviser or their affiliates, and the Funds may pay commissions to such broker-dealers in accordance with procedures adopted by the Board.  The Trust has adopted procedures to monitor and control such affiliated brokerage transactions, which are reported to and reviewed by the Board at least quarterly.

The Funds are required to identify any securities of their “regular brokers or dealers” that the Funds have acquired during their most recent fiscal year.  The Funds did not acquire any securities of their “regular brokers or dealers” during the fiscal period ended September 30, 2018.

The Funds are also required to identify any brokerage transactions during their most recent fiscal year that were directed to a broker because of research services provided, along with the amount of any such transactions and any related commissions paid by the Funds.  During the fiscal period ended September 30, 2018, there were no such transactions.

For the fiscal periods indicated below, the Funds paid the following brokerage commissions:

Low Duration High Yield Fund

Brokerage Commissions Paid During Fiscal Period Ended September 30
2018
$0(1)
(1)	The Low Duration High Yield Fund commenced operations on February 1, 2018.

Long/Short Credit Fund

Brokerage Commissions Paid During Fiscal Periods Ended
March 1, 2018 through September 30,	February 28,	February 28,
2018(1)	2018	2017
$146	$30	$482
(1)	The Long/Short Credit Fund changed its fiscal year end from February 28 to September 30.

Portfolio Turnover
Portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Adviser, investment considerations warrant such action.  Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year.  A 100% turnover rate would occur if all the securities in the Fund’s portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year.  A high rate of portfolio turnover (100% or more) generally leads to above-average transaction and brokerage commission costs and may generate capital gains, including short-term capital gains taxable to shareholders at ordinary income rates.  To the extent that the Funds experience an increase in brokerage commissions due to a higher portfolio turnover rate, the performance of the Funds could be negatively impacted by the increased expenses incurred by the Funds.

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For the fiscal periods indicated below, the portfolio turnover rate for the Funds was as follows:

Low Duration High Yield Fund

Portfolio Turnover During Fiscal Period Ended September 30,
2018
76.70%(1)
(1)	The Low Duration High Yield Fund commenced operations on February 1, 2018.

Long/Short Credit Fund

Portfolio Turnover During Fiscal Periods Ended
March 1, 2018 through	February 28,
September 30, 2018(1)	2018
48.00%	116.33%
(1)	The Long/Short Credit Fund changed its fiscal year end from February 28 to September 30.

Code of Ethics
The Funds, the Adviser and the Distributor have each adopted a Code of Ethics under Rule 17j-1 of the 1940 Act.  These Codes of Ethics permit, subject to certain conditions, personnel of the Adviser and Distributor to invest in securities that may be purchased or held by the Funds.

Proxy Voting Procedures
The Board of Trustees has adopted Proxy Voting Policies and Procedures (the “Proxy Policies”) on behalf of the Trust which delegate the responsibility for voting proxies to the Adviser, subject to the Board of Trustee’s continuing oversight.  The Proxy Policies require that the Adviser vote proxies received in a manner consistent with the best interests of the Funds and their shareholders.  The Proxy Policies also require the Adviser to present to the Board of Trustees, at least annually, the Adviser’s Proxy Policies and a record of each proxy voted by the Adviser on behalf of the Funds, including a report on the resolution of all proxies identified by the Adviser as involving a conflict of interest.

The Adviser seeks to vote proxies in a manner reasonably believed to be in the best interests of shareholders and not affected by any material conflict of interest.  The Adviser considers shareholders’ best economic interests over that long term, that is, the common interest of all shareholders over time.  Unless instructed by a client to follow its own proxy voting policies and procedures, the Adviser generally will not consider a client’s individual characteristics or circumstances (including any social or political concerns) when determining how to vote proxies.  Consequently, the Adviser typically votes solicited proxies identically for all client accounts for which they have discretionary authority.  The Adviser’s general philosophy is to support management recommendations on routine matters such as approval of financial statements, director/trustee elections, and appointment of auditors.

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The Adviser’s Proxy Voting Guidelines
The Adviser has adopted proxy voting guidelines to assist in making voting decisions on common issues.  The guidelines are designed to address those securities in which the Funds generally invest and may be revised in the Adviser’s discretion.  Any non-routine matters not addressed by the proxy voting guidelines are addressed on a case-by-case basis, taking into account all relevant facts and circumstances at the time of the vote, particularly where such matters have a potential for major economic impact on the issuer’s structure or operations.  In making voting determinations, the Adviser may conduct research internally and/or use the resources of an independent research consultant.  The Adviser may also consider other materials such as studies of corporate governance and/or analyses of shareholder and management proposals by a certain sector of companies and may engage in dialogue with an issuer’s management.  To the extent that a client may direct the Adviser to vote according to its own proxy voting policies, the Adviser may vote that client’s securities differently than the same securities voted for other clients including the Fund.

In some cases, the cost of voting a proxy may outweigh the expected benefits.  For example, casting a vote on a foreign security may involve additional costs such as hiring a translator or traveling to the foreign country to vote the security in person.  The Adviser may abstain from voting a proxy if the effect on shareholders’ economic interests or the value of the portfolio holding is indeterminable or insignificant.

In certain cases, securities on loan as part of a securities lending program may not be voted.  Nothing in the proxy voting policies shall obligate the Adviser to exercise voting rights with respect to a portfolio security if it is prohibited by the terms of the security or by applicable law or otherwise.  The Adviser will not discuss with members of the public how they intend to vote on any particular proxy proposal.

In the event of a conflict between the interests of the Adviser and the Funds, the Proxy Policies provide that the conflict may be disclosed to the Board of Trustees or its delegate, who shall provide direction on how to vote the proxy.  The Board of Trustees has delegated this authority to the Independent Trustees, and the proxy voting direction in such a case shall be determined by a majority of the Independent Trustees.

The actual voting records relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge, upon request, by calling toll-free, 888-898-2780 or by accessing the SEC’s website at www.sec.gov.

Anti-Money Laundering Compliance Program
The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (the “USA PATRIOT Act”).  To ensure compliance with this law, the Trust’s Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.  Ms. Elizabeth B. Scalf has been designated as the Trust’s Anti-Money Laundering Compliance Officer.

Procedures to implement the Program include, but are not limited to: determining that the Distributor and the Transfer Agent have established proper anti-money laundering procedures; reporting suspicious and/or fraudulent activity; and a complete and thorough review of all new account applications.  The Funds will not transact business with any person or legal entity whose identity and beneficial owners, if applicable, cannot be adequately verified under the provisions of the USA PATRIOT Act.

As a result of the Program, the Funds may be required to “freeze” the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Funds may be required to transfer the account or proceeds of the account to a governmental agency.

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Portfolio Holdings Information
The Trust, on behalf of the Funds, has adopted portfolio holdings disclosure policies (the “Disclosure Policies”) that govern the timing and circumstances of disclosure of portfolio holdings of the Funds.  Information about the Funds’ portfolio holdings will not be distributed to any third party except in accordance with these Disclosure Policies.  The Board of Trustees considered the circumstances under which the Funds’ portfolio holdings may be disclosed under the Disclosure Policies, considering actual and potential material conflicts that could arise in such circumstances between the interests of the Funds’ shareholders and the interests of the Adviser, Distributor or any other affiliated person of the Funds.  After due consideration, the Board determined that the Funds have a legitimate business purpose for disclosing portfolio holdings to persons described in these Disclosure Policies.

Information about the Funds’ portfolio holdings will not be distributed to any third party except as described below:

•	the disclosure is required to respond to a regulatory request, court order or other legal proceedings;
•
the disclosure is to a mutual fund rating or evaluation services organization (such as Factset, Morningstar and Lipper), or statistical agency or person performing similar functions, or due diligence department of a broker-dealer or wirehouse, who has, if necessary, signed a confidentiality agreement, or is bound by applicable duties of confidentiality imposed by law, with the Funds;

•
the disclosure is made to the Funds’ service providers who generally need access to such information in the performance of their contractual duties and responsibilities, and who are subject to duties of confidentiality imposed by law and/or contract, such as the Adviser, the Board of Trustees, the Funds’ independent registered public accountants, regulatory authorities, counsel to the Funds or the Board of Trustees, proxy voting service providers, financial printers involved in the reporting process, the fund administrator, fund accountant, transfer agent, or custodian of the Funds;

•
the disclosure is made by the Adviser’s trading desk to broker-dealers in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities; in addition the Adviser’s trading desk may periodically distribute a holdings list (consisting of names only) to broker-dealers so that such brokers can provide the Adviser with order flow information;

•	the disclosure is made to institutional consultants evaluating the Funds on behalf of potential investors;
•
the disclosure is (a) in connection with a quarterly, semi-annual or annual report that is available to the public or (b) relates to information that is otherwise available to the public (e.g. portfolio information that is available on the Funds’ website at least one day prior to the disclosure); or

•
the disclosure is made pursuant to prior written approval of the Trust’s CCO, or other person so authorized, is for a legitimate business purpose and is in the best interests of the Funds’ shareholders.

For purposes of the Disclosure Policies, portfolio holdings information does not include descriptive information if that information does not present material risks of dilution, arbitrage, market timing, insider trading or other inappropriate trading for the Funds.  Information excluded from the definition of portfolio holdings information generally includes, without limitation: (i) descriptions of allocations among asset classes, regions, countries or industries/sectors; (ii) aggregated data such as average or median ratios, or market capitalization, performance attributions by industry, sector or country; or (iii) aggregated risk statistics.  It is the policy of the Trust to prohibit any person or entity from receiving any direct or indirect compensation or consideration of any kind in connection with the disclosure of information about the Fund’s portfolio holdings.

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The Trust’s CCO must document any decisions regarding non-public disclosure of portfolio holdings and the rationale therefor.  In connection with the oversight responsibilities by the Board of Trustees, any documentation regarding decisions involving the non-public disclosure of portfolio holdings of the Funds to third parties must be provided to the full Board of Trustees or its authorized committee.

Currently, each Fund provides monthly portfolio holdings to rating and ranking organizations, including Lipper, a Thomson Reuters Company, Morningstar, Inc., Standard & Poor's Financial Services, LLC, Bloomberg L.P., Thomson Reuters Corporation, Vickers Stock Research Corporation and Capital-Bridge, Inc.  The Funds’ holdings will be posted monthly to the Funds’ website, www.crossingbridgefunds.com. The Funds’ top holdings will also be available in the Funds’ quarterly Fact Sheets.  Portfolio holdings disclosure may be approved under the Disclosure Policies by the Trust’s CCO, Treasurer or President.  Disclosure of the Funds’ complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter, in the annual and semi-annual reports to Fund shareholders, and in the quarterly holdings report on Form N-Q.  These reports will be made available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov.

Any suspected breach of this policy must be reported immediately to the Trust’s CCO, or to the chief compliance officer of the Adviser who must report it to the Trust’s CCO.  The Board of Trustees reserves the right to amend the Disclosure Policies at any time without prior notice in its sole discretion.

Determination of Net Asset Value
The NAV of the Funds’ shares will fluctuate and is determined as of the close of trading on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m., Eastern time) each business day.  The NYSE annually announces the days on which it will not be open for trading.  The most recent announcement indicates that it will not be open on the following days: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.  However, the NYSE may close on days not included in that announcement.  If the NYSE closes early, the Funds will calculate the NAV at the closing time on that day.  If an emergency exists as permitted by the SEC, the NAV may be calculated at a different time.

The NAV per share is computed by dividing the value of the securities held by a Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of shares in a Fund outstanding at such time.

Net Assets	=	Net Asset Value Per Share
Shares Outstanding

Generally, the Funds’ investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the Adviser and the Valuation Committee pursuant to procedures approved by or under the direction of the Board of Trustees.

Each security owned by a Fund that is listed on a securities exchange is valued at the last sale price at the close of that exchange on the exchange on the date of which assets are valued.  Swap agreements, such as credit default swaps, interest rate swaps and currency swaps, are priced by an approved pricing service.  Forward currency contracts are valued at the mean between the bid and asked prices.  Commodities futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the settlement price at the close of trading on such exchange or board or trade.  Rights and warrants are valued at the last sale price at the close of the exchange on which the security is primarily traded.

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If the security is listed on more than one exchange, the Funds will use the price of the exchange that the Adviser generally considers to be the principal exchange on which the security is traded.  Portfolio securities listed on the NASDAQ Stock Market LLC (“NASDAQ”) will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price.  If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent bid and asked prices at the close of the exchange on such day or the security shall be valued at the latest sales price on the “composite market” for the day such security is being valued.  The composite market is defined as a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by a pricing service.

Debt securities, including short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by an approved pricing service.  Pricing services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations.  If a price is not available from an approved pricing service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained.  Quotations will be valued at the mean between the bid and the offer.  Fixed income securities purchased on a delayed-delivery basis are typically marked to market daily until settlement at the forward settlement date.  Any discount or premium is accreted or amortized using the constant yield method until maturity.

Foreign securities will be priced in their local currencies as of the close of their primary exchange or market or as of the time a Fund calculates its NAV, whichever is earlier.  Foreign securities, currencies and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by an approved pricing service or reporting agency.  All assets denominated in foreign currencies will be converted into U.S. dollars using the applicable currency exchange rates as of the close of the NYSE, generally 4:00 p.m. Eastern Time.

All other assets of the Funds are valued in such manner as the Board of Trustees in good faith deems appropriate to reflect their fair value.

Additional Purchase and Redemption Information
The information provided below supplements the information contained in the Prospectus regarding the purchase and redemption of Fund shares.

How to Purchase Shares
You may purchase shares of the Funds directly from the Funds, or from securities brokers, dealers or other financial intermediaries (collectively, “Financial Intermediaries”).  Investors should contact their Financial Intermediary directly for appropriate instructions, as well as information pertaining to accounts and any service or transaction fees that may be charged.  The Funds may enter into arrangements with certain Financial Intermediaries whereby such Financial Intermediaries (and other authorized designees) are authorized to accept your order on behalf of the Funds (each an “Authorized Intermediary”).  If you transmit your purchase request to an Authorized Intermediary before the close of regular trading (generally 4:00 p.m., Eastern time) on a day that the NYSE is open for business, shares will be purchased at the next calculated NAV, after the Authorized Intermediary receives the request.  Investors should check with their Financial Intermediary to determine if it is an Authorized Intermediary.

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Shares are purchased at the next calculated NAV, after the Transfer Agent or Authorized Intermediary receives your purchase request in good order.  In most cases, in order to receive that day’s NAV, the Transfer Agent must receive your order in good order before the close of regular trading on the NYSE (generally 4:00 p.m., Eastern time).

The Trust reserves the right in its sole discretion: (i) to suspend the continued offering of the Funds’ shares; (ii) to reject purchase orders in whole or in part when in the judgment of the Adviser or the Distributor such rejection is in the best interest of the Funds; and (iii) to reduce or waive the minimum for initial and subsequent investments for certain fiduciary accounts or under circumstances where certain economies can be achieved in sales of the Funds’ shares.

Sales Charges on Class A Shares
If you purchase Class A shares of the Long/Short Credit Fund you will pay an initial sales charge of 5.00% when you invest, unless you qualify for a reduction or waiver of the sales charge.  The sales charge for Class A shares of the Long/Short Credit Fund is calculated as follows(1):

Investment Amount	Sales Charge as a % of Offering Price	Sales Charge as a % of Net Amount Invested	Dealer Reallowance
Less than $50,000(2)	5.00%	5.26%	5.00%
$50,000 but less than $100,000	4.50%	4.71%	4.50%
$100,000 but less than $250,000	3.50%	3.63%	3.50%
$250,000 but less than $500,000	2.50%	2.56%	2.50%
$500,000 but less than $750,000	2.25%	2.30%	2.25%
$750,000 but less than $1,000,000	1.75%	1.78%	1.75%
$1,000,000 or more(3)	0.00%	0.00%	0.00%
(1)
Class A shares are offered and sold at the next offering price, which is the sum of the NAV per share and the sales charge indicated above.  Since the offering price is calculated to two decimal places using standard rounding criteria, the number of shares purchased and the dollar amount of the sales charge as a percentage of the offering price and of your net investment may be higher or lower depending on whether there was a downward or upward rounding.

(2)	The minimum initial investment for Class A shares of the Long/Short Credit Fund is $2,500.
(3)	A finder’s fee of 0.50% will be paid directly by the Adviser to the dealer on accounts with an aggregate value of $1,000,000 or more.

You should always discuss the suitability of your investment with your broker-dealer or financial adviser.

Class A Sales Charge Reductions and Waivers

Rights of Accumulation.  You may combine your current purchase of Class A shares of the Long/Short Credit Fund with other existing Class A shares currently owned for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases.  The applicable sales charge for the new purchase is based on the total of your current purchase and the current NAV of all other Class A shares you own at the financial intermediary at which you are making the current purchase.  You may not aggregate shares held at different financial intermediaries.  If the current purchase is made directly through the Transfer Agent, only those shares held directly at the Transfer Agent may apply toward the right of accumulation.  You may aggregate shares that you own and that are currently owned by family members including spouses, minor children or parents residing at the same address.  Shares held in the name of a nominee or custodian under pension, profit sharing or employee benefit plans may not be combined with other shares to qualify for the right of accumulation.  You must notify the Transfer Agent or your financial intermediary at the time of purchase in order for the right of accumulation to apply.  The Long/Short Credit Fund is not liable for any difference in purchase price if you fail to notify the Transfer Agent of your intent to exercise your right of accumulation and the Fund reserves the right to modify or terminate this right at any time.

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Reinstatement Privilege.  If you redeem Class A shares of the Long/Short Credit Fund, and within 60 days purchase and register new Class A shares of the Fund, you will not pay a sales charge on the new purchase amount.  The amount eligible for this privilege may not exceed the amount of your redemption proceeds.  To exercise this privilege, contact your financial intermediary.

Letter of Intent.  By signing a Letter of Intent (“LOI”), you can reduce your Class A sales charge.  Your individual purchases will be made at the applicable sales charge based on the amount you intend to invest over a 13-month period.  The LOI will apply to all purchases of Class A shares of the Long/Short Credit Fund.  Any Class A shares purchased within 90 days of the date you sign the letter of intent may be used as credit toward completion, but the reduced sales charge will only apply to new purchases made on or after that date.  Purchases resulting from the reinvestment of distributions do not apply toward fulfillment of the LOI.  Shares equal to 5.00% of the amount of the LOI will be held in escrow during the 13-month period.  If at the end of that time the total amount of purchases made is less than the amount intended, you will be required to pay the difference between the reduced sales charge and the sales charge applicable to the individual purchases had the LOI not been in effect.  This amount will be obtained from redemption of the escrow shares.  Any remaining escrow shares will be released to you.

Investments of $1,000,000 or More.  There is no initial sales charge on a lump sum share purchase of $1,000,000 or more of Class A shares of the Long/Short Credit Fund, nor on any purchase into a Class A account with an accumulated value of $1,000,000 or more.  However, if you have taken advantage of this waiver and redeem your shares within 12 months of purchase, there is a CDSC of 0.50% imposed on such shares based on the lesser of original cost or current market value.  However, the CDSC will not apply if you are otherwise entitled to a waiver of the initial sales charge as listed in “Initial Sales Charge Waivers” below.  Also, the CDSC will not apply if you are entitled to a waiver as listed in “Contingent Deferred Sales Charges Waivers,” below.

Initial Sales Charge Waivers.  Sales charges for Class A shares of the Long/Short Credit Fund may be waived under certain circumstances for some investors or for certain purchases.  You will not have to pay a sales charge on purchases of Class A shares of the Long/Short Credit Fund if:

•	you are an affiliate of the Adviser or any of its or the Long/Short Credit Fund’s officers, directors, trustees, employees or retirees;
•	you are a registered representative of any broker-dealer authorized to sell Long/Short Credit Fund shares, subject to the internal policies and procedures of the broker-dealer;
•
you are a member of the immediate families of any of the foregoing (i.e., parent, child, spouse, domestic partner, sibling, step or adopted relationships, grandparent, grandchild and UTMA accounts naming qualifying persons);

•	you are a fee-based registered investment adviser, financial planner, bank trust department or registered broker-dealer and are purchasing shares on behalf of your customers;
•
you are purchasing shares for retirement (not including IRA accounts) and deferred compensation plans and the trusts used to fund such plans (including, but not limited to, those defined in Sections 401(k), 403(b) and 457 of the the Code, and “rabbi trusts”), for which an affiliate of the Adviser acts as trustee or administrator;

•	you are purchasing shares for a 401(k), 403(b) and 457 plans, and profit sharing and pension plans that invest $1 million or more or have more than 100 participants;
•	you are a current shareholder whose aggregate investment in Class A shares of the Long/Short Credit Fund exceeds $1,000,000; or
•	you are an individual on certain accounts under investment programs managed by the Adviser.

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To receive a reduction in your Class A sales charge, you must let your financial institution or shareholder services representative know at the time you purchase shares that you qualify for such a reduction.  You may be asked by your financial adviser or shareholder services representative to provide account statements or other information regarding your related accounts or related accounts of your immediate family in order to verify your eligibility for a reduced sales charge.  Your investment professional or financial institution must notify the Long/Short Credit Fund if your share purchase is eligible for the sales load waiver.  Sales charges will not be applied to shares purchased by reinvesting distributions.

Contingent Deferred Sales Charge Waivers.  For Class A shares of the Long/Short Credit Fund, a CDSC is imposed on shares purchased at the $1,000,000 breakpoint (as described in “Sales Charge on Class A Shares,” above) that are redeemed within 12 months of purchase.  In the case of a partial redemption, the first shares redeemed are any reinvested shares.  After that, shares are always redeemed on a “first in first out” (“FIFO”) basis. If the first shares redeemed have been held for longer than 12 months from the date of purchase, then no sales charge is imposed on the redemption.  The sales charge is imposed on a lot by lot basis on the market value or initial purchase price, whichever is lower.  This deferred sales charge may be waived under certain circumstances such as:

•	death of the shareholder;
•	divorce, where there exists a court decree that requires redemption of the shares;
•	return of IRA excess contributions;
•	shares redeemed by the Long/Short Credit Fund due to low balance or other reasons;
•	shares redeemed in accordance with the Fund’s Systematic Withdrawal Plan (“SWP”); and
•	other circumstances under the Adviser’s discretion.

If you would like information about sales charge waivers, call your financial representative or contact the Funds at 888-898-2780.  Information about the Long/Short Credit Fund’s Class A sales charges is available on the Fund’s website at www.crossingbridgefunds.com.

How to Redeem Shares and Delivery of Redemption Proceeds
You may redeem your Fund shares any day the NYSE is open for regular trading, either directly with the Funds or through your Financial Intermediary.

Payments to shareholders for shares of the Funds redeemed directly from the Funds will be made as promptly as possible, but no later than seven days after receipt by the Transfer Agent of the written request in proper form, with the appropriate documentation as stated in the Prospectus, except that the Funds may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the NYSE is restricted as determined by the SEC or the NYSE is closed other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of the Funds not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of the Funds’ shareholders.  Under unusual circumstances, the Funds may suspend redemptions, or postpone payment for more than seven days, but only as authorized by SEC rules.

The value of shares on redemption or repurchase may be more or less than the investor’s cost, depending upon the market value of the Funds’ portfolio securities at the time of redemption or repurchase.

Telephone Redemptions
Shareholders with telephone transaction privileges established on their account may redeem Fund shares by telephone.  Upon receipt of any instructions or inquiries by telephone from the shareholder, the Funds or their authorized agents may carry out the instructions and/or respond to the inquiry consistent with the shareholder’s previously established account service options.  For joint accounts, instructions or inquiries from either party will be carried out without prior notice to the other account owners.  In acting upon telephone instructions, the Funds and their agents use procedures that are reasonably designed to ensure that such instructions are genuine.  These include recording all telephone calls, requiring pertinent information about the account and sending written confirmation of each transaction to the registered owner.

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The Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine.  If the Transfer Agent fails to employ reasonable procedures, the Funds and the Transfer Agent may be liable for any losses due to unauthorized or fraudulent instructions.  If these procedures are followed, however, to the extent permitted by applicable law, neither the Funds nor their agents will be liable for any loss, liability, cost or expense arising out of any redemption request, including any fraudulent or unauthorized request.  For additional information, contact the Transfer Agent.

Redemption in Kind
The Funds do not intend to redeem shares in any form except cash.  The Trust, however, has filed a notice of election under Rule 18f-1 of the 1940 Act that allows the Funds to satisfy, in kind, redemption requests of a certain amount.  Specifically, if the amount you are redeeming during any 90-day period is in excess of the lesser of $250,000 or 1% of the net assets of a Fund, valued at the beginning of such period, that Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of the net assets of the Fund in securities instead of cash.  If a Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash, and will bear any market risks associated with such securities until they are converted into cash.  For federal income tax purposes, redemptions made in-kind are taxed in the same manner as redemptions made in cash.  In addition, sales of in-kind securities may generate taxable gains.

Federal Income Tax Matters
This section is not intended to be a full discussion of federal income tax laws and the effect of such laws on you.

This section is based on the Code, Treasury Regulations, judicial decisions, and IRS guidance as of the date hereof, all of which are subject to change, and possibly with retroactive effect.  These changes could impact the Funds’ investments or the tax consequences to you of investing in a Fund.  Some of the changes could affect the timing, amount and tax treatment of Fund distributions made to shareholders.  There may be other federal, state, foreign or local tax considerations to a particular shareholder.  No assurance can be given that legislative, judicial, or administrative changes will not be forthcoming which could affect the accuracy of any statements made in this section.  Please consult your tax adviser before investing.

Each series of the Trust is treated as a separate entity for federal income tax purposes.  The Funds, each a series of the Trust, intend to qualify and elect to be treated as a RIC under Subchapter M of the Code, provided they comply with all applicable requirements regarding the source of their income, diversification of their assets and timing and amount of their distributions.  Each Fund’s policy is to distribute to its shareholders all of its investment company taxable income and net capital gain for each fiscal year in a manner that complies with the distribution requirements of the Code, so that the Fund will not be subject to any federal income or excise taxes on amounts distributed.  However, the Funds can give no assurances that their anticipated distributions will be sufficient to eliminate all Fund level taxes.  If a Fund does not qualify as a RIC and is unable to obtain relief from such failure, it would be taxed as a corporation and, in such case, it would be more beneficial for a shareholder to directly own the Fund’s underlying investments rather than indirectly owning them through the Fund.

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To qualify as a RIC, each Fund must derive at least 90% of its gross income from “good income,” which includes: (1) dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies; (2) other income (including but not limited to gains from options, futures or forward contracts) derived with respect to the Fund’s business of investing in such stock, securities or foreign currencies and (3) net income derived from an interest in a qualified publicly traded partnership.  Although foreign currency gains currently constitute qualifying income, the U.S. Treasury Department has the authority to issue regulations excluding from the definition of “qualifying income” a RIC’s foreign currency gains not “directly related” to its “principal business” of investing in stock or securities (or options and futures with respect thereto).  On September 28, 2016, the IRS issued proposed regulations that gains from the sale or other disposition of foreign currencies is qualifying income.  However, these proposed regulations have not been finalized.  Some investments of the Funds may produce income that will not qualify as good income for the purposes of this annual gross income requirement.  There can be no assurance that each Fund will satisfy all requirements to be taxed as a RIC.

Each Fund will be subject to a 4% federal excise tax if it fails to distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income for such year, (ii) at least 98.2% of its capital gain net income for the 12‑month period ending on October 31 during such year (reduced by any net ordinary losses, but not below the Fund’s net capital gain for that period), and (iii) any amounts from the prior calendar year that were not distributed and on which the Fund paid no federal income tax.

Investment company taxable income generally consists of interest, dividends, net short-term capital gain and net gain from foreign currency transactions, less expenses.  Net capital gain is the excess of the net long-term gain from a Fund’s sales or exchanges of capital assets over the net short-term loss from such sales or exchanges, taking into account any capital loss carryforward of a Fund.  EachFund may elect to defer certain losses for tax purposes.  At September 30, 2018, the Long/Short Credit Fund had current year short-term and long-term capital losses of $1,265,395 and $1,720,653, respectively, remaining which will be carried forward indefinitely to offset future realized gains.  To the extent the Long/Short Credit Fund realizes future net capital gains, taxable distributions to its shareholders will be first offset by any unused capital loss carryovers from the fiscal period ended September 30, 2018.

Distributions of investment company taxable income are taxable to shareholders as ordinary income.  For a non-corporate shareholder, a portion of a Fund’s distributions of investment company taxable income may consist of “qualified dividend income” eligible for taxation at the reduced federal income tax rates applicable to long-term capital gains to the extent that the amount distributed is attributable to and reported as “qualified dividend income” and the shareholder meets certain holding period requirements with respect to its Fund shares.  For a corporate shareholder, a portion of a Fund’s distributions of investment company taxable income may qualify for the intercorporate dividends‑received deduction to the extent a Fund receives dividends directly or indirectly from U.S. corporations, reports the amount distributed as eligible for deduction and the shareholder meets certain holding period requirements with respect to its shares.  The aggregate amount so reported to either non-corporate or corporate shareholders cannot, however, exceed the aggregate amount of such dividends received by a Fund for its taxable year.

Distributions of net capital gain are taxable as long-term capital gain regardless of the length of time shares have been held.  Distributions of net capital gain are not eligible for “qualified dividend income” treatment or the dividends‑received deduction referred to in the previous paragraph.

Distributions of investment company taxable income and net capital gain will be taxable as described above whether received in additional Fund shares or in cash.  Shareholders who choose to receive distributions in the form of additional Fund shares will have a cost basis for federal income tax purposes in each share so received equal to the NAV of a share on the reinvestment date.  Distributions are generally taxable when received.  However, distributions declared in October, November or December to shareholders of record and paid the following January are taxable as if received on December 31.  Distributions are generally includable in alternative minimum taxable income in computing a non-corporate shareholder’s liability for the alternative minimum tax.

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Certain individuals, trusts and estates may be subject to a net investment income (“NII”) tax of 3.8% (in addition to the regular income tax).  The NII tax is imposed on the lesser of: (i) a taxpayer’s investment income, net of deductions properly allocable to such income; or (ii) the amount by which the taxpayer’s modified adjusted gross income exceeds certain thresholds ($250,000 for married individuals filing jointly, $200,000 for unmarried individuals and $125,000 for married individuals filing separately).  Each Fund’s distributions are includable in a shareholder’s investment income for purposes of this NII tax.  In addition, any capital gain realized by a shareholder upon the sale or redemption of Fund shares is includable in such shareholder’s investment income for purposes of this NII tax.

A sale or redemption of Fund shares, whether for cash or in-kind proceeds, may result in recognition of a taxable capital gain or loss.  Gain or loss realized upon a sale or redemption will generally be treated as long-term capital gain or loss if the shares have been held for more than one year, and, if held for one year or less, as short-term capital gain or loss.  Any loss realized upon a sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gain received or deemed to be received with respect to such shares.  In determining the holding period of such shares for this purpose, any period during which your risk of loss is offset by means of options, short sales, or similar transactions is not counted.  Any loss realized upon a sale or redemption may be disallowed under certain wash sale rules to the extent shares of the Fund are purchased (through reinvestment of distributions or otherwise) within 30 days before or after the sale or redemption.  If a shareholder’s loss is disallowed under the wash sale rules, the basis of the new shares will be increased to preserve the loss until a future sale or redemption of the shares.

If more than 50% of the value of a Fund’s total assets at the close of its taxable year consists of stock and securities in foreign corporations, a Fund will be eligible to, and may, file an election with the Internal Revenue Service (“IRS”) that would enable that Fund’s shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any income taxes paid by the Fund to foreign countries and U.S. possessions.  Pursuant to the election, a Fund would treat those foreign taxes as distributions paid to its shareholders, and each shareholder would be required to (i) include in gross income, and treat as paid by him, his proportionate share of those taxes, (ii) treat his share of those taxes and of any distribution paid by that Fund that represents income from foreign countries or U.S. possessions as his own income from those sources, and (iii) either deduct the taxes deemed paid by him in computing his taxable income or, alternatively, claim the foreign tax credit against his federal income tax.  If a Fund makes this election, it will report to its shareholders shortly after each taxable year their respective share of income from sources within, and taxes paid to, foreign countries and U.S. possessions.  The Code may limit a shareholder’s ability to claim a foreign tax credit.  Shareholders who elect to deduct their portion of a Fund’s foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.

Under the Foreign Account Tax Compliance Act (“FATCA”), a Fund may be required to withhold a generally nonrefundable 30% tax on (a) distributions of investment company taxable income and (b) distributions of net capital gain and the gross proceeds of a sale, exchange, or redemption of Fund shares paid after December 31, 2018 to: (i) certain “foreign financial institutions” unless such foreign financial institution agrees to verify, monitor, and report to the IRS the identity of certain of its accountholders, among other things, (or unless such entity is otherwise deemed compliant under the terms of an intergovernmental agreement with the United States), and (ii) certain “non-financial foreign entities” unless such entity certifies to the Fund that it does not have any substantial U.S. owners or provides the name, address, and taxpayer identification number of each substantial U.S. owner, among other things.  In December 2018, the IRS and Treasury Department released proposed Treasury Regulations that would eliminate FATCA withholding on Fund distributions of net capital gain and the gross proceeds from a sale or redemption of Fund shares.  Although taxpayers are entitled to rely on these proposed Treasury Regulations until final Treasury Regulations are issued, these proposed Treasury Regulations have not been finalized, may not be finalized in their proposed form, and are potentially subject to change.  This FATCA withholding tax could also affect a Fund’s return on its investments in foreign securities or affect a shareholder’s return if the shareholder holds its Fund shares through a foreign intermediary.  You are urged to consult your tax adviser regarding the application of this FATCA withholding tax to your investment in a Fund and the potential certification, compliance, due diligence, reporting, and withholding obligations to which you may become subject in order to avoid this withholding tax.

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A Fund’s transactions, if any, in options, futures contracts, swaps and other investments may be subject to special provisions of the Code that, among other things, may accelerate recognition of income to the Fund, defer the Fund’s losses, and affect whether capital gain and loss is characterized as long-term or short-term. These provisions could therefore affect the character, amount and timing of distributions to shareholders. These provisions also may require a Fund to “mark-to-market” certain positions (i.e., treat them as if they were closed out). This “mark-to-market” requirement may cause a Fund to recognize income without receiving cash, and the Fund may have difficulty making distributions to its shareholders in the amounts necessary to satisfy the distribution requirements for maintaining the Fund’s status as a RIC and avoiding any income and excise taxes at the Fund level.  Accordingly, a Fund may have to dispose of its investments under disadvantageous circumstances in order to generate sufficient cash to satisfy the distribution requirements of the Code.

The Funds may invest in MLPs that will be treated for federal income tax purposes as “qualified publicly traded partnerships.”  The income derived from such investments will qualify as “good income” for purposes of satisfying the source of income requirement for a Fund to maintain its status as a RIC.  However, if an MLP in which a Fund invests is not treated as a qualified publicly traded partnership (and the MLP is otherwise not treated as a corporation for federal income tax purposes), the Fund must look through to the character of the income generated by the MLP.  Such income may not qualify as “good income,” and therefore could adversely affect a Fund’s status as a RIC.

The MLPs in which the Funds intend to invest are expected to be taxed as partnerships for federal income tax purposes, and accordingly, the cash distributions received by a Fund from an MLP may not correspond to the amount of income allocated to the Fund by the MLP in any given taxable year.  If the amount of income allocated to a Fund by an MLP exceeds the amount of cash received by the Fund from such MLP, the Fund may have difficulty making distributions to its shareholders in the amounts necessary to satisfy the distribution requirements for maintaining the Fund’s status as a RIC and avoiding any income and excise taxes at the Fund level. Accordingly, a Fund may have to dispose of its portfolio investments under disadvantageous circumstances in order to generate sufficient cash to satisfy the distribution requirements of the Code.

Except in the case of certain exempt shareholders, if a shareholder does not furnish a Fund with its correct Social Security Number or taxpayer identification number and certain certifications or the Fund receives notification from the IRS requiring backup withholding, such Fund is required by federal law to withhold federal income tax from the shareholder’s distributions and redemption proceeds at a rate set under Section 3406 of the Code for U.S. residents.

Foreign taxpayers (including nonresident aliens) are generally subject to a flat withholding tax rate of 30% on U.S. source income that is not effectively connected with the conduct of a trade or business in the U.S.  This withholding rate may be lower under the terms of a tax convention.

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Distributions
Each Fund will receive income primarily in the form of dividends and interest earned on its investments in securities.  This income, less the expenses incurred in its operations, is a Fund’s net investment income, substantially all of which will be distributed to the Fund’s shareholders.

The amount of a Fund’s distributions is dependent upon the amount of net investment income received by the Fund from its portfolio holdings, is not guaranteed and is subject to the discretion of the Board of Trustees.  The Funds do not pay “interest” or guarantee any fixed rate of return on an investment in their shares.

A Fund may also realize capital gains or losses in connection with sales or other dispositions (either actual or deemed) of its portfolio securities.  Any net gain that a Fund may realize from transactions involving investments held less than the period required for long-term capital gain or loss recognition or otherwise producing short-term capital gains and losses (taking into account any capital loss carryforward), will be distributed with net investment income.  If during any year a Fund realizes a net gain on transactions involving investments held for the period required for long-term capital gain or loss recognition or otherwise producing long-term capital gains and losses, the Fund will have a net long-term capital gain.  After deduction of the amount of any net short-term capital loss, the balance (to the extent not offset by any capital loss carryforward) will be distributed and treated as long-term capital gains in the hands of the shareholders regardless of the length of time that the shares may have been held by the shareholder.  Net capital losses realized by a Fund may be carried forward indefinitely, and will generally retain their character as short-term or long-term capital losses.  For more information concerning applicable capital gains tax rates, please consult your tax adviser.

Any distribution paid by a Fund reduces the Fund’s NAV per share on the date paid by the amount of the distribution per share.  Accordingly, a distribution paid shortly after a purchase of shares by a shareholder would represent, in substance, a partial return of capital (to the extent it is paid on the shares so purchased), even though it would be subject to federal income taxes.

Distributions will be reinvested in the form of additional shares of the Funds unless the shareholder has otherwise indicated.  Shareholders have the right to change their elections with respect to the reinvestment of distributions by notifying the Transfer Agent in writing.  However, any such change will be effective only as to distributions for which the record date is five or more calendar days after the Transfer Agent has received the written request.

Cost Basis Reporting
The Funds is required to report to certain shareholders and the IRS the cost basis of shares acquired on or after January 1, 2012 (“covered shares”) when the shareholder sells or redeems such shares.  This reporting requirement does not apply to shares acquired prior to January 1, 2012 or to shares held through a tax-deferred arrangement, such as a 401(k) plan or an IRA, or to shares held by tax-exempt organizations, financial institutions, corporations (other than S corporations), banks, credit unions, and certain other entities and governmental bodies (“non-covered shares”).  The Funds are not required to determine or report a shareholder’s cost basis in non-covered shares and is not responsible for the accuracy or reliability of any information provided for non-covered shares.

The cost basis of a share is generally its purchase price adjusted for distributions, returns of capital, and other corporate actions.  Cost basis is used to determine whether the sale or redemption of a share results in a gain or loss.  If you sell or redeem shares during any year, then the Funds will report the gain or loss, cost basis, and holding period of such shares to the IRS and you on a Form 1099.

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A cost basis method is the method by which a Fund determines which specific shares are deemed to be sold or redeemed when a shareholder sells or redeems less than its entire holding of Fund shares and has made multiple purchases of Fund shares on different dates at differing net asset values.  If a shareholder does not affirmatively elect a cost basis method, each Fund will use average cost method, which averages the basis of all Fund shares in an account regardless of holding period, and shares sold or redeemed are deemed to be those with the longest holding period first.  Each shareholder may elect in writing (and not over the telephone) any alternate IRS-approved cost basis method to calculate the cost basis in its shares.  The default cost basis method applied by the Funds or the alternate method elected by a shareholder may not be changed after the settlement date of a sale or redemption of Fund shares.

If you hold Fund shares through a financial intermediary (or another nominee), please contact that broker or nominee with respect to the reporting of cost basis and available elections for your account.

You are encouraged to consult your tax adviser regarding the application of these cost basis reporting rules and, in particular, which cost basis calculation method you should elect.

Financial Statements
The audited financial statements, accompanying notes and report of the independent registered public accounting firm appearing in the Funds’ 2018 Annual Report to Shareholders are incorporated by reference in this SAI.

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APPENDIX A - RATINGS DEFINITIONS

S & P Global Ratings Issue Credit Rating Definitions

An S&P Global Ratings issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects S&P Global Ratings’ view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and this opinion may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Issue credit ratings can be either long-term or short-term. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. Medium-term notes are assigned long-term ratings.

Short-Term Issue Credit Ratings

A-1
A short-term obligation rated ‘A-1’ is rated in the highest category by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments on these obligations is extremely strong.

A-2
A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitments on the obligation is satisfactory.

A-3
A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken an obligor’s capacity to meet its financial commitments on the obligation.

B
A short-term obligation rated ‘B’ is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties that could lead to the obligor’s inadequate capacity to meet its financial commitments.

C
A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation.

D
A short-term obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to ‘D’ if it is subject to a distressed exchange offer.

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SPUR (S&P Underlying Rating)
A SPUR is an opinion about the stand-alone capacity of an obligor to pay debt service on a credit-enhanced debt issue, without giving effect to the enhancement that applies to it. These ratings are published only at the request of the debt issuer or obligor with the designation SPUR to distinguish them from the credit-enhanced rating that applies to the debt issue. S&P Global Ratings maintains surveillance of an issue with a published SPUR.

Dual Ratings
Dual ratings may be assigned to debt issues that have a put option or demand feature. The first component of the rating addresses the likelihood of repayment of principal and interest as due, and the second component of the rating addresses only the demand feature. The first component of the rating can relate to either a short-term or long-term transaction and accordingly use either short-term or long-term rating symbols. The second component of the rating relates to the put option and is assigned a short-term rating symbol (for example, ‘AAA/A-1+’ or ‘A-1+/A-1’). With U.S. municipal short-term demand debt, the U.S. municipal short-term note rating symbols are used for the first component of the rating (for example, ‘SP-1+/A-1+’).

The analyses, including ratings, of S&P Global Ratings and its affiliates (together, S&P Global Ratings) are statements of opinion as of the date they are expressed and not statements of fact or recommendations to purchase, hold, or sell any securities or make any investment decisions. S&P Global Ratings assumes no obligation to update any information following publication. Users of ratings or other analyses should not rely on them in making any investment decision. S&P Global Ratings’ opinions and analyses do not address the suitability of any security. S&P Global Ratings does not act as a fiduciary or an investment advisor except where registered as such. While S&P Global Ratings has obtained information from sources it believes to be reliable, it does not perform an audit and undertakes no duty of due diligence or independent verification of any information it receives. Ratings and other opinions may be changed, suspended, or withdrawn at any time.

Active Qualifiers

S&P Global Ratings uses the following qualifiers that limit the scope of a rating. The structure of the transaction can require the use of a qualifier such as a ‘p’ qualifier, which indicates the rating addresses the principal portion of the obligation only. A qualifier appears as a suffix and is part of the rating.

1.  Federal deposit insurance limit: ‘L’ qualifier
Ratings qualified with ‘L’ apply only to amounts invested up to federal deposit insurance limits.

2.  Principal: ‘p’ qualifier
This suffix is used for issues in which the credit factors, the terms, or both that determine the likelihood of receipt of payment of principal are different from the credit factors, terms, or both that determine the likelihood of receipt of interest on the obligation. The ‘p’ suffix indicates that the rating addresses the principal portion of the obligation only and that the interest is not rated.

3.  Preliminary ratings: ‘prelim’ qualifier
Preliminary ratings, with the ‘prelim’ suffix, may be assigned to obligors or obligations, including financial programs, in the circumstances described below. Assignment of a final rating is conditional on the receipt by S&P Global Ratings of appropriate documentation. S&P Global Ratings reserves the right not to issue a final rating. Moreover, if a final rating is issued, it may differ from the preliminary rating.

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•	Preliminary ratings may be assigned to obligations, most commonly structured and project finance issues, pending receipt of final documentation and legal opinions.
•
Preliminary ratings may be assigned to obligations that will likely be issued upon the obligor’s emergence from bankruptcy or similar reorganization, based on late-stage reorganization plans, documentation, and discussions with the obligor. Preliminary ratings may also be assigned to the obligors. These ratings consider the anticipated general credit quality of the reorganized or post-bankruptcy issuer as well as attributes of the anticipated obligation(s).

•
Preliminary ratings may be assigned to entities that are being formed or that are in the process of being independently established when, in S&P Global Ratings’ opinion, documentation is close to final. Preliminary ratings may also be assigned to the obligations of these entities.

•
Preliminary ratings may be assigned when a previously unrated entity is undergoing a well-formulated restructuring, recapitalization, significant financing, or other transformative event, generally at the point that investor or lender commitments are invited. The preliminary rating may be assigned to the entity and to its proposed obligation(s). These preliminary ratings consider the anticipated general credit quality of the obligor, as well as attributes of the anticipated obligation(s), assuming successful completion of the transformative event. Should the transformative event not occur, S&P Global Ratings would likely withdraw these preliminary ratings.

•	A preliminary recovery rating may be assigned to an obligation that has a preliminary issue credit rating.

4.  Termination structures: ‘t’ qualifier
This symbol indicates termination structures that are designed to honor their contracts to full maturity or, should certain events occur, to terminate and cash settle all their contracts before their final maturity date.

5.  Counterparty instrument rating: ‘cir’ qualifier
This symbol indicates a counterparty instrument rating (CIR), which is a forward-looking opinion about the creditworthiness of an issuer in a securitization structure with respect to a specific financial obligation to a counterparty (including interest rate swaps, currency swaps, and liquidity facilities). The CIR is determined on an ultimate payment basis; these opinions do not take into account timeliness of payment.

Inactive Qualifiers

Inactive qualifiers are no longer applied or outstanding.

1.  Contingent upon final documentation: ‘*’ inactive qualifier
This symbol indicated that the rating was contingent upon S&P Global Ratings’ receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows. Discontinued use in August 1998.

2.  Termination of obligation to tender: ‘c’ inactive qualifier
This qualifier was used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer was lowered to below an investment-grade level and/or the issuer’s bonds were deemed taxable. Discontinued use in January 2001.

3.  U.S. direct government securities: ‘G’ inactive qualifier
The letter ‘G’ followed the rating symbol when a fund’s portfolio consisted primarily of direct U.S. government securities.

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4.  Public information ratings: ‘pi’ qualifier
This qualifier was used to indicate ratings that were based on an analysis of an issuer’s published financial information, as well as additional information in the public domain. Such ratings did not, however, reflect in-depth meetings with an issuer’s management and therefore could have been based on less comprehensive information than ratings without a ‘pi’ suffix. Discontinued use as of December 2014 and as of August 2015 for Lloyd’s Syndicate Assessments.

5.  Provisional ratings: ‘pr’ inactive qualifier
The letters ‘pr’ indicate that the rating was provisional. A provisional rating assumed the successful completion of a project financed by the debt being rated and indicates that payment of debt service requirements was largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, made no comment on the likelihood of or the risk of default upon failure of such completion.

6.  Quantitative analysis of public information: ‘q’ inactive qualifier
A ‘q’ subscript indicates that the rating is based solely on quantitative analysis of publicly available information. Discontinued use in April 2001.

7.  Extraordinary risks: ‘r’ inactive qualifier
The ‘r’ modifier was assigned to securities containing extraordinary risks, particularly market risks, that are not covered in the credit rating. The absence of an ‘r’ modifier should not be taken as an indication that an obligation would not exhibit extraordinary noncredit-related risks. S&P Global Ratings discontinued the use of the ‘r’ modifier for most obligations in June 2000 and for the balance of obligations (mainly structured finance transactions) in November 2002.

Active Identifiers

1.  Unsolicited: ‘unsolicited’ and ‘u’ identifier
The ‘u’ identifier and ‘unsolicited’ designation are assigned to credit ratings initiated by parties other than the issuer or its agents, including those initiated by S&P Global Ratings.

2.  Structured finance: ‘sf’ identifier
The ‘sf’ identifier shall be assigned to ratings on "structured finance instruments" when required to comply with applicable law or regulatory requirement or when S&P Global Ratings believes it appropriate. The addition of the ‘sf’ identifier to a rating does not change that rating’s definition or our opinion about the issue’s creditworthiness. For detailed information on the instruments assigned the ‘sf’ identifier, please see "S&P Announces Changes To The List of Instruments Carrying The Structured Finance Identifier" in Section VIII, under "Related Research."

Local Currency and Foreign Currency Ratings
S&P Global Ratings’ issuer credit ratings make a distinction between foreign currency ratings and local currency ratings. An issuer’s foreign currency rating will differ from its local currency rating when the obligor has a different capacity to meet its obligations denominated in its local currency, vs. obligations denominated in a foreign currency.

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Moody’s Credit Rating Definitions

Purpose
The system of rating securities was originated by John Moody in 1909. The purpose of Moody’s ratings is to provide investors with a simple system of gradation by which future relative creditworthiness of securities may be gauged.

Rating Symbols
Gradations of creditworthiness are indicated by rating symbols, with each symbol representing a group in which the credit characteristics are broadly the same. There are nine symbols as shown below, from that used to designate least credit risk to that denoting greatest credit risk:

Aaa Aa A Baa Ba B Caa Ca C
Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa.

Absence of a Rating
Where no rating has been assigned or where a rating has been withdrawn, it may be for reasons unrelated to the creditworthiness of the issue.

Should no rating be assigned, the reason may be one of the following:

1.  An application was not received or accepted.

2.  The issue or issuer belongs to a group of securities or entities that are not rated as a matter of policy.

3.  There is a lack of essential data pertaining to the issue or issuer.

4.  The issue was privately placed, in which case the rating is not published in Moody’s publications.

Withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Changes in Rating
The credit quality of most issuers and their obligations is not fixed and steady over a period of time, but tends to undergo change. For this reason changes in ratings occur so as to reflect variations in the intrinsic relative position of issuers and their obligations.

A change in rating may thus occur at any time in the case of an individual issue. Such rating change should serve notice that Moody’s observes some alteration in creditworthiness, or that the previous rating did not fully reflect the quality of the bond as now seen. While because of their very nature, changes are to be expected more frequently among bonds of lower ratings than among bonds of higher ratings. Nevertheless, the user of bond ratings should keep close and constant check on all ratings — both high and low — to be able to note promptly any signs of change in status that may occur.

Limitations to Uses of Ratings*
Obligations carrying the same rating are not claimed to be of absolutely equal credit quality. In a broad sense, they are alike in position, but since there are a limited number of rating classes used in grading thousands of bonds, the symbols cannot reflect the same shadings of risk which actually exist.

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As ratings are designed exclusively for the purpose of grading obligations according to their credit quality, they should not be used alone as a basis for investment operations. For example, they have no value in forecasting the direction of future trends of market price. Market price movements in bonds are influenced not only by the credit quality of individual issues but also by changes in money rates and general economic trends, as well as by the length of maturity, etc. During its life even the highest rated bond may have wide price movements, while its high rating status remains unchanged.

The matter of market price has no bearing whatsoever on the determination of ratings, which are not to be construed as recommendations with respect to "attractiveness". The attractiveness of a given bond may depend on its yield, its maturity date or other factors for which the investor may search, as well as on its credit quality, the only characteristic to which the rating refers.

Since ratings involve judgements about the future, on the one hand, and since they are used by investors as a means of protection, on the other, the effort is made when assigning ratings to look at "worst" possibilities in the "visible" future, rather than solely at the past record and the status of the present. Therefore, investors using the rating should not expect to find in them a reflection of statistical factors alone, since they are an appraisal of long-term risks, including the recognition of many non-statistical factors.

Though ratings may be used by the banking authorities to classify bonds in their bank examination procedure, Moody’s ratings are not made with these bank regulations in mind. Moody’s Investors Service’s own judgement as to the desirability or non-desirability of a bond for bank investment purposes is not indicated by Moody’s ratings.

Moody’s ratings represent the opinion of Moody’s Investors Service as to the relative creditworthiness of securities. As such, they should be used in conjunction with the descriptions and statistics appearing in Moody’s publications. Reference should be made to these statements for information regarding the issuer. Moody’s ratings are not commercial credit ratings. In no case is default or receivership to be imputed unless expressly stated.

*As set forth more fully on the copyright, credit ratings are, and must be construed solely as, statements of opinion and not statements of fact or recommendations to purchase, sell or hold any securities. Each rating or other opinion must be weighed solely as one factor in any investment decision made by or on behalf of any user of the information, and each such user must accordingly make its own study and evaluation of each security and of each issuer and guarantor of, and each provider of credit support for, each security that it may consider purchasing, selling or holding.

Short-Term Obligation Ratings
Ratings assigned on Moody’s global long-term and short-term rating scales are forward-looking opinions of the relative credit risks of financial obligations issues by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities.  Long-term ratings are assigned to issuers or obligations with an original maturity of one year or more and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default.  Short-term ratings are assigned to obligations with an original maturity of thirteen months or less and reflect the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

P-1
Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

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P-2
Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3
Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP
Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.
The following table indicates the long-term ratings consistent with different short-term ratings when such long-term ratings exist.

SHORT-TERM VS. LONG-TERM RATINGS

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Fitch’s National Credit Ratings

National scale ratings are an opinion of creditworthiness relative to the universe of issuers and issues within a single country. They are most commonly used in emerging market countries with sub- or low investment grade sovereign ratings on the international scale.

As creditworthiness can be expressed across the full range of the scale, a national scale can enable greater rating differentiation within a market than the international scale, particularity in highly speculative grade countries where ratings tend to cluster around the often low sovereign rating due to higher risks associated with a more volatile operating environment.

A "+" or "-" may be appended to a National Rating to denote relative status within a major rating category. Such suffixes are not added to the ‘AAA(xxx)’ National Rating category, to categories below ‘CCC(xxx)’, or to Short-Term National Ratings other than ‘F1(xxx)’.

National scale ratings are assigned on the basis that the “best credits or issuers” in the country are rated ‘AAA’ on the national scale. National Ratings are then assessed using the full range of the national scale based on a comparative analysis of issuers rated under the same national scale to establish a relative ranking of credit worthiness.

At any given point in time, there is a certain relationship between National and International Ratings but there is not a precise translation between the scales. Fitch monitors the ratings relationship of issuers rated on both the international and national scales to ensure the consistency of rating relativities across scales. In other words, if issuer “X” is rated higher than issuer “Y” on one scale, issuer “X” cannot be rated lower than issuer “Y” on the other scale.

National Ratings for local issuers exclude the effects of sovereign and transfer risk and exclude the possibility that investors may be unable to repatriate any due interest and principal repayments. Comparisons between different national scales or between an individual national scale and the international rating scale are therefore inappropriate and potentially misleading.

In certain countries, regulators have established credit rating scales to be used within their domestic markets using specific nomenclature. In these countries, the agency’s National Rating definitions may be substituted by the regulatory scales. For instance Fitch’s National Short Term Ratings of ‘F1+(xxx)’, ‘F1(xxx)’, ‘F2(xxx)’ and ‘F3(xxx)’ may be substituted by the regulatory scales, e.g. ‘A1+’, ‘A1’, ‘A2’ and ‘A3’. The below definitions thus serve as a template, but users should consult the individual scales for each country listed on Fitch’s regional websites to determine if any additional or alternative category definitions apply.

Fitch maintains internal mapping tables that document the current relationship between the National and International Local Currency Ratings in each jurisdiction where we maintain a National Rating scale in order to serve as a tool for analysts. Where our National rating coverage exceeds a minimum threshold and there is external demand, these mappings will be published on this site. Presently, publicly available mappings can be accessed here. Fitch currently publishes the mapping tables for Brazil and South Africa.

Limitations of the National Rating Scale

Specific limitations relevant to National Rating scale include:

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•	National scale ratings are only available in selected countries.
•
National scale ratings are only directly comparable with other national ratings in the same country.  There is a certain correlation between national and global ratings but there is not a precise translation between the scales.  The implied vulnerability to default of a given national scale rating will vary over time.

•
The value of default studies for National Ratings is limited. Due to the relative nature of national scales, a given national scale rating is not intended to represent a fixed amount of default risk over time. As a result, a default study using only National Ratings may not give an accurate picture of the historical relationship between ratings and default risk. Users should exercise caution in making inferences relating to the relative vulnerability to default of national scale ratings using the historical default experience with International Ratings and mapping tables to link the National and International ratings. As with ratings on any scale, the future will not necessarily follow the past.

National Short-Term Credit Ratings

F1(xxx)
Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or obligations in the same country.  Under the agency’s National Rating scale, this rating is assigned to the lowest default risk relative to others in the same country.  Where the liquidity profile is particularly strong, a “+” is added to the assigned rating.

F2(xxx)
Indicates a good capacity for timely payment of financial commitments relative to other issuers or obligations in the same country.  However, the margin of safety is not as great as in the case of the higher ratings.

F3(xxx)
Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or obligations in the same country or monetary union.

B(xxx)
Indicates an uncertain capacity for timely payment of financial commitments relative to other issuers or obligations in the same country or monetary union.

C(xxx)
Indicates a highly uncertain capacity for timely payment of financial commitments relative to other issuers or obligations in the same country or monetary union.

RD(xxx):  Restricted default
Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations.  Applicable to entity ratings only.

D(xxx)
Indicates a broad-based default event for an entity, or the default of a short-term obligation.

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Notes to Long-Term and Short-Term National Ratings:
The ISO international country code is placed in parentheses immediately following the rating letters to indicate the identity of the National market within which the rating applies.  For illustrative purposes, (xxx) has been used.

“+” or “-” may be appended to a National Rating to denote relative status within a major rating category.  Such suffixes are not added to the ‘AAA(xxx)’ Long-Term National Rating category, to categories below ‘CCC(xxx)’, or to Short-Term National Ratings other than ‘F1(xxx).’

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LONG-TERM RATINGS

S & P Global Ratings Long-Term Issue Credit Ratings

Issue credit ratings are based, in varying degrees, on S & P Global Ratings analysis of the following considerations:

—	Likelihood of payment—the capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

—	Nature of and provisions of the obligation and the promise we impute; and

—
Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default.  Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.  (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

Long-Term Issuer Credit Ratings
AAA
An obligation rated ‘AAA’ has the highest rating assigned by S & P Global Ratings.  The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA
An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree.  The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A
An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories.  However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB
An obligation rated ‘BBB’ exhibits adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB; B; CCC; CC; and C
Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics.  ‘BB’ indicates the least degree of speculation and ‘C’ the highest.  While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB
An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues.  However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

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B
An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation.  Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC
An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.  In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC
An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.  The ‘CC’ rating is used when a default has not yet occurred, but S & P Global Ratings expects default to be a virtual certainty, regardless of the anticipated time to default.

C
An obligation rated ‘C’ is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared with obligations that are rated higher.

D
An obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation's rating is lowered to ‘D’ if it is subject to a distressed exchange offer.

Plus (+) or minus (-)
The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

See active and inactive qualifiers following S & P Global Ratings Short-Term Issue Credit Ratings beginning on pages A-2 and A-3.

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Moody’s Long-Term Obligation Ratings

Long-Term Obligation Ratings
Long-term ratings are assigned to issuers or obligations with an original maturity of one year or more and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default.  Short-term ratings are assigned to obligations with an original maturity of thirteen months or less and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default.

Moody’s Long-Term Rating Definitions:

Aaa
Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa
Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A
Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa
Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba
Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B
Obligations rated B are considered speculative and are subject to high credit risk.

Caa
Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.

Ca
Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C
Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aaa through Caa.  The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.  Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms.*

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* By their terms, hybrid securities allow for the omission of scheduled dividends, interest, or principal payments, which can potentially result in impairment if such an omission occurs.  Hybrid securities may also be subject to contractually allowable write-downs of principal that could result in impairment.  Together with the hybrid indicator, the long-term obligation rating assigned to a hybrid security is an expression of the relative credit risk associated with that security.

Fitch’s National Long-Term Credit Ratings

AAA(xxx)
‘AAA’ National Ratings denote the highest rating assigned by the agency in its National Rating scale for that country.  This rating is assigned to issuers or obligations with the lowest expectation of default risk relative to all other issuers or obligations in the same country or monetary union.

AA(xxx)
‘AA’ National Ratings denote expectations of very low default risk relative to other issuers or obligations in the same country or monetary union.  The default risk inherent differs only slightly from that of the country’s highest rated issuers or obligations.

A(xxx)
‘A’ National Ratings denote expectations of low default risk relative to other issuers or obligations in the same country or monetary union.

BBB(xxx)
‘BBB’ National Ratings denote a moderate default risk relative to other issuers or obligations in the same country or monetary union.

BB(xxx)
‘BB’ National Ratings denote an elevated default risk relative to other issuers or obligations in the same country or monetary union.

B(xxx)
‘B’ National Ratings denote a significantly elevated default risk relative to other issuers or obligations in the same country or monetary union.

CCC(xxx) ‘CCC’ National Ratings denote very high default risk relative to other issuers or obligations in the same country or monetary union.

CC(xxx) ‘CC’ National Ratings denote default risk is among the highest relative to other issuers or obligations in the same country or monetary union.

C(xxx) A default or default-like process has begun, or the issuer is in standstill, or for a closed funding vehicle, payment capacity is irrevocably impaired. Conditions that are indicative of a ‘C’ category rating for an issuer include:

a.	the issuer has entered into a grace or cure period following non-payment of a material financial obligation;

b.	the issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation;

c.	the formal announcement by the issuer or their agent of a distressed debt exchange; and

d.
a closed financing vehicle where payment capacity is irrevocably impaired such that it is not expected to pay interest and/or principal in full during the life of the transaction, but where no payment default is imminent

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RD(xxx):  Restricted default.
‘RD’ ratings indicated that an issuer that in Fitch Ratings’ opinion has experienced an uncured payment default on a bond, loan or other material financial obligation but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, and which has not otherwise ceased business.  This would include:

a.	the selective payment default on a specific class or currency of debt;

b.
the uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;

c.	the extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations either in series or in parallel; or

d.	execution of a distressed debt exchange on one or more material financial obligations.

D(xxx)
‘D’ National Ratings denote an issuer or instrument that is currently in default.

Notes to Long-Term and Short-Term National Ratings:
The ISO International Country Code is placed in parentheses immediately following the rating letters to indicate the identity of the National market within which the rating applies.  For illustrative purposes, (xxx) has been used.

“+” or “-” may be appended to a National Rating to denote relative status within a major rating category.  Such suffixes are not added to the ‘AAA(xxx)’ Long-Term National Rating category, to categories below ‘CCC(xxx)’, or to Short-Term National Ratings other than ‘F1(xxx).’

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MUNICIPAL NOTE RATINGS

S & P Global Ratings Municipal Short-Term Note Ratings Definitions
An S & P Global Ratings U.S. municipal note rating reflects S & P Global Ratings’ opinion about the liquidity factors and market access risks unique to the notes.  Notes due in three years or less will likely receive a note rating.  Notes with an original maturity of more than three years will most likely receive a long-term debt rating.  In determining which type of rating, if any, to assign, S & P Global Ratings analysis will review the following considerations:

—	Amortization schedule—the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

—	Source of payment—the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Note rating symbols are as follows:

SP-1
Strong capacity to pay principal and interest.  An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2
Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3
Speculative capacity to pay principal and interest.

D
'D' is assigned upon failure to pay the note when due, completion of a distressed exchange offer, or the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions

See active and inactive qualifiers following S & P Global Ratings Short-Term Issue Credit Ratings beginning on page A-2.

Moody’s US Municipal Short-Term Debt And Demand Obligation Ratings

Short-Term Obligation Ratings
While the global short-term ‘prime’ rating scale is applied to US municipal tax-exempt commercial paper, these programs are typically backed by external letters of credit or liquidity facilities and their short-term prime ratings usually map to the long-term rating of the enhancing bank or financial institution and not to the municipality’s rating.  Other short-term municipal obligations, which generally have different funding sources for repayment, are rated using two additional short-term rating scales (i.e., the MIG and VMIG scales discussed below).

The Municipal Investment Grade (MIG) scale is used to rate US municipal bond anticipation notes of up to three years maturity.  Municipal notes rated on the MIG scale may be secured by either pledged revenues or proceeds of a take-out financing received prior to note maturity.  MIG ratings expire at the maturity of the obligation, and the issuer’s long-term rating is only one consideration in assigning the MIG rating.  MIG ratings are divided into three levels—MIG 1 through MIG 3—while speculative grade short-term obligations are designated SG.

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MIG 1
This designation denotes superior credit quality.  Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2
This designation denotes strong credit quality.  Margins of protection are ample, although not as large as in the preceding group.

MIG 3
This designation denotes acceptable credit quality.  Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG
This designation denotes speculative-grade credit quality.  Debt instruments in this category may lack sufficient margins of protection.

Demand Obligation Ratings
In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned: a long or short-term debt rating and a demand obligation rating. The first element represents Moody’s evaluation of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of risk associated with the ability to receive purchase price upon demand (“demand feature”). The second element uses a rating from a variation of the MIG scale called the Variable Municipal Investment Grade (VMIG) scale. VMIG ratings of demand obligations with unconditional liquidity support are mapped from the short-term debt rating (or counterparty assessment) of the support provider, or the underlying obligor in the absence of third party liquidity support, with VMIG 1 corresponding to P-1, VMIG 2 to P-2, VMIG 3 to P-3 and SG to not prime. For example, the VMIG rating for an industrial revenue bond with Company XYZ as the underlying obligor would normally have the same numerical modifier as Company XYZ’s prime rating. Transitions of VMIG ratings of demand obligations with conditional liquidity support, as shown in the diagram below, differ from transitions on the Prime scale to reflect the risk that external liquidity support will terminate if the issuer’s long-term rating drops below investment grade.

VMIG 1
This designation denotes superior credit quality.  Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2
This designation denotes strong credit quality.  Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3
This designation denotes acceptable credit quality.  Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

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A-2

SG
This designation denotes speculative-grade credit quality.  Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

* For VRDBs supported with conditional liquidity support, short-term ratings transition down at higher long-term ratings to reflect the risk of termination of liquidity support as a result of a downgrade below investment grade.

VMIG ratings of VRDBs with unconditional liquidity support reflect the short-term debt rating (or counterparty assessment) of the liquidity support provider with VMIG 1 corresponding to P-1, VMIG 2 to P-2, VMIG 3 to P-3 and SG to not prime.

US MUNICIPAL SHORT-TERM VS. LONG-TERM RATINGS

*For SBPA-backed VRDBs, The rating transitions are higher to allow for distance to downgrade to below investment grade due to the presence of automatic termination events in the SBPAs.

Reviewed November 26, 2018

A-3

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TRUST FOR PROFESSIONAL MANAGERS
PART C

CROSSINGBRIDGE FUNDS

OTHER INFORMATION

Item 28.     Exhibits.

(a)			Declaration of Trust.
	(1)	(i)	Certificate of Trust was previously filed with Registrant’s Post-Effective Amendment No. 84 to its Registration Statement on Form N-1A with the SEC on April 18, 2008, and is incorporated by reference.
(ii)
Amended and Restated Declaration of Trust was previously filed with Registrant’s Post-Effective Amendment No. 140 to its Registration Statement on Form N-1A with the SEC on June 22, 2009, and is incorporated by reference.

(b)
Amended and Restated By-Laws were previously filed with Registrant’s Post-Effective Amendment No. 140 to its Registration Statement on Form N-1A with the SEC on June 22, 2009, and is incorporated by reference.

(c)			Instruments Defining Rights of Security Holders are incorporated by reference to the Declaration of Trust and Bylaws.
(d)		(i)
Investment Advisory Agreement with respect to the CrossingBridge Low Duration High Yield Fund was previously filed with Registrant’s Post-Effective Amendment No. 635 to its Registration Statement on Form N-1A with the SEC on January 8, 2018, and is incorporated by reference.

(ii)
Investment Advisory Agreement with respect to the CrossingBridge Long/Short Credit Fund was previously filed with Registrant’s Post-Effective Amendment No. 655 to its Registration Statement on Form N-1A with the SEC on June 5, 2018, and is incorporated by reference.

(e)		(i)
Distribution Agreement was previously filed with Registrant’s Post-Effective Amendment No. 635 to its Registration Statement on Form N-1A with the SEC on January 8, 2018, and is incorporated by reference.

		(ii)	First Amendment to Distribution Agreement — Filed Herewith.
(f)			Bonus or Profit Sharing Contracts – Not Applicable.
(g)		(i)	Custody Agreement was previously filed with Registrant’s Post-Effective Amendment No. 635 to its Registration Statement on Form N-1A with the SEC on January 8, 2018, and is incorporated by reference.
		(ii)	First Amendment to Custody Agreement — Filed Herewith.
(h)			Other Material Contracts.
	(1)	(i)
Fund Administration Servicing Agreement was previously filed with Registrant’s Post-Effective Amendment No. 635 to its Registration Statement on Form N-1A with the SEC on January 8, 2018, and is incorporated by reference.

		(ii)	First Amendment to Fund Administration Servicing Agreement — Filed Herewith.
	(2)	(i)
Transfer Agent Servicing Agreement was previously filed with Registrant’s Post-Effective Amendment No. 635 to its Registration Statement on Form N-1A with the SEC on January 8, 2018, and is incorporated by reference.

		(ii)	First Amendment to Transfer Agent Servicing Agreement — Filed Herewith.
	(3)	(i)
Fund Accounting Servicing Agreement was previously filed with Registrant’s Post-Effective Amendment No. 635 to its Registration Statement on Form N-1A with the SEC on January 8, 2018, and is incorporated by reference.

1

		(ii)	First Amendment to Fund Accounting Servicing Agreement — Filed Herewith.
	(4)		Power of Attorney was previously filed with Registrant’s Post-Effective Amendment No. 643 to its Registration Statement on Form N-1A with the SEC on March 28, 2018, and is incorporated by reference.
(5)
Operating Expense Limitation Agreement with respect to the CrossingBridge Low Duration High Yield Fund was previously filed with Registrant’s Post-Effective Amendment No. 635 to its Registration Statement on Form N-1A with the SEC on January 8, 2018, and is incorporated by reference.

Operating Expense Limitation Agreement with respect to the CrossingBridge Long/Short Credit Fund was previously filed with Registrant’s Post-Effective Amendment No. 655 to its Registration Statement on Form N-1A with the SEC on June 5, 2018, and is incorporated by reference.

(i)			Legal Opinions.
	(1)		Opinion and Consent of Counsel — Filed Herewith.
(j)			Other Opinions.
	(1)		Consent of Independent Registered Public Accounting Firm — Filed Herewith.
(k)			Omitted Financial Statements – Not Applicable.
(l)
Agreement Relating to Initial Capital was previously filed with Registrant’s Post-Effective Amendment No. 2 to its Registration Statement on Form N-1A with the SEC on December 19, 2003, and is incorporated by reference.

(m)	(1)	(i)
Rule 12b-1 Plan with respect to the CrossingBridge Low Duration High Yield Fund was previously filed with Registrant’s Post-Effective Amendment No. 635 to its Registration Statement on Form N-1A with the SEC on January 8, 2018, and is incorporated by reference.

(ii)
Rule 12b-1 Plan with respect to the CrossingBridge Long/Short Credit Fund was previously filed with Registrant’s Post-Effective Amendment No. 486 to its Registration Statement on Form N-1A with the SEC on January 28, 2015, and is incorporated by reference.

	(2)	(i)
Shareholder Servicing Plan with respect to the CrossingBridge Low Duration High Yield Fund was previously filed with Registrant’s Post-Effective Amendment No. 635 to its Registration Statement on Form N-1A with the SEC on January 8, 2018, and is incorporated by reference.

(ii)
Amended and Restated Shareholder Servicing Plan with respect to the CrossingBridge Long/Short Credit Fund was previously filed with Registrant’s Post-Effective Amendment No. 615 to its Registration Statement on Form N-1A with the SEC on June 26, 2017, and is incorporated by reference.

(n)		(i)
Rule 18f-3 Plan with respect to the CrossingBridge Low Duration High Yield Fund was previously filed with Registrant’s Post-Effective Amendment No. 635 to its Registration Statement on Form N-1A with the SEC on January 8, 2018, and is incorporated by reference.

(ii)
Amended and Restated Rule 18f-3 Multiple Class Plan with respect to the CrossingBridge Long/Short Credit Fund was previously filed with Registrant’s Post-Effective Amendment No. 615 to its Registration Statement on Form N-1A with the SEC on June 26, 2017, and is incorporated by reference.

(o)			Reserved.
(p)			Code of Ethics.
(1)
Code of Ethics for Registrant was previously filed with Registrant’s Post-Effective Amendment No. 672 to its Registration Statement on Form N-1A with the SEC on December 19, 2018, and is incorporated by reference.

2

(2)
Code of Ethics for Fund and Adviser was previously filed with Registrant’s Post-Effective Amendment No. 635 to its Registration Statement on Form N-1A with the SEC on January 8, 2018, and is incorporated by reference.

(3)
Code of Ethics for Principal Underwriter was previously filed with Registrant’s Post-Effective Amendment No. 430 to its Registration Statement on Form N-1A with the SEC on March 21, 2014, and is incorporated by reference.

Item 29.     Persons Controlled by or Under Common Control with Registrant

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30.     Indemnification

Reference is made to Article X of the Registrant’s Declaration of Trust.

Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking:  “Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.”

Item 31.     Business and Other Connections of Investment Adviser

CrossingBridge Advisors, LLC (the “Adviser”) serves as the investment adviser for the CrossingBridge Low Duration High Yield Fund and the CrossingBridge Long/Short Credit Fund (the “Funds”).  The principal business address of the Adviser is 427 Bedford Road, Suite 230, Pleasantville, NY 10570.  With respect to the Adviser, the response to this Item is incorporated by reference to the Adviser’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the Securities and Exchange Commission (“SEC”), and dated March 28, 2018.  The Adviser’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

Item 32.     Principal Underwriter.

(a) Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

Advisors Series Trust	LoCorr Investment Trust
Aegis Funds	Lord Asset Management Trust
Allied Asset Advisors Funds	MainGate Trust
Alpha Architect ETF Trust	Managed Portfolio Series
Amplify ETF Trust	Manager Directed Portfolios
Angel Oak Funds Trust	Matrix Advisors Fund Trust
Barrett Opportunity Fund, Inc.	Matrix Advisors Value Fund, Inc.
Bridge Builder Trust	Merger Fund
Bridges Investment Fund, Inc.	Monetta Trust
Brookfield Investment Funds	Nicholas Equity Income Fund, Inc.
Brown Advisory Funds	Nicholas Family of Funds, Inc.
Buffalo Funds	Permanent Portfolio Family of Funds
3

CG Funds Trust	Perritt Funds, Inc.
DoubleLine Funds Trust	PRIMECAP Odyssey Funds
ETF Series Solutions	Professionally Managed Portfolios
Evermore Funds Trust	Prospector Funds, Inc.
First American Funds, Inc.	Provident Mutual Funds, Inc.
FundX Investment Trust	Rainier Investment Management Mutual Funds
Glenmede Fund, Inc.	RBB Fund, Inc.
Glenmede Portfolios	RBC Funds Trust
GoodHaven Funds Trust	Series Portfolio Trust
Greenspring Fund, Inc.	Sims Total Return Fund, Inc.
Harding Loevner Funds, Inc.	Thompson IM Funds, Inc.
Hennessy Funds Trust	TigerShares Trust
Horizon Funds	TrimTabs ETF Trust
Hotchkis & Wiley Funds	Trust for Professional Managers
Intrepid Capital Management Funds Trust	Trust for Advised Portfolios
IronBridge Funds, Inc.	USA Mutuals
Jacob Funds, Inc.	Wall Street EWM Funds Trust
Jensen Quality Growth Fund Inc.	Westchester Capital Funds
Kirr Marbach Partners Funds, Inc.	Wisconsin Capital Funds, Inc.
LKCM Funds	YCG Funds
4

(b)	To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
Teresa Cowan(1)	President, Board Member, Board Chairperson	None
Andrew M. Strnad(2)	Vice President, Secretary	None
Joseph C. Neuberger(1)	Board Member	Chairperson and Trustee
Michael Peck(1)	Board Member	None
Susan LaFond(1)	Vice President, Treasurer, Co-Chief Compliance Officer	None
Peter A. Hovel(1)	Chief Financial Officer	None
Jennifer Brunner(1)	Vice President, Co-Chief Compliance Officer	None
Brett Scribner(3)	Assistant Treasurer	None
Thomas A. Wolden(3)	Assistant Treasurer	None
(1)     This individual is located at 777 East Wisconsin Avenue, Milwaukee, Wisconsin, 53202.
(2)     This individual is located at 10 West Market Street, Suite 1150, Indianapolis, Indiana, 46204.
(3)     This individual is located at 800 Nicollet Mall, Minneapolis, Minnesota, 55402.

(c) Not Applicable.

Item 33.     Location of Accounts and Records.

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, are maintained at the following locations:

Records Relating to:	Are located at:
Registrant’s Fund Administrator, Fund Accountant, and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, WI 53202
Registrant’s Investment Adviser	CrossingBridge Advisors, LLC 427 Bedford Road, Suite 230 Pleasantville, NY 10570
Registrant’s Custodian	U.S. Bank, National Association 1555 North River Center Drive, Suite 302 Milwaukee, WI 53212
Registrant’s Distributor	Quasar Distributors, LLC 777 East Wisconsin Avenue, 6th Floor Milwaukee, WI 53202

Item 34.     Management Services

All management-related service contracts entered into by Registrant are discussed in Parts A and B of this Registration Statement.

Item 35.     Undertakings

The Registrant hereby undertakes to furnish each person to whom a Prospectus for one or more of the series of the Registrant is delivered with a copy of the relevant latest annual report to shareholders, upon request and without charge.
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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 680 to its Registration Statement meets all of the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 680 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Milwaukee and State of Wisconsin, on the 28th day of January, 2019.

TRUST FOR PROFESSIONAL MANAGERS By: /s/ John P. Buckel John P. Buckel President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 680 to its Registration Statement has been signed below on January 28, 2019, by the following persons in the capacities indicated.

Signature	Title
Joseph C. Neuberger* Joseph C. Neuberger	Chairperson and Interested Trustee
Michael D. Akers* Michael D. Akers	Independent Trustee
Gary A. Drska* Gary A. Drska	Independent Trustee
Jonas B. Siegel* Jonas B. Siegel	Independent Trustee
/s/ John P. Buckel John P. Buckel	President and Principal Executive Officer
Jennifer A. Lima* Jennifer A. Lima	Vice President, Treasurer and Principal Financial and Accounting Officer
* By:      /s/ John P. Buckel
John P. Buckel
* Attorney-in-Fact pursuant to Power of Attorney
previously filed with Registrant’s Post-Effective
Amendment No. 643 to its Registration Statement
on Form N-1A with the SEC on March 21, 2018,
and is incorporated by reference.

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EXHIBIT INDEX

Exhibit	Exhibit No.
First Amendment to Distribution Agreement	EX-99.e.ii
First Amendment to Custody Agreement	EX-99.g.ii
First Amendment to Fund Administration Servicing Agreement	EX-99.h.1.ii.
First Amendment to Transfer Agent Servicing Agreement	EX-99.h.2.ii
First Amendment to Fund Accounting Servicing Agreement	EX-99.h.3.ii
Opinion and Consent of Counsel	EX-99.i.1
Consent of Independent Registered Public Accounting Firm	EX-99.j.1